UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07874

JPMorgan Insurance Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Insurance Trust

Schedule of Portfolio Investments as of September 30, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 9.1%
7,301	Ally Auto Receivables Trust, Series 2013-2, Class A3, 0.790%, 01/15/18	7,296
	American Credit Acceptance Receivables Trust,
36,236	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	36,273
77,298	Series 2016-3, Class A, 1.700%, 11/12/20 (e)	77,454
	American Homes 4 Rent Trust,
435,377	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	470,656
200,000	Series 2014-SFR2, Class C, 4.705%, 10/17/36 (e)	220,310
242,367	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	261,569
200,000	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	225,246
100,000	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	106,048
200,000	Series 2015-SFR2, Class C, 4.691%, 10/17/45 (e)	221,458
50,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A3, 1.460%, 05/08/21	50,061
230,921	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	230,560
	B2R Mortgage Trust,
90,694	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	90,720
247,712	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	254,241
100,000	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	100,399
182,000	BCC Funding XIII LLC, Series 2016-1, Class A2, 2.200%, 12/20/21 (e)	182,020
12,164	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.895%, 04/25/36	11,820
77,000	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.250%, 07/17/23	78,440
72,062	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.500%, 07/15/64 (e)	72,060
	Capital Auto Receivables Asset Trust,
109,000	Series 2016-2, Class A2A, 1.320%, 01/22/19	109,074
63,000	Series 2016-2, Class A4, 1.630%, 01/20/21	62,944
	CarFinance Capital Auto Trust,
5,871	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	5,872
54,874	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	54,807
	CarMax Auto Owner Trust,
13,533	Series 2013-4, Class A3, 0.800%, 07/16/18	13,527
55,000	Series 2013-4, Class A4, 1.280%, 05/15/19	55,106
75,306	Carnow Auto Receivables Trust, Series 2015-1A, Class A, 1.690%, 01/15/20 (e)	75,373
15,557	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 5.180%, 06/25/32	15,584
232,000	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.770%, 10/15/20 (e)	233,125
	Citi Held For Asset Issuance,
56,522	Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	56,472
294,925	Series 2016-MF1, Class A, 4.480%, 08/15/22 (e)	299,418
	CPS Auto Receivables Trust,
148,170	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	148,307
102,964	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	103,021
172,000	Series 2015-C, Class D, 4.630%, 08/16/21 (e)	174,274
190,153	Series 2016-A, Class A, 2.250%, 10/15/19 (e)	191,071
82,393	Series 2016-B, Class A, 2.070%, 11/15/19 (e)	82,567
250,000	Credit Acceptance Auto Loan Trust, Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	251,865
5,929	CWABS Revolving Home Equity Loan Trust, Series 2004-K, Class 2A, VAR, 0.824%, 02/15/34	5,460
	CWABS, Inc., Asset-Backed Certificates,
1,056	Series 2004-1, Class 3A, VAR, 1.085%, 04/25/34	892
64,486	Series 2004-1, Class M1, VAR, 1.275%, 03/25/34	62,210
9,466	Series 2004-1, Class M2, VAR, 1.350%, 03/25/34	8,773
	Drive Auto Receivables Trust,
129,218	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	129,391
132,000	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	136,626
195,000	Series 2016-AA, Class B, 3.170%, 05/15/20 (e)	197,725
243,000	Series 2016-AA, Class C, 3.910%, 05/17/21 (e)	249,085
80,000	Series 2016-BA, Class B, 2.560%, 06/15/20 (e)	80,726

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	DT Auto Owner Trust,
191,115	Series 2016-1A, Class A, 2.000%, 09/16/19 (e)	191,607
237,000	Series 2016-1A, Class B, 2.790%, 05/15/20 (e)	239,242
139,924	Series 2016-2A, Class A, 1.730%, 08/15/19 (e)	140,161
294,185	Series 2016-3A, Class A, 1.750%, 11/15/19 (e)	294,786
185,000	Series 2016-3A, Class B, 2.650%, 07/15/20 (e)	186,891
66,000	Series 2016-4A, Class B, 2.020%, 08/17/20 (e)	65,996
113,300	Series 2016-4A, Class D, 3.770%, 10/17/22 (e)	113,279
	Exeter Automobile Receivables Trust,
18,794	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	18,770
56,302	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	56,237
121,197	Series 2016-1A, Class A, 2.350%, 07/15/20 (e)	121,527
135,000	Series 2016-1A, Class C, 5.520%, 10/15/21 (e)	141,875
120,080	Series 2016-2A, Class A, 2.210%, 07/15/20 (e)	120,260
	First Investors Auto Owner Trust,
75,267	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	75,279
135,000	Series 2016-2A, Class A1, 1.530%, 11/16/20 (e)	135,055
258,320	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	259,864
	Flagship Credit Auto Trust,
17,316	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	17,323
53,712	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	53,641
45,000	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	45,421
22,000	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	21,997
252,958	Series 2015-3, Class A, 2.380%, 10/15/20 (e)	254,504
126,000	Series 2015-3, Class B, 3.680%, 03/15/22 (e)	130,235
76,000	Series 2015-3, Class C, 4.650%, 03/15/22 (e)	76,897
283,131	Series 2016-1, Class A, 2.770%, 12/15/20 (e)	285,896
250,000	Series 2016-1, Class C, 6.220%, 06/15/22 (e)	266,357
359,417	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	360,211
	GO Financial Auto Securitization Trust,
24,175	Series 2015-1, Class A, 1.810%, 03/15/18 (e)	24,155
107,917	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	108,270
160,000	Series 2015-2, Class B, 4.800%, 08/17/20 (e)	163,322
66,338	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	66,542
	Green Tree Agency Advance Funding Trust I,
283,000	Series 2015-T1, Class DT1, 4.669%, 10/15/48 (e)	284,426
123,000	Series 2016-T1, Class AT1, 2.380%, 10/15/48 (e)	122,999
114,000	Series 2016-T1, Class BT1, 3.122%, 10/15/48 (e)	114,000
130,000	HERO Funding Trust, Series 2016-3A, Class A1, 3.080%, 09/20/42 (e)	130,000
70,645	Hyundai Auto Receivables Trust, Series 2013-A, Class A4, 0.750%, 09/17/18	70,618
316,194	LendingClub Issuance Trust, Series 2016-NP1, Class A, 3.750%, 06/15/22 (e)	317,137
171,000	Lendmark Funding Trust, Series 2016-A, Class A, 4.820%, 08/21/23 (e)	172,481
	Long Beach Mortgage Loan Trust,
75,179	Series 2003-4, Class M1, VAR, 1.545%, 08/25/33	71,684
135,207	Series 2004-1, Class M1, VAR, 1.275%, 02/25/34	130,406
10,568	Series 2004-1, Class M2, VAR, 1.350%, 02/25/34	10,011
9,210	Series 2006-WL2, Class 2A3, VAR, 0.725%, 01/25/36	8,934
36,732	MarketPlace Loan Trust, Series 2015-OD4, Class A, 3.250%, 12/18/17 (e)	36,780
244,913	Marlette Funding Trust, Series 2016-1A, Class A, 3.060%, 01/17/23 (e)	245,189
191,144	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2A, 0.820%, 06/15/18	191,118
	Nationstar HECM Loan Trust,
86,505	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	86,548
158,000	Series 2015-2A, Class M1, 4.115%, 11/25/25 (e)	159,185
140,000	Series 2016-1A, Class M1, 4.360%, 02/25/26 (e)	139,940
79,795	Series 2016-2A, Class A, 2.239%, 06/25/26 (e)	79,895

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
125,000	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 1.200%, 03/25/35	117,488
241,827	NRPL Trust, Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	236,697
	NRZ Advance Receivables Trust Advance Receivables Backed Notes,
500,000	Series 2015-T4, Class AT4, 3.196%, 11/15/47 (e)	502,771
250,000	Series 2015-T4, Class DT4, 4.671%, 11/15/47 (e)	252,187
100,000	Series 2016-T1, Class AT1, 2.751%, 06/15/49 (e)	100,039
187,617	Oak Hill Advisors Residential Loan Trust, Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	186,009
	Ocwen Master Advance Receivables Trust,
367,000	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	367,746
164,000	Series 2015-T3, Class BT3, 3.704%, 11/15/47 (e)	163,775
100,000	Series 2016-T1, Class AT1, 2.521%, 08/17/48 (e)	99,984
150,000	Series 2016-T1, Class CT1, 3.607%, 08/17/48 (e)	149,766
184,211	Series 2016-T1, Class DT1, 4.246%, 08/17/48 (e)	183,923
155,000	OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A, 4.210%, 05/17/20 (e)	156,083
224,727	OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.040%, 01/15/21 (e)	225,631
	OneMain Financial Issuance Trust,
299,387	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	299,642
100,000	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	100,702
352,400	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	353,183
230,000	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	232,336
100,000	Series 2015-1A, Class B, 3.850%, 03/18/26 (e)	101,632
350,000	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	351,226
100,000	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	100,115
215,000	Series 2016-1A, Class A, 3.660%, 02/20/29 (e)	220,444
250,000	Oportun Funding II LLC, Series 2016-A, Class A, 4.700%, 03/08/21 (e)	253,875
202,963	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	203,165
	Progress Residential Trust,
226,672	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	229,613
150,000	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	152,187
437,042	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	448,520
100,000	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	105,292
350,000	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	350,328
5,978	RASC Trust, Series 2003-KS9, Class A2B, VAR, 1.165%, 11/25/33	5,146
80,960	RMAT LLC, Series 2015-NPL1, Class A1, SUB, 3.750%, 05/25/55 (e)	80,338
	Santander Drive Auto Receivables Trust,
35,779	Series 2015-S1, Class R1, 1.930%, 09/17/19 (e)	35,761
17,651	Series 2015-S7, Class R1, 1.970%, 03/16/21 (e)	17,642
41,992	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.850%, 01/18/22 (e)	42,363
93,588	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	93,638
165,000	SoFi Consumer Loan Program LLC, Series 2016-2A, Class A, 3.090%, 10/27/25 (e)	165,313
	SpringCastle America Funding LLC,
238,722	Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	239,492
100,000	Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	99,928
230,000	Series 2016-AA, Class A, 3.050%, 04/25/29 (e) (w)	229,991
	Springleaf Funding Trust,
298,725	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	299,107
308,000	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	311,835
122,871	Spruce ABS Trust, Series 2016-E1, Class A, 4.320%, 06/15/28 (e)	122,955
	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes,
215,000	Series 2015-T2, Class DT2, 4.230%, 01/15/47 (e)	215,068
214,000	Series 2015-T3, Class DT3, 4.430%, 07/15/47 (e)	214,243
142,644	U.S. Residential Opportunity Fund III Trust, Series 2016-1III, Class A, SUB, 3.475%, 07/27/36 (e)	142,922

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
311,000	VOLT L LLC, Series 2016-NP10, Class A1, SUB, 3.500%, 09/25/46 (e)	311,000
156,654	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	158,148
88,134	VOLT XLV LLC, Series 2016-NPL5, Class A1, SUB, 4.000%, 05/25/46 (e)	88,889
518,445	VOLT XLVI LLC, Series 2016-NPL6, Class A1, SUB, 3.844%, 06/25/46 (e)	521,411
126,080	VOLT XLVII LLC, Series 2016-NPL7, Class A1, SUB, 3.750%, 06/25/46 (e)	126,524
325,122	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	325,201
143,669	VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	144,809
223,000	VOLT XXXV, Series 2016-NPL9, Class A1, SUB, 3.500%, 09/25/46 (e)	222,985
115,153	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	115,160
	Westlake Automobile Receivables Trust,
100,000	Series 2015-3A, Class D, 4.400%, 05/17/21 (e)	101,835
1,297,000	Series 2016-2A, Class A2, 1.570%, 06/17/19 (e)	1,298,097

	Total Asset-Backed Securities (Cost $23,678,467)	23,881,037

Collateralized Mortgage Obligations — 17.2%
	Agency CMO — 13.9%
78,562	Federal Home Loan Mortgage Corp.—Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	85,855
	Federal Home Loan Mortgage Corp. REMIC,
743	Series 22, Class C, 9.500%, 04/15/20	767
170	Series 47, Class F, 10.000%, 06/15/20	181
176	Series 99, Class Z, 9.500%, 01/15/21	189
357	Series 1065, Class J, 9.000%, 04/15/21	402
5,873	Series 1113, Class J, 8.500%, 06/15/21	5,978
2,026	Series 1250, Class J, 7.000%, 05/15/22	2,228
5,089	Series 1316, Class Z, 8.000%, 06/15/22	5,607
7,781	Series 1324, Class Z, 7.000%, 07/15/22	8,546
35,185	Series 1343, Class LA, 8.000%, 08/15/22	39,514
7,243	Series 1343, Class LB, 7.500%, 08/15/22	8,183
4,936	Series 1394, Class ID, IF, 9.566%, 10/15/22	5,930
4,413	Series 1395, Class G, 6.000%, 10/15/22	4,777
3,239	Series 1505, Class Q, 7.000%, 05/15/23	3,612
6,177	Series 1518, Class G, IF, 8.560%, 05/15/23	7,215
6,094	Series 1541, Class O, VAR, 0.880%, 07/15/23	6,044
178,242	Series 1577, Class PV, 6.500%, 09/15/23	196,764
109,284	Series 1584, Class L, 6.500%, 09/15/23	123,601
117,600	Series 1633, Class Z, 6.500%, 12/15/23	128,319
134,956	Series 1638, Class H, 6.500%, 12/15/23	154,654
2,387	Series 1671, Class QC, IF, 10.000%, 02/15/24	3,395
16,514	Series 1694, Class PK, 6.500%, 03/15/24	18,239
4,540	Series 1700, Class GA, PO, 02/15/24	4,377
16,060	Series 1798, Class F, 5.000%, 05/15/23	17,206
29,456	Series 1863, Class Z, 6.500%, 07/15/26	33,755
4,026	Series 1865, Class D, PO, 02/15/24	3,723
12,924	Series 1981, Class Z, 6.000%, 05/15/27	14,351
16,663	Series 1987, Class PE, 7.500%, 09/15/27	18,518
55,574	Series 1999, Class PU, 7.000%, 10/15/27	62,840
100,161	Series 2031, Class PG, 7.000%, 02/15/28	116,474
3,721	Series 2033, Class SN, HB, IF, 28.318%, 03/15/24	1,770
97,407	Series 2035, Class PC, 6.950%, 03/15/28	111,252
6,616	Series 2038, Class PN, IO, 7.000%, 03/15/28	1,254
18,639	Series 2054, Class PV, 7.500%, 05/15/28	21,403
115,362	Series 2057, Class PE, 6.750%, 05/15/28	129,631
23,429	Series 2064, Class TE, 7.000%, 06/15/28	26,612
22,443	Series 2075, Class PH, 6.500%, 08/15/28	24,974
70,172	Series 2095, Class PE, 6.000%, 11/15/28	80,709
4,442	Series 2132, Class SB, HB, IF, 28.283%, 03/15/29	7,935
3,982	Series 2134, Class PI, IO, 6.500%, 03/15/19	241
37,943	Series 2178, Class PB, 7.000%, 08/15/29	43,453
66,474	Series 2182, Class ZB, 8.000%, 09/15/29	76,519
775	Series 2204, Class GB, VAR, 8.000%, 12/20/29	775
11,286	Series 2247, Class Z, 7.500%, 08/15/30	13,129
166,839	Series 2259, Class ZC, 7.350%, 10/15/30	192,956
2,211	Series 2261, Class ZY, 7.500%, 10/15/30	2,560
22,201	Series 2283, Class K, 6.500%, 12/15/23	24,504
4,384	Series 2306, Class K, PO, 05/15/24	4,209
10,521	Series 2306, Class SE, IF, IO, 9.040%, 05/15/24	2,159
11,756	Series 2325, Class PM, 7.000%, 06/15/31	13,789
73,928	Series 2344, Class ZD, 6.500%, 08/15/31	87,208
11,762	Series 2344, Class ZJ, 6.500%, 08/15/31	13,567
7,474	Series 2345, Class NE, 6.500%, 08/15/31	8,738
42,973	Series 2359, Class ZB, 8.500%, 06/15/31	50,911
109,813	Series 2367, Class ME, 6.500%, 10/15/31	125,811
11,051	Series 2390, Class DO, PO, 12/15/31	10,380

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
232	Series 2391, Class QR, 5.500%, 12/15/16	233
469	Series 2394, Class MC, 6.000%, 12/15/16	470
17,115	Series 2410, Class OE, 6.375%, 02/15/32	18,714
18,961	Series 2410, Class QS, IF, 18.137%, 02/15/32	29,858
19,403	Series 2410, Class QX, IF, IO, 8.126%, 02/15/32	5,747
22,465	Series 2412, Class SP, IF, 15.051%, 02/15/32	30,141
43,450	Series 2423, Class MC, 7.000%, 03/15/32	50,235
71,475	Series 2423, Class MT, 7.000%, 03/15/32	82,778
144,183	Series 2435, Class CJ, 6.500%, 04/15/32	167,102
26,250	Series 2444, Class ES, IF, IO, 7.426%, 03/15/32	7,288
17,500	Series 2450, Class SW, IF, IO, 7.476%, 03/15/32	4,366
50,086	Series 2455, Class GK, 6.500%, 05/15/32	57,903
32,756	Series 2484, Class LZ, 6.500%, 07/15/32	38,103
113,268	Series 2500, Class MC, 6.000%, 09/15/32	128,948
1,582	Series 2503, Class BH, 5.500%, 09/15/17	1,606
22,875	Series 2527, Class BP, 5.000%, 11/15/17	23,208
42,470	Series 2535, Class BK, 5.500%, 12/15/22	45,873
1,332,877	Series 2543, Class YX, 6.000%, 12/15/32	1,504,832
108,836	Series 2544, Class HC, 6.000%, 12/15/32	125,447
550,917	Series 2574, Class PE, 5.500%, 02/15/33	625,139
191,274	Series 2575, Class ME, 6.000%, 02/15/33	211,057
187,158	Series 2578, Class PG, 5.000%, 02/15/18	190,932
15,267	Series 2586, Class WI, IO, 6.500%, 03/15/33	2,613
10,093	Series 2626, Class NS, IF, IO, 6.026%, 06/15/23	377
27,992	Series 2638, Class DS, IF, 8.076%, 07/15/23	30,045
78,563	Series 2647, Class A, 3.250%, 04/15/32	82,960
124,462	Series 2651, Class VZ, 4.500%, 07/15/18	127,503
223,909	Series 2656, Class BG, 5.000%, 10/15/32	227,369
8,721	Series 2682, Class LC, 4.500%, 07/15/32	8,744
260,000	Series 2764, Class UG, 5.000%, 03/15/34	301,348
1,329	Series 2780, Class JG, 4.500%, 04/15/19	1,379
132,537	Series 2827, Class DG, 4.500%, 07/15/19	135,814
573,526	Series 2949, Class GE, 5.500%, 03/15/35	644,812
1,618	Series 2989, Class PO, PO, 06/15/23	1,590
300,000	Series 3047, Class OD, 5.500%, 10/15/35	346,174
979,878	Series 3053, Class ZB, 6.000%, 10/15/35	1,217,449
110,834	Series 3085, Class VS, HB, IF, 26.623%, 12/15/35	193,969
35,440	Series 3117, Class EO, PO, 02/15/36	32,566
36,427	Series 3260, Class CS, IF, IO, 5.616%, 01/15/37	5,101
65,156	Series 3385, Class SN, IF, IO, 5.476%, 11/15/37	8,984
81,991	Series 3387, Class SA, IF, IO, 5.896%, 11/15/37	13,638
467,872	Series 3423, Class PB, 5.500%, 03/15/38	527,154
53,520	Series 3451, Class SA, IF, IO, 5.526%, 05/15/38	7,404
287,112	Series 3455, Class SE, IF, IO, 5.676%, 06/15/38	46,729
195,883	Series 3688, Class NI, IO, 5.000%, 04/15/32	11,293
61,645	Series 3759, Class HI, IO, 4.000%, 08/15/37	2,303
64,615	Series 3772, Class IO, IO, 3.500%, 09/15/24	1,122
407,000	Series 3786, Class PD, 4.500%, 01/15/41	486,873
	Federal Home Loan Mortgage Corp. STRIPS,
75,651	Series 233, Class 11, IO, 5.000%, 09/15/35	11,211
84,750	Series 239, Class S30, IF, IO, 7.176%, 08/15/36	16,079
365,161	Series 262, Class 35, 3.500%, 07/15/42	388,541
349,611	Series 299, Class 300, 3.000%, 01/15/43	364,670
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
12,931	Series T-41, Class 3A, VAR, 5.888%, 07/25/32	14,746
86,954	Series T-54, Class 2A, 6.500%, 02/25/43	104,930
38,854	Series T-54, Class 3A, 7.000%, 02/25/43	46,781
172,647	Series T-56, Class APO, PO, 05/25/43	154,275
21,064	Series T-58, Class APO, PO, 09/25/43	18,408
	Federal National Mortgage Association—ACES,
1,000,000	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	1,098,029
1,000,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	1,048,607
389,000	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	420,485
468,145	Series 2015-M17, Class FA, VAR, 1.453%, 11/25/22	469,574
500,000	Series 2016-M2, Class AV2, 2.152%, 01/25/23	511,053

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
	Federal National Mortgage Association REMIC,
572	Series 1988-16, Class B, 9.500%, 06/25/18	589
1,750	Series 1989-83, Class H, 8.500%, 11/25/19	1,880
385	Series 1990-1, Class D, 8.800%, 01/25/20	413
1,953	Series 1990-10, Class L, 8.500%, 02/25/20	2,103
238	Series 1990-93, Class G, 5.500%, 08/25/20	250
8	Series 1990-140, Class K, HB, 652.145%, 12/25/20	85
495	Series 1990-143, Class J, 8.750%, 12/25/20	545
11,505	Series 1992-101, Class J, 7.500%, 06/25/22	12,720
3,542	Series 1992-143, Class MA, 5.500%, 09/25/22	3,770
974,034	Series 1993-84, Class M, 7.500%, 06/25/23	1,098,739
16,278	Series 1993-146, Class E, PO, 05/25/23	15,489
39,056	Series 1993-155, Class PJ, 7.000%, 09/25/23	43,872
1,234	Series 1993-165, Class SD, IF, 13.387%, 09/25/23	1,579
6,152	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	7,061
53,576	Series 1993-203, Class PL, 6.500%, 10/25/23	61,730
5,444	Series 1993-205, Class H, PO, 09/25/23	5,248
196,857	Series 1993-223, Class PZ, 6.500%, 12/25/23	216,053
55,405	Series 1993-225, Class UB, 6.500%, 12/25/23	61,869
1,593	Series 1993-230, Class FA, VAR, 1.125%, 12/25/23	1,614
124,703	Series 1994-37, Class L, 6.500%, 03/25/24	138,133
1,086,645	Series 1994-72, Class K, 6.000%, 04/25/24	1,245,801
12,326	Series 1995-2, Class Z, 8.500%, 01/25/25	14,263
63,448	Series 1995-19, Class Z, 6.500%, 11/25/23	73,104
2,105	Series 1996-59, Class J, 6.500%, 08/25/22	2,257
67,145	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	2,215
12,761	Series 1997-39, Class PD, 7.500%, 05/20/27	14,916
22,325	Series 1997-46, Class PL, 6.000%, 07/18/27	24,898
52,963	Series 1997-61, Class ZC, 7.000%, 02/25/23	58,696
8,347	Series 1998-36, Class ZB, 6.000%, 07/18/28	9,562
18,739	Series 1998-43, Class SA, IF, IO, 18.987%, 04/25/23	7,109
27,065	Series 1998-46, Class GZ, 6.500%, 08/18/28	31,184
50,492	Series 1998-58, Class PC, 6.500%, 10/25/28	56,616
120,548	Series 1999-39, Class JH, IO, 6.500%, 08/25/29	13,331
4,240	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	762
37,562	Series 2001-4, Class PC, 7.000%, 03/25/21	40,251
41,616	Series 2001-30, Class PM, 7.000%, 07/25/31	47,683
141,665	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	27,576
64,379	Series 2001-36, Class DE, 7.000%, 08/25/31	75,244
6,262	Series 2001-44, Class PD, 7.000%, 09/25/31	7,117
100,490	Series 2001-61, Class Z, 7.000%, 11/25/31	114,304
32	Series 2001-69, Class PG, 6.000%, 12/25/16	32
14	Series 2001-71, Class QE, 6.000%, 12/25/16	14
13,099	Series 2002-1, Class HC, 6.500%, 02/25/22	14,623
4,018	Series 2002-1, Class SA, HB, IF, 23.480%, 02/25/32	6,902
1,264	Series 2002-2, Class UC, 6.000%, 02/25/17	1,282
184	Series 2002-3, Class OG, 6.000%, 02/25/17	184
130,156	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	6,752
104,512	Series 2002-15, Class PO, PO, 04/25/32	98,341
47,152	Series 2002-28, Class PK, 6.500%, 05/25/32	52,897
27,562	Series 2002-62, Class ZE, 5.500%, 11/25/17	27,994
93,981	Series 2002-68, Class SH, IF, IO, 7.469%, 10/18/32	21,624
9,361	Series 2002-77, Class S, IF, 13.520%, 12/25/32	11,536
7,251	Series 2002-94, Class BK, 5.500%, 01/25/18	7,286

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
193,173	Series 2003-7, Class A1, 6.500%, 12/25/42	223,539
227,518	Series 2003-22, Class UD, 4.000%, 04/25/33	244,948
50,429	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	12,213
37,439	Series 2003-47, Class PE, 5.750%, 06/25/33	42,745
8,219	Series 2003-64, Class SX, IF, 12.442%, 07/25/33	10,426
7,635	Series 2003-66, Class PA, 3.500%, 02/25/33	7,811
35,542	Series 2003-71, Class DS, IF, 6.769%, 08/25/33	40,268
12,943	Series 2003-80, Class SY, IF, IO, 7.125%, 06/25/23	300
125,584	Series 2003-81, Class MC, 5.000%, 12/25/32	126,493
124,042	Series 2003-82, Class VB, 5.500%, 08/25/33	124,972
13,876	Series 2003-91, Class SD, IF, 11.625%, 09/25/33	16,937
130,048	Series 2003-116, Class SB, IF, IO, 7.075%, 11/25/33	29,383
686,684	Series 2003-128, Class DY, 4.500%, 01/25/24	741,001
5,931	Series 2003-130, Class SX, IF, 10.732%, 01/25/34	7,274
178,149	Series 2003-131, Class CH, 5.500%, 01/25/34	202,719
16,643	Series 2003-132, Class OA, PO, 08/25/33	15,906
26,829	Series 2004-2, Class OE, 5.000%, 05/25/23	26,834
61,797	Series 2004-4, Class QM, IF, 13.149%, 06/25/33	75,266
26,482	Series 2004-10, Class SC, HB, IF, 26.499%, 02/25/34	32,136
210,213	Series 2004-35, Class AZ, 4.500%, 05/25/34	231,007
93,692	Series 2004-36, Class SA, IF, 18.080%, 05/25/34	142,077
55,563	Series 2004-46, Class SK, IF, 15.055%, 05/25/34	73,333
8,489	Series 2004-51, Class SY, IF, 13.189%, 07/25/34	11,369
49,359	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	59,457
18,107	Series 2004-76, Class CL, 4.000%, 10/25/19	18,447
431,776	Series 2004-79, Class ZE, 5.500%, 11/25/34	518,229
687,847	Series 2004-91, Class HC, 6.000%, 12/25/34	864,499
142,473	Series 2005-45, Class DC, HB, IF, 22.384%, 06/25/35	225,896
8,807	Series 2005-52, Class PA, 6.500%, 06/25/35	9,153
202,264	Series 2005-68, Class BC, 5.250%, 06/25/35	214,270
130,891	Series 2005-84, Class XM, 5.750%, 10/25/35	142,919
181,651	Series 2005-110, Class MN, 5.500%, 06/25/35	189,032
56,781	Series 2006-22, Class AO, PO, 04/25/36	51,927
18,949	Series 2006-46, Class SW, HB, IF, 22.273%, 06/25/36	28,091
19,675	Series 2006-59, Class QO, PO, 01/25/33	19,338
53,542	Series 2006-110, Class PO, PO, 11/25/36	51,157
94,956	Series 2006-117, Class GS, IF, IO, 6.125%, 12/25/36	10,630
42,337	Series 2007-7, Class SG, IF, IO, 5.975%, 08/25/36	12,088
141,323	Series 2007-53, Class SH, IF, IO, 5.575%, 06/25/37	22,641
154,502	Series 2007-88, Class VI, IF, IO, 6.015%, 09/25/37	32,121
119,489	Series 2007-100, Class SM, IF, IO, 5.925%, 10/25/37	21,964
119,431	Series 2008-1, Class BI, IF, IO, 5.385%, 02/25/38	19,815
26,150	Series 2008-16, Class IS, IF, IO, 5.675%, 03/25/38	4,341
121,419	Series 2008-46, Class HI, IO, VAR, 1.836%, 06/25/38	8,013
45,041	Series 2008-53, Class CI, IF, IO, 6.675%, 07/25/38	8,310
95,735	Series 2009-112, Class ST, IF, IO, 5.725%, 01/25/40	14,436
48,241	Series 2010-35, Class SB, IF, IO, 5.895%, 04/25/40	6,524
273,190	Series 2010-80, Class PZ, 5.000%, 07/25/40	343,254
580,000	Series 2010-102, Class PN, 5.000%, 09/25/40	692,824
313,897	Series 2013-128, Class PO, PO, 12/25/43	265,701
244,135	Series 2016-38, Class NA, 3.000%, 01/25/46	257,589
1,215	Series G92-42, Class Z, 7.000%, 07/25/22	1,313
2,803	Series G92-44, Class ZQ, 8.000%, 07/25/22	2,899

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
10,803	Series G92-54, Class ZQ, 7.500%, 09/25/22	11,716
786	Series G92-59, Class F, VAR, 1.393%, 10/25/22	796
2,416	Series G92-61, Class Z, 7.000%, 10/25/22	2,674
5,873	Series G92-66, Class KA, 6.000%, 12/25/22	6,332
27,776	Series G92-66, Class KB, 7.000%, 12/25/22	30,474
7,372	Series G93-1, Class KA, 7.900%, 01/25/23	8,296
7,548	Series G93-17, Class SI, IF, 6.000%, 04/25/23	8,610
	Federal National Mortgage Association REMIC Trust,
32,608	Series 1999-W1, Class PO, PO, 02/25/29	30,241
136,677	Series 1999-W4, Class A9, 6.250%, 02/25/29	151,317
339,097	Series 2002-W7, Class A4, 6.000%, 06/25/29	386,099
271,686	Series 2003-W1, Class 1A1, VAR, 5.617%, 12/25/42	308,786
38,354	Series 2003-W1, Class 2A, VAR, 6.245%, 12/25/42	44,663
	Federal National Mortgage Association STRIPS,
7,809	Series 329, Class 1, PO, 01/25/33	7,035
33,916	Series 365, Class 8, IO, 5.500%, 05/25/36	6,309
28,481	Federal National Mortgage Association Trust, Series 2004-W2, Class 2A2, 7.000%, 02/25/44	33,330
	Government National Mortgage Association,
96,795	Series 1994-7, Class PQ, 6.500%, 10/16/24	109,519
97,056	Series 2000-21, Class Z, 9.000%, 03/16/30	117,845
1,270	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	185
221,606	Series 2000-36, Class PB, 7.500%, 11/16/30	264,593
708,382	Series 2001-10, Class PE, 6.500%, 03/16/31	812,791
103,166	Series 2001-22, Class PS, IF, 19.628%, 03/17/31	170,006
54,902	Series 2001-36, Class S, IF, IO, 7.520%, 08/16/31	18,298
822,443	Series 2001-64, Class PB, 6.500%, 12/20/31	941,653
8,068	Series 2002-24, Class SB, IF, 11.131%, 04/16/32	10,140
3,819	Series 2003-24, Class PO, PO, 03/16/33	3,584
26,617	Series 2004-28, Class S, IF, 18.206%, 04/16/34	41,522
500,000	Series 2006-38, Class OH, 6.500%, 08/20/36	635,542
125,367	Series 2007-45, Class QA, IF, IO, 6.108%, 07/20/37	23,778
97,011	Series 2007-76, Class SA, IF, IO, 5.998%, 11/20/37	17,397
95,154	Series 2008-2, Class MS, IF, IO, 6.630%, 01/16/38	21,010
62,885	Series 2008-55, Class SA, IF, IO, 5.668%, 06/20/38	12,044
39,405	Series 2009-6, Class SA, IF, IO, 5.570%, 02/16/39	6,759
132,141	Series 2009-6, Class SH, IF, IO, 5.508%, 02/20/39	20,442
96,732	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	21,221
70,383	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	15,711
193,948	Series 2009-22, Class SA, IF, IO, 5.738%, 04/20/39	30,947
169,958	Series 2009-31, Class TS, IF, IO, 5.768%, 03/20/39	19,069
166,059	Series 2009-64, Class SN, IF, IO, 5.570%, 07/16/39	17,608
79,105	Series 2009-79, Class OK, PO, 11/16/37	75,205
64,222	Series 2009-102, Class SM, IF, IO, 5.870%, 06/16/39	5,422
324,460	Series 2009-106, Class ST, IF, IO, 5.468%, 02/20/38	56,156
108,948	Series 2010-130, Class CP, 7.000%, 10/16/40	128,654
206,848	Series 2011-75, Class SM, IF, IO, 6.068%, 05/20/41	44,907
707,817	Series 2011-H19, Class FA, VAR, 0.964%, 08/20/61	705,359
690,465	Series 2012-H23, Class SA, VAR, 1.024%, 10/20/62	687,804
741,602	Series 2013-H08, Class FC, VAR, 0.944%, 02/20/63	738,265
460,348	Series 2013-H09, Class HA, 1.650%, 04/20/63	459,450
369,948	Series 2014-H17, Class FC, VAR, 0.994%, 07/20/64	367,552
552,358	Series 2015-137, Class WA, VAR, 5.487%, 01/20/38	625,862

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
869,348	Series 2015-H16, Class FG, VAR, 0.934%, 07/20/65	861,304
969,308	Series 2015-H30, Class FE, VAR, 1.094%, 11/20/65	968,037
230,728	Series 2016-H11, Class FD, VAR, 0.894%, 05/20/66	231,026
	Vendee Mortgage Trust,
42,786	Series 1994-1, Class 1, VAR, 5.511%, 02/15/24	46,712
597,598	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	669,516
104,345	Series 1996-1, Class 1Z, 6.750%, 02/15/26	120,746
55,006	Series 1996-2, Class 1Z, 6.750%, 06/15/26	63,258
203,892	Series 1997-1, Class 2Z, 7.500%, 02/15/27	239,739
55,641	Series 1998-1, Class 2E, 7.000%, 03/15/28	66,772

		36,516,396

	Non-Agency CMO — 3.3%
94,528	Ajax Mortgage Loan Trust, Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	93,175
	Alternative Loan Trust,
1,519,486	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,510,204
406,669	Series 2005-20CB, Class 3A8, IF, IO, 4.225%, 07/25/35	58,453
579,471	Series 2005-22T1, Class A2, IF, IO, 4.545%, 06/25/35	106,310
575,665	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	555,713
260,803	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	243,192
269,830	Series 2005-J1, Class 1A4, IF, IO, 4.575%, 02/25/35	14,422
109,464	Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	109,772
	Banc of America Alternative Loan Trust,
200,186	Series 2004-5, Class 3A3, PO, 06/25/34	173,136
15,947	Series 2004-6, Class 15PO, PO, 07/25/19	15,644
	Banc of America Funding Trust,
28,569	Series 2004-1, Class PO, PO, 03/25/34	22,581
192,573	Series 2005-6, Class 2A7, 5.500%, 10/25/35	184,151
26,998	Series 2005-7, Class 30PO, PO, 11/25/35	20,702
96,873	Series 2005-E, Class 4A1, VAR, 2.991%, 03/20/35	97,215
	Banc of America Mortgage Trust,
5,489	Series 2004-4, Class APO, PO, 05/25/34	4,603
95,182	Series 2004-5, Class 2A2, 5.500%, 06/25/34	96,237
77,872	Series 2004-J, Class 3A1, VAR, 3.150%, 11/25/34	76,357
16,788	BCAP LLC Trust, Series 2011-RR5, Class 11A3, VAR, 0.674%, 05/28/36 (e)	16,726
	Bear Stearns ARM Trust,
50,679	Series 2003-7, Class 3A, VAR, 2.862%, 10/25/33	49,728
68,347	Series 2005-5, Class A1, VAR, 2.580%, 08/25/35	68,656
223,465	Series 2006-1, Class A1, VAR, 2.580%, 02/25/36	218,127
	CHL Mortgage Pass-Through Trust,
49,665	Series 2004-7, Class 2A1, VAR, 2.940%, 06/25/34	48,566
27,528	Series 2004-HYB1, Class 2A, VAR, 2.832%, 05/20/34	26,098
43,604	Series 2004-HYB3, Class 2A, VAR, 2.758%, 06/20/34	41,423
24,754	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	25,095
3,604	Series 2004-J8, Class POA, PO, 11/25/19	3,583
100,888	Series 2005-16, Class A23, 5.500%, 09/25/35	95,289
215,982	Series 2005-22, Class 2A1, VAR, 2.834%, 11/25/35	177,035
	Citigroup Global Markets Mortgage Securities VII, Inc.,
38,921	Series 2003-HYB1, Class A, VAR, 3.219%, 09/25/33	38,534
462	Series 2003-UP2, Class PO1, PO, 12/25/18	391
34,430	Citigroup Mortgage Loan Trust, Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	34,525
	Citigroup Mortgage Loan Trust, Inc.,
3,452	Series 2003-UP3, Class A3, 7.000%, 09/25/33	3,504
5,851	Series 2003-UST1, Class A1, 5.500%, 12/25/18	5,838
2,153	Series 2003-UST1, Class PO1, PO, 12/25/18	2,040
1,061	Series 2003-UST1, Class PO3, PO, 12/25/18	1,012
78,113	Series 2005-1, Class 2A1A, VAR, 2.802%, 02/25/35	62,055
2,104	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 5P, PO, 08/25/19	2,090

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
79,817	CSMC, Series 2010-11R, Class A6, VAR, 1.524%, 06/28/47 (e)	77,741
152,585	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	130,901
	First Horizon Mortgage Pass-Through Trust,
127,464	Series 2004-AR7, Class 2A2, VAR, 2.708%, 02/25/35	126,850
84,284	Series 2005-AR1, Class 2A2, VAR, 2.935%, 04/25/35	84,300
	GMACM Mortgage Loan Trust,
80,766	Series 2003-AR1, Class A4, VAR, 3.528%, 10/19/33	79,819
61,025	Series 2004-J5, Class A7, 6.500%, 01/25/35	63,009
358,743	Series 2005-AR3, Class 3A4, VAR, 3.304%, 06/19/35	351,072
	GSR Mortgage Loan Trust,
63,952	Series 2004-6F, Class 1A2, 5.000%, 05/25/34	64,506
196,829	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	209,081
98,551	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	100,967
47,973	Impac Secured Assets Trust, Series 2006-1, Class 2A1, VAR, 0.875%, 05/25/36	43,079
72,626	JP Morgan Mortgage Trust, Series 2006-A2, Class 5A3, VAR, 2.869%, 11/25/33	73,641
44,005	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.970%, 04/21/34	44,981
	MASTR Alternative Loan Trust,
71,603	Series 2003-9, Class 8A1, 6.000%, 01/25/34	71,552
124,364	Series 2004-4, Class 10A1, 5.000%, 05/25/24	129,307
151,556	Series 2004-6, Class 7A1, 6.000%, 07/25/34	147,797
17,670	Series 2004-7, Class 30PO, PO, 08/25/34	13,865
42,638	Series 2004-8, Class 6A1, 5.500%, 09/25/19	43,376
40,826	Series 2004-10, Class 1A1, 4.500%, 09/25/19	40,996
	MASTR Asset Securitization Trust,
182,278	Series 2003-11, Class 9A6, 5.250%, 12/25/33	184,122
3,212	Series 2003-12, Class 15PO, PO, 12/25/18	3,198
9,955	Series 2004-6, Class 15PO, PO, 07/25/19	9,615
6,552	Series 2004-8, Class PO, PO, 08/25/19	6,230
20,729	Series 2004-10, Class 15PO, PO, 10/25/19	19,952
42,820	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	33,877
41,688	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 1.165%, 02/25/35	40,114
40,971	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	41,046
298,279	PHH Alternative Mortgage Trust, Series 2007-2, Class 2X, IO, 6.000%, 05/25/37	76,468
	RALI Trust,
5,049	Series 2002-QS8, Class A5, 6.250%, 06/25/17	5,046
2,850	Series 2003-QS3, Class A2, IF, 15.344%, 02/25/18	2,979
22,252	Series 2003-QS9, Class A3, IF, IO, 7.025%, 05/25/18	647
36,171	Series 2003-QS14, Class A1, 5.000%, 07/25/18	36,295
10,581	Series 2003-QS18, Class A1, 5.000%, 09/25/18	10,651
3,169	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	3,207
93,589	RFMSI Trust, Series 2005-SA4, Class 1A1, VAR, 3.232%, 09/25/35	77,593
4,323	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	4,369
	Springleaf Mortgage Loan Trust,
58,281	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	58,188
124,000	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	123,544
108,000	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	107,689
81,744	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	81,372
125,000	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	125,549
9,277	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.812%, 06/25/34	9,261
79,038	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.500%, 10/25/33	80,610
	WaMu Mortgage Pass-Through Certificates Trust,
14,165	Series 2003-AR8, Class A, VAR, 2.695%, 08/25/33	14,303
65,351	Series 2003-AR9, Class 1A6, VAR, 2.785%, 09/25/33	65,783

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
857	Series 2003-S4, Class 3A, 5.500%, 06/25/33	857
22,667	Series 2004-AR3, Class A2, VAR, 2.780%, 06/25/34	22,819
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
974,303	Series 2005-2, Class 1A4, IF, IO, 4.525%, 04/25/35	132,582
348,365	Series 2005-2, Class 2A3, IF, IO, 4.475%, 04/25/35	59,801
270,382	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	55,535
249,409	Series 2005-4, Class CB7, 5.500%, 06/25/35	230,087
10,026	Series 2005-4, Class DP, PO, 06/25/20	9,285
77,562	Series 2005-6, Class 2A4, 5.500%, 08/25/35	71,181
	Wells Fargo Mortgage-Backed Securities Trust,
17,701	Series 2003-K, Class 1A1, VAR, 2.748%, 11/25/33	17,725
35,401	Series 2003-K, Class 1A2, VAR, 2.748%, 11/25/33	35,614
44,133	Series 2004-EE, Class 3A1, VAR, 3.112%, 12/25/34	45,511
110,011	Series 2004-P, Class 2A1, VAR, 2.994%, 09/25/34	113,283
197,656	Series 2005-AR3, Class 1A1, VAR, 3.055%, 03/25/35	201,669
59,842	Series 2005-AR8, Class 2A1, VAR, 2.998%, 06/25/35	60,908
50,558	Series 2005-AR16, Class 2A1, VAR, 2.853%, 02/25/34	51,319

		8,528,906

	Total Collateralized Mortgage Obligations (Cost $42,383,260)	45,045,302

Commercial Mortgage-Backed Securities — 1.3%
	A10 Securitization LLC,
2,841	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	2,841
137,301	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	136,764
88,575	A10 Term Asset Financing LLC, Series 2013-2, Class A, 2.620%, 11/15/27 (e)	88,376
18,317	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	18,240
100,000	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	106,386
5,665,512	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.588%, 12/11/49 (e)	4,185
89,001	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	89,400
	COMM Mortgage Trust,
125,000	Series 2013-SFS, Class A2, VAR, 3.086%, 04/12/35 (e)	130,525
200,000	Series 2014-CR19, Class A5, 3.796%, 08/10/47	219,153
156,000	Series 2015-CR25, Class A4, 3.759%, 08/10/48	171,240
100,000	CSMC LLC, Series 2014-USA, Class D, 4.373%, 09/15/37 (e)	96,928
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
229,000	Series K038, Class A2, 3.389%, 03/25/24	252,095
396,228	Series KF12, Class A, VAR, 1.224%, 09/25/22	396,476
55,000	Series KJ02, Class A2, 2.597%, 09/25/20	56,820
250,000	Series KPLB, Class A, 2.770%, 05/25/25	262,343
110,000	FREMF Mortgage Trust, Series 2016-K722, Class B, VAR, 3.835%, 07/25/49 (e)	110,147
122,000	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	122,589
1,335,120	Morgan Stanley Capital I Trust, Series 2006-IQ12, Class X1, IO, VAR, 0.708%, 12/15/43 (e)	697
173,000	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, VAR, 1.980%, 07/14/34 (e)	172,279
250,000	RAIT Trust, Series 2015-FL5, Class B, VAR, 4.424%, 01/15/31 (e)	250,000
88,155	Resource Capital Corp., Ltd., (Cayman Islands), Series 2015-CRE4, Class A, VAR, 1.930%, 08/15/32 (e)	87,110
116,000	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	122,948
104,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	112,122
200,000	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	214,635
110,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	120,655

	Total Commercial Mortgage-Backed Securities (Cost $3,231,121)	3,344,954

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 20.9%
	Consumer Discretionary — 1.3%
	Automobiles — 0.2%
45,000	BMW US Capital LLC, 2.250%, 09/15/23 (e)	44,846
150,000	Daimler Finance North America LLC, 1.875%, 01/11/18 (e)	150,876
110,000	Ford Motor Co., 7.450%, 07/16/31	145,607
	General Motors Co.,
20,000	4.875%, 10/02/23	21,679
100,000	6.600%, 04/01/36	120,532
	Hyundai Capital America,
34,000	2.000%, 07/01/19 (e)	34,166
65,000	2.400%, 10/30/18 (e)	65,894
29,000	Nissan Motor Acceptance Corp., 1.900%, 09/14/21 (e)	28,924

		612,524

	Hotels, Restaurants & Leisure — 0.0% (g)
60,000	McDonald’s Corp., 4.700%, 12/09/35	67,949
28,000	Starbucks Corp., 2.700%, 06/15/22	29,391

		97,340

	Internet & Direct Marketing Retail — 0.1%
	Amazon.com, Inc.,
66,000	3.800%, 12/05/24	73,195
65,000	4.800%, 12/05/34	76,515

		149,710

	Media — 0.8%
	21st Century Fox America, Inc.,
50,000	6.650%, 11/15/37	66,049
50,000	7.250%, 05/18/18	54,598
150,000	7.300%, 04/30/28	201,687
	CBS Corp.,
99,000	3.700%, 08/15/24	103,690
42,000	4.000%, 01/15/26	44,572
94,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.464%, 07/23/22 (e)	101,505
75,000	Comcast Cable Holdings LLC, 10.125%, 04/15/22	100,245
	Comcast Corp.,
39,000	4.200%, 08/15/34	43,206
87,000	4.250%, 01/15/33	96,807
130,000	6.450%, 03/15/37	179,835
30,000	6.500%, 01/15/17	30,457
35,000	6.500%, 11/15/35	48,636
	Cox Communications, Inc.,
67,000	3.350%, 09/15/26 (e)	67,267
20,000	8.375%, 03/01/39 (e)	25,906
	Discovery Communications LLC,
78,000	4.375%, 06/15/21	84,829
30,000	4.950%, 05/15/42	28,570
100,000	Historic TW, Inc., 9.150%, 02/01/23	135,511
75,000	NBCUniversal Media LLC, 5.950%, 04/01/41	100,983
	Time Warner Cable LLC,
50,000	6.550%, 05/01/37	59,392
50,000	6.750%, 07/01/18	54,326
50,000	7.300%, 07/01/38	64,099
75,000	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	102,289
	Time Warner, Inc.,
35,000	4.750%, 03/29/21	39,198
75,000	6.200%, 03/15/40	95,012
7,000	6.250%, 03/29/41	9,037
15,000	6.500%, 11/15/36	19,424
40,000	7.700%, 05/01/32	56,965
	Viacom, Inc.,
15,000	2.750%, 12/15/19	15,235
22,000	3.250%, 03/15/23	22,118
43,000	4.250%, 09/01/23	45,808
20,000	4.500%, 02/27/42	18,569
16,000	4.850%, 12/15/34	16,343
	Walt Disney Co. (The),
31,000	1.850%, 07/30/26	29,610
14,000	3.000%, 07/30/46	13,159

		2,174,937

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
18,000	4.375%, 09/01/23	19,029
17,000	4.500%, 12/15/34	15,994
9,000	5.125%, 01/15/42	8,491
100,000	6.375%, 03/15/37	107,641
9,000	6.700%, 07/15/34	9,923
30,000	6.900%, 04/01/29	34,225

		195,303

	Specialty Retail — 0.1%
28,000	Gap, Inc. (The), 5.950%, 04/12/21	29,896
	Home Depot, Inc. (The),
21,000	2.125%, 09/15/26	20,657
37,000	3.000%, 04/01/26	39,168
13,000	3.500%, 09/15/56	12,648
34,000	4.250%, 04/01/46	39,369
	Lowe’s Cos., Inc.,
72,000	3.375%, 09/15/25	77,664
75,000	7.110%, 05/15/37	106,878

		326,280

	Total Consumer Discretionary	3,556,094

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Staples — 1.0%
	Beverages — 0.3%
	Anheuser-Busch InBev Finance, Inc.,
23,000	1.900%, 02/01/19	23,228
234,000	3.300%, 02/01/23	246,794
241,000	4.700%, 02/01/36	277,358
38,000	Brown-Forman Corp., 4.500%, 07/15/45	43,738
95,000	Diageo Capital plc, (United Kingdom), 5.750%, 10/23/17	99,426
53,000	Molson Coors Brewing Co., 3.000%, 07/15/26	53,401
107,000	PepsiCo, Inc., 4.450%, 04/14/46	126,593

		870,538

	Food & Staples Retailing — 0.4%
200,000	CK Hutchison International 16 Ltd., (Cayman Islands), 1.875%, 10/03/21 (e)	198,238
21,000	Costco Wholesale Corp., 2.250%, 02/15/22	21,616
	CVS Health Corp.,
102,000	2.125%, 06/01/21	103,042
62,000	2.875%, 06/01/26	62,959
116,000	4.000%, 12/05/23	127,828
16,000	5.300%, 12/05/43	19,887
	Kroger Co. (The),
67,000	4.000%, 02/01/24	73,803
18,000	5.400%, 07/15/40	21,869
100,000	7.500%, 04/01/31	141,637
50,000	Walgreen Co., 4.400%, 09/15/42	52,076
	Walgreens Boots Alliance, Inc.,
69,000	3.100%, 06/01/23	71,192
47,000	3.800%, 11/18/24	50,528
23,000	4.500%, 11/18/34	24,580
70,000	Wal-Mart Stores, Inc., 6.500%, 08/15/37	103,429

		1,072,684

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
28,000	3.250%, 08/15/26	28,117
55,000	8.500%, 06/15/19	64,442
27,000	Bunge N.A. Finance LP, 5.900%, 04/01/17	27,583
8,000	ConAgra Foods, Inc., 2.100%, 03/15/18	8,064
13,000	Kellogg Co., 1.750%, 05/17/17	13,047
	Kraft Heinz Foods Co.,
35,000	3.500%, 06/06/22	37,191
31,000	5.375%, 02/10/20	34,612
122,000	6.125%, 08/23/18	132,375
133,000	6.875%, 01/26/39	184,981
27,000	Mead Johnson Nutrition Co., 4.125%, 11/15/25	29,290
75,000	Mondelez International, Inc., 4.000%, 02/01/24	82,105
	Tyson Foods, Inc.,
49,000	3.950%, 08/15/24	52,913
60,000	4.875%, 08/15/34	66,532

		761,252

	Household Products — 0.0% (g)
45,837	Procter & Gamble—ESOP, Series A, 9.360%, 01/01/21	53,822

	Total Consumer Staples	2,758,296

	Energy — 2.1%
	Energy Equipment & Services — 0.1%
21,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	14,601
	Halliburton Co.,
54,000	3.500%, 08/01/23	55,756
77,000	4.850%, 11/15/35	82,803
	Nabors Industries, Inc.,
15,000	4.625%, 09/15/21	14,137
15,000	5.000%, 09/15/20	14,782
	Noble Holding International Ltd., (Cayman Islands),
10,000	6.050%, 03/01/41	5,950
11,000	8.200%, 04/01/45	7,796

		195,825

	Oil, Gas & Consumable Fuels — 2.0%
50,000	Apache Corp., 6.900%, 09/15/18	54,600
	Boardwalk Pipelines LP,
118,000	4.950%, 12/15/24	123,504
16,000	5.950%, 06/01/26	17,699
	BP Capital Markets plc, (United Kingdom),
121,000	2.750%, 05/10/23	123,199
35,000	3.017%, 01/16/27	35,522
15,000	3.506%, 03/17/25	15,909
150,000	3.814%, 02/10/24	162,453
	Buckeye Partners LP,
30,000	4.350%, 10/15/24	30,462
15,000	4.875%, 02/01/21	16,161
	Canadian Natural Resources Ltd., (Canada),
65,000	3.900%, 02/01/25	65,299
50,000	5.850%, 02/01/35	52,575
100,000	5.900%, 02/01/18	104,936
	Cenovus Energy, Inc., (Canada),
13,000	3.000%, 08/15/22	12,363
23,000	4.450%, 09/15/42	19,020
8,000	6.750%, 11/15/39	8,662

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Chevron Corp.,
150,000	2.100%, 05/16/21	152,491
20,000	2.355%, 12/05/22	20,379
200,000	2.566%, 05/16/23	204,868
200,000	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	216,149
75,000	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	75,090
	ConocoPhillips Co.,
43,000	3.350%, 11/15/24	44,047
145,000	4.200%, 03/15/21	156,815
	Devon Energy Corp.,
47,000	3.250%, 05/15/22	46,668
21,000	4.750%, 05/15/42	19,620
	Ecopetrol S.A., (Colombia),
33,000	4.125%, 01/16/25	32,041
39,000	5.375%, 06/26/26	40,328
28,000	5.875%, 09/18/23	30,100
	Energy Transfer Partners LP,
27,000	3.600%, 02/01/23	26,584
45,000	4.050%, 03/15/25	44,657
17,000	5.150%, 03/15/45	15,781
	EnLink Midstream Partners LP,
22,000	4.150%, 06/01/25	21,072
65,000	5.050%, 04/01/45	57,665
	Enterprise Products Operating LLC,
38,000	3.700%, 02/15/26	39,141
25,000	3.750%, 02/15/25	25,923
25,000	3.900%, 02/15/24	26,161
6,000	4.950%, 10/15/54	6,082
16,000	5.100%, 02/15/45	17,248
15,000	EOG Resources, Inc., 2.625%, 03/15/23	14,981
181,000	Exxon Mobil Corp., 3.043%, 03/01/26	189,507
55,000	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	53,295
120,000	Kerr-McGee Corp., 7.875%, 09/15/31	148,965
	Magellan Midstream Partners LP,
14,000	3.200%, 03/15/25	14,072
27,000	4.250%, 09/15/46	26,860
76,000	5.150%, 10/15/43	84,098
70,000	6.400%, 05/01/37	85,595
150,000	Marathon Oil Corp., 6.000%, 10/01/17	155,103
29,000	Marathon Petroleum Corp., 3.625%, 09/15/24	29,232
100,000	NGPL PipeCo LLC, 7.119%, 12/15/17 (e)	104,500
	Noble Energy, Inc.,
14,000	5.050%, 11/15/44	13,854
15,000	5.625%, 05/01/21	15,627
45,000	Occidental Petroleum Corp., 3.500%, 06/15/25	47,939
	ONEOK Partners LP,
25,000	3.200%, 09/15/18	25,472
8,000	3.375%, 10/01/22	8,074
100,000	4.900%, 03/15/25	107,629
17,000	5.000%, 09/15/23	18,447
15,000	6.650%, 10/01/36	16,650
40,000	8.625%, 03/01/19	45,367
60,000	Petro-Canada, (Canada), 6.800%, 05/15/38	78,938
	Petroleos Mexicanos, (Mexico),
30,000	4.250%, 01/15/25	28,947
100,000	4.625%, 09/21/23 (e)	100,170
20,000	4.875%, 01/18/24	20,250
33,000	5.500%, 06/27/44	28,284
42,000	6.375%, 01/23/45	40,320
50,000	6.625%, 06/15/35	50,643
90,000	6.750%, 09/21/47 (e)	90,000
	Plains All American Pipeline LP/PAA Finance Corp.,
15,000	2.600%, 12/15/19	15,127
50,000	3.600%, 11/01/24	48,622
130,000	4.650%, 10/15/25	135,144
50,000	4.900%, 02/15/45	45,918
60,000	Schlumberger Holdings Corp., 3.625%, 12/21/22 (e)	64,323
	Spectra Energy Capital LLC,
47,000	3.300%, 03/15/23	46,597
50,000	5.650%, 03/01/20	54,014
45,000	7.500%, 09/15/38	56,052
50,000	8.000%, 10/01/19	57,700
	Spectra Energy Partners LP,
34,000	2.950%, 09/25/18	34,614
19,000	3.500%, 03/15/25	19,231
7,000	4.500%, 03/15/45	7,031
25,000	5.950%, 09/25/43	29,627
	Statoil ASA, (Norway),
50,000	1.150%, 05/15/18	49,888
143,000	2.650%, 01/15/24	146,444
23,000	3.250%, 11/10/24	24,490
45,000	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	61,174
	Sunoco Logistics Partners Operations LP,
24,000	3.900%, 07/15/26	24,488
13,000	4.250%, 04/01/24	13,510
141,000	4.400%, 04/01/21	151,266

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
53,000	5.350%, 05/15/45	54,271
25,000	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	25,871
	Total Capital International S.A., (France),
28,000	1.550%, 06/28/17	28,080
50,000	2.750%, 06/19/21	52,226
	TransCanada PipeLines Ltd., (Canada),
70,000	6.200%, 10/15/37	89,501
50,000	6.500%, 08/15/18	54,365
50,000	7.125%, 01/15/19	55,670
29,000	Western Gas Partners LP, 4.650%, 07/01/26	30,030

		5,279,367

	Total Energy	5,475,192

	Financials — 8.1%
	Banks — 3.2%
	Bank of America Corp.,
92,000	Series L, 3.950%, 04/21/25	95,292
100,000	2.000%, 01/11/18	100,458
50,000	3.300%, 01/11/23	51,838
114,000	3.500%, 04/19/26	118,546
388,000	3.875%, 08/01/25	414,748
30,000	4.200%, 08/26/24	31,723
69,000	4.450%, 03/03/26	74,096
295,000	5.650%, 05/01/18	312,917
245,000	5.750%, 12/01/17	256,691
135,000	6.400%, 08/28/17	140,868
90,000	6.875%, 04/25/18	97,054
25,000	7.625%, 06/01/19	28,688
65,000	Bank of Montreal, (Canada), 1.500%, 07/18/19	64,858
	Bank of Nova Scotia (The), (Canada),
100,000	1.450%, 04/25/18	100,190
100,000	1.700%, 06/11/18	100,450
150,000	Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e)	156,845
200,000	Barclays plc, (United Kingdom), 3.650%, 03/16/25	197,323
50,000	BB&T Corp., 5.250%, 11/01/19	55,293
200,000	Canadian Imperial Bank of Commerce, (Canada), 1.600%, 09/06/19	199,986
	Citigroup, Inc.,
100,000	1.700%, 04/27/18	100,105
40,000	1.750%, 05/01/18	40,056
137,000	2.150%, 07/30/18	138,209
23,000	2.350%, 08/02/21	23,041
50,000	2.400%, 02/18/20	50,656
75,000	3.400%, 05/01/26	77,538
50,000	4.300%, 11/20/26	52,473
20,000	4.400%, 06/10/25	21,188
210,000	4.450%, 09/29/27	219,908
69,000	4.650%, 07/30/45	77,834
50,000	4.750%, 05/18/46	52,687
58,000	5.500%, 09/13/25	66,182
56,000	8.125%, 07/15/39	88,213
24,000	Citizens Financial Group, Inc., 2.375%, 07/28/21	24,086
10,000	Comerica, Inc., 3.800%, 07/22/26	10,314
200,000	Commonwealth Bank of Australia, (Australia), 2.000%, 09/06/21 (e)	199,741
250,000	Cooperatieve Rabobank UA, (Netherlands), 4.375%, 08/04/25	263,970
200,000	Credit Agricole S.A., (France), 4.375%, 03/17/25 (e)	204,173
350,000	Credit Suisse Group Funding Guernsey Ltd., (Guernsey), 3.800%, 06/09/23 (e)	354,760
200,000	Danske Bank A/S, (Denmark), 2.000%, 09/08/21 (e)	199,753
83,000	Fifth Third Bancorp, 2.875%, 07/27/20	86,050
350,000	Glitnir HF, (Iceland), 0.000%, 10/15/08 (d) (e)	—
111,000	HSBC Bank plc, (United Kingdom), 4.125%, 08/12/20 (e)	118,997
229,000	HSBC Holdings plc, (United Kingdom), 3.600%, 05/25/23	236,585
	Huntington Bancshares, Inc.,
88,000	2.300%, 01/14/22	87,682
73,000	3.150%, 03/14/21	75,681
56,000	KeyCorp, 2.900%, 09/15/20	58,150
9,000	MUFG Americas Holdings Corp., 2.250%, 02/10/20	9,104
200,000	Nordea Bank AB, (Sweden), 1.625%, 09/30/19 (e)	199,470
	PNC Financial Services Group, Inc. (The),
13,000	4.375%, 08/11/20	14,217
150,000	5.125%, 02/08/20	166,645
25,000	5.625%, 02/01/17	25,359
12,000	6.700%, 06/10/19	13,643
54,000	Regions Financial Corp., 3.200%, 02/08/21	56,140
	Royal Bank of Canada, (Canada),
50,000	1.875%, 02/05/20	50,531
80,000	2.000%, 10/01/18	80,904

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
69,000	Santander UK Group Holdings plc, (United Kingdom), 3.125%, 01/08/21	70,113
87,000	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	88,293
200,000	Standard Chartered plc, (United Kingdom), 4.050%, 04/12/26 (e)	206,867
49,000	Sumitomo Mitsui Financial Group, Inc., (Japan), 2.058%, 07/14/21	48,604
	Toronto-Dominion Bank (The), (Canada),
229,000	1.750%, 07/23/18	230,399
47,000	VAR, 3.625%, 09/15/31	47,171
	U.S. Bancorp,
100,000	2.375%, 07/22/26	98,417
100,000	7.500%, 06/01/26	135,516
50,000	Wachovia Corp., 5.750%, 02/01/18	52,828
	Wells Fargo & Co.,
150,000	2.100%, 07/26/21	149,497
65,000	2.600%, 07/22/20	66,323
200,000	3.000%, 02/19/25	203,217
84,000	3.000%, 04/22/26	84,844
80,000	3.300%, 09/09/24	83,661
31,000	4.300%, 07/22/27	33,433
284,000	5.606%, 01/15/44	340,055
250,000	Wells Fargo Bank N.A., 6.000%, 11/15/17	262,469
121,000	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	132,629

		8,476,245

	Capital Markets — 2.0%
	Ameriprise Financial, Inc.,
63,000	2.875%, 09/15/26	63,190
60,000	4.000%, 10/15/23	65,787
	Bank of New York Mellon Corp. (The),
100,000	3.250%, 09/11/24	106,424
83,000	3.650%, 02/04/24	90,097
55,000	4.600%, 01/15/20	60,094
	BlackRock, Inc.,
65,000	Series 2, 5.000%, 12/10/19	72,107
65,000	4.250%, 05/24/21	72,299
65,000	6.250%, 09/15/17	68,138
	Blackstone Holdings Finance Co. LLC,
21,000	4.450%, 07/15/45 (e)	21,341
100,000	5.875%, 03/15/21 (e)	115,788
	CME Group, Inc.,
97,000	3.000%, 03/15/25	101,855
16,000	5.300%, 09/15/43	20,533
	Deutsche Bank AG, (Germany),
77,000	2.950%, 08/20/20	74,405
123,000	3.375%, 05/12/21	120,327
	Goldman Sachs Group, Inc. (The),
300,000	2.350%, 11/15/21	299,410
36,000	2.600%, 04/23/20	36,591
55,000	2.625%, 01/31/19	56,151
20,000	2.625%, 04/25/21	20,335
188,000	2.750%, 09/15/20	192,585
80,000	2.875%, 02/25/21	82,057
42,000	3.750%, 02/25/26	44,128
10,000	3.850%, 07/08/24	10,623
105,000	4.250%, 10/21/25	110,566
13,000	5.250%, 07/27/21	14,677
206,000	5.375%, 03/15/20	228,123
120,000	5.950%, 01/18/18	126,601
75,000	5.950%, 01/15/27	88,474
80,000	6.750%, 10/01/37	102,058
125,000	7.500%, 02/15/19	141,275
	Intercontinental Exchange, Inc.,
23,000	2.500%, 10/15/18	23,549
59,000	4.000%, 10/15/23	64,822
	Invesco Finance plc, (United Kingdom),
36,000	3.750%, 01/15/26	38,549
29,000	4.000%, 01/30/24	31,815
	Jefferies Group LLC,
110,000	6.450%, 06/08/27	124,607
100,000	6.875%, 04/15/21	116,676
	Macquarie Bank Ltd., (Australia),
285,000	1.600%, 10/27/17 (e)	285,428
100,000	2.850%, 07/29/20 (e)	102,926
100,000	4.000%, 07/29/25 (e)	106,670
	Morgan Stanley,
25,000	2.650%, 01/27/20	25,548
142,000	2.800%, 06/16/20	145,682
69,000	3.700%, 10/23/24	72,795
141,000	3.875%, 01/27/26	149,982
198,000	4.000%, 07/23/25	213,044
100,000	4.100%, 05/22/23	105,774
20,000	4.350%, 09/08/26	21,364
70,000	5.000%, 11/24/25	78,144
35,000	5.500%, 07/28/21	39,921
200,000	5.625%, 09/23/19	221,475
130,000	5.950%, 12/28/17	136,880
65,000	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	74,773
	State Street Corp.,
24,000	3.100%, 05/15/23	24,946

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
147,000	3.550%, 08/18/25	159,475
77,000	3.700%, 11/20/23	84,378
17,000	TD Ameritrade Holding Corp., 2.950%, 04/01/22	17,716
	Thomson Reuters Corp., (Canada),
25,000	3.850%, 09/29/24	26,548
84,000	3.950%, 09/30/21	89,858

		5,189,384

	Consumer Finance — 1.2%
50,000	American Express Co., 7.000%, 03/19/18	53,931
	American Express Credit Corp.,
130,000	1.800%, 07/31/18	130,754
118,000	2.250%, 05/05/21	119,818
	American Honda Finance Corp.,
200,000	1.600%, 02/16/18 (e)	201,262
33,000	2.250%, 08/15/19	33,818
17,000	2.300%, 09/09/26	16,972
	Capital One Financial Corp.,
110,000	3.500%, 06/15/23	114,728
20,000	3.750%, 04/24/24	21,163
196,000	3.750%, 07/28/26	197,050
186,000	4.200%, 10/29/25	194,165
	Caterpillar Financial Services Corp.,
175,000	1.931%, 10/01/21 (e)	174,737
50,000	7.150%, 02/15/19	56,638
	Ford Motor Credit Co. LLC,
200,000	3.096%, 05/04/23	201,487
200,000	4.250%, 02/03/17	201,919
	General Motors Financial Co., Inc.,
114,000	3.200%, 07/13/20	116,737
75,000	3.200%, 07/06/21	75,926
68,000	3.700%, 05/09/23	69,181
20,000	4.000%, 01/15/25	20,259
50,000	HSBC Finance Corp., 7.350%, 11/27/32	65,408
	HSBC USA, Inc.,
100,000	1.625%, 01/16/18	100,052
135,000	2.350%, 03/05/20	136,179
168,000	2.750%, 08/07/20	172,002
	John Deere Capital Corp.,
39,000	1.200%, 10/10/17	39,015
44,000	1.600%, 07/13/18	44,252
42,000	3.150%, 10/15/21	44,609
82,000	3.400%, 09/11/25	89,106
251,000	Synchrony Financial, 3.700%, 08/04/26	249,371
	Toyota Motor Credit Corp.,
100,000	2.125%, 07/18/19	101,898
60,000	2.800%, 07/13/22	63,008

		3,105,445

	Diversified Financial Services — 0.7%
150,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland), 3.950%, 02/01/22	153,562
100,000	AIG Global Funding, 1.900%, 10/06/21 (e)	99,815
63,000	Berkshire Hathaway, Inc., 2.750%, 03/15/23	65,498
251,000	GE Capital International Funding Co., Unlimited Co., (Ireland), 2.342%, 11/15/20	257,816
50,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	59,137
180,000	Protective Life Global Funding, 1.999%, 09/14/21 (e)	179,709
	Shell International Finance B.V., (Netherlands),
42,000	1.125%, 08/21/17	42,012
70,000	2.125%, 05/11/20	71,061
161,000	2.875%, 05/10/26	164,041
97,000	3.750%, 09/12/46	96,122
155,000	4.000%, 05/10/46	158,992
47,000	4.125%, 05/11/35	50,676
60,000	6.375%, 12/15/38	81,776
250,000	Siemens Financieringsmaatschappij N.V., (Netherlands), 3.300%, 09/15/46 (e)	244,331
200,000	UBS Group Funding Jersey Ltd., (Jersey), 4.125%, 09/24/25 (e)	209,720
20,000	Voya Financial, Inc., 3.650%, 06/15/26	19,923

		1,954,191

	Insurance — 0.9%
40,000	Aflac, Inc., 6.900%, 12/17/39	56,577
31,000	Allstate Corp. (The), 3.150%, 06/15/23	32,871
	American International Group, Inc.,
24,000	3.750%, 07/10/25	25,186
59,000	4.125%, 02/15/24	63,605
60,000	4.700%, 07/10/35	64,839
18,000	Aon Corp., 6.250%, 09/30/40	22,988
46,000	Aon plc, (United Kingdom), 3.875%, 12/15/25	49,147
	Berkshire Hathaway Finance Corp.,
62,000	4.300%, 05/15/43	69,834
50,000	5.400%, 05/15/18	53,356
100,000	5.750%, 01/15/40	133,434
	Chubb INA Holdings, Inc.,
120,000	2.700%, 03/13/23	124,008
42,000	2.875%, 11/03/22	44,125

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
	CNA Financial Corp.,
44,000	3.950%, 05/15/24	46,605
32,000	4.500%, 03/01/26	34,673
	Jackson National Life Global Funding,
97,000	1.875%, 10/15/18 (e)	97,905
34,000	3.050%, 04/29/26 (e)	34,581
	Liberty Mutual Group, Inc.,
27,000	5.000%, 06/01/21 (e)	30,081
50,000	6.500%, 03/15/35 (e)	62,296
	Lincoln National Corp.,
50,000	4.000%, 09/01/23	53,315
20,000	4.200%, 03/15/22	21,645
25,000	Marsh & McLennan Cos., Inc., 3.300%, 03/14/23	26,212
60,000	Massachusetts Mutual Life Insurance Co., 8.875%, 06/01/39 (e)	94,598
	MetLife, Inc.,
87,000	3.600%, 11/13/25	91,831
28,000	4.050%, 03/01/45	27,845
	Metropolitan Life Global Funding I,
100,000	1.500%, 01/10/18 (e)	100,272
175,000	3.650%, 06/14/18 (e)	181,726
75,000	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	118,469
	New York Life Global Funding,
29,000	2.000%, 04/13/21 (e)	29,268
65,000	2.350%, 07/14/26 (e)	64,657
100,000	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	101,787
30,000	Principal Financial Group, Inc., 3.125%, 05/15/23	30,629
60,000	Progressive Corp. (The), 2.450%, 01/15/27	59,699
150,000	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	201,390
100,000	Reliance Standard Life Global Funding II, 2.500%, 01/15/20 (e)	101,351
25,000	Travelers Cos., Inc. (The), 5.800%, 05/15/18	26,784

		2,377,589

	Thrifts & Mortgage Finance — 0.1%
200,000	BPCE S.A., (France), 4.625%, 07/11/24 (e)	204,264

	Total Financials	21,307,118

	Health Care — 1.1%
	Biotechnology — 0.5%
	AbbVie, Inc.,
45,000	1.750%, 11/06/17	45,129
76,000	2.850%, 05/14/23	77,180
22,000	2.900%, 11/06/22	22,565
30,000	3.200%, 11/06/22	31,242
58,000	3.200%, 05/14/26	58,753
200,000	4.300%, 05/14/36	207,971
69,000	4.500%, 05/14/35	73,676
	Amgen, Inc.,
25,000	2.125%, 05/01/20	25,382
209,000	4.663%, 06/15/51 (e)	224,121
40,000	5.700%, 02/01/19	43,803
	Baxalta, Inc.,
22,000	3.600%, 06/23/22	23,115
8,000	5.250%, 06/23/45	9,487
79,000	Biogen, Inc., 2.900%, 09/15/20	82,051
	Celgene Corp.,
49,000	3.250%, 08/15/22	51,433
41,000	3.625%, 05/15/24	43,175
53,000	5.000%, 08/15/45	59,820
	Gilead Sciences, Inc.,
50,000	2.500%, 09/01/23	50,401
54,000	3.250%, 09/01/22	57,346
29,000	3.650%, 03/01/26	31,232
29,000	4.000%, 09/01/36	29,633
30,000	4.600%, 09/01/35	33,048

		1,280,563

	Health Care Equipment & Supplies — 0.1%
123,000	Danaher Corp., 3.350%, 09/15/25	133,814

	Health Care Providers & Services — 0.3%
	Aetna, Inc.,
30,000	2.800%, 06/15/23	30,644
24,000	4.250%, 06/15/36	24,917
	Anthem, Inc.,
47,000	2.300%, 07/15/18	47,614
18,000	3.300%, 01/15/23	18,870
18,000	4.650%, 01/15/43	19,684
65,000	4.650%, 08/15/44	71,077
	Cardinal Health, Inc.,
23,000	2.400%, 11/15/19	23,511
28,000	3.750%, 09/15/25	30,341
	Express Scripts Holding Co.,
48,000	3.500%, 06/15/24	50,063
77,000	4.500%, 02/25/26	84,506
36,000	Providence St. Joseph Health Obligated Group, Series H, 2.746%, 10/01/26	36,476
17,000	Quest Diagnostics, Inc., 3.450%, 06/01/26	17,725

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
	UnitedHealth Group, Inc.,
36,000	1.700%, 02/15/19	36,238
175,000	2.125%, 03/15/21	178,267
42,000	3.350%, 07/15/22	45,104
34,000	4.625%, 07/15/35	39,562
50,000	6.625%, 11/15/37	71,453

		826,052

	Life Sciences Tools & Services — 0.0% (g)
30,000	Thermo Fisher Scientific, Inc., 2.950%, 09/19/26	29,901

	Pharmaceuticals — 0.2%
	Actavis Funding SCS, (Luxembourg),
42,000	3.450%, 03/15/22	44,097
67,000	4.550%, 03/15/35	71,303
43,000	Allergan, Inc., 3.375%, 09/15/20	45,002
52,000	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	58,201
36,000	Johnson & Johnson, 3.550%, 03/01/36	40,027
	Merck & Co., Inc.,
21,000	2.350%, 02/10/22	21,609
63,000	2.800%, 05/18/23	66,022
10,000	3.700%, 02/10/45	10,613
	Mylan N.V., (Netherlands),
35,000	3.950%, 06/15/26 (e)	35,284
24,000	5.250%, 06/15/46 (e)	25,483
50,000	Mylan, Inc., 3.125%, 01/15/23 (e)	49,593
83,000	Shire Acquisitions Investments Ireland DAC, (Ireland), 2.875%, 09/23/23	83,382
	Teva Pharmaceutical Finance Netherlands III B.V., (Netherlands),
23,000	2.800%, 07/21/23	23,060
30,000	3.150%, 10/01/26	30,233
10,000	4.100%, 10/01/46	10,028
	Zoetis, Inc.,
14,000	1.875%, 02/01/18	14,044
9,000	4.700%, 02/01/43	9,493

		637,474

	Total Health Care	2,907,804

	Industrials — 1.4%
	Aerospace & Defense — 0.2%
32,000	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	33,013
45,000	BAE Systems Holdings, Inc., 3.800%, 10/07/24 (e)	47,547
51,000	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	62,818
	Lockheed Martin Corp.,
22,000	Series B, 6.150%, 09/01/36	29,662
100,000	4.500%, 05/15/36	114,027
30,000	4.850%, 09/15/41	35,478
45,000	Precision Castparts Corp., 3.250%, 06/15/25	48,292
25,000	United Technologies Corp., 4.150%, 05/15/45	27,746

		398,583

	Air Freight & Logistics — 0.0% (g)
	FedEx Corp.,
16,000	3.900%, 02/01/35	16,497
50,000	4.100%, 04/15/43	51,877
35,000	United Parcel Service of America, Inc., 8.375%, 04/01/20	43,114

		111,488

	Airlines — 0.1%
22,900	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	24,217
18,975	American Airlines 2011-1 Class A Pass-Through Trust, Series A, 5.250%, 01/31/21	20,540
16,000	American Airlines 2016-2 Class A Pass-Through Trust, Series A, 3.650%, 06/15/28	16,680
196,000	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 10/15/28	197,000
29,324	Delta Air Lines 2010-2 Class A Pass-Through Trust, Series 2A, 4.950%, 05/23/19	30,863

		289,300

	Building Products — 0.0% (g)
27,000	Johnson Controls, Inc., 4.950%, 07/02/64	28,293

	Commercial Services & Supplies — 0.1%
	Republic Services, Inc.,
21,000	2.900%, 07/01/26	21,305
21,000	3.550%, 06/01/22	22,567
	Waste Management, Inc.,
32,000	2.400%, 05/15/23	32,390
8,000	3.900%, 03/01/35	8,547
43,000	4.750%, 06/30/20	47,792

		132,601

	Construction & Engineering — 0.0% (g)
23,000	ABB Finance USA, Inc., 2.875%, 05/08/22	24,112
44,000	Fluor Corp., 3.375%, 09/15/21	47,008

		71,120

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Industrial Conglomerates — 0.3%
	General Electric Co.,
100,000	3.100%, 01/09/23	106,284
88,000	5.500%, 01/08/20	99,437
100,000	5.875%, 01/14/38	134,343
200,000	6.750%, 03/15/32	281,530
22,000	Koninklijke Philips N.V., (Netherlands), 5.750%, 03/11/18	23,351
114,000	Pentair Finance S.A., (Luxembourg), 2.900%, 09/15/18	115,592
26,000	Tyco International Finance S.A., (Luxembourg), 3.900%, 02/14/26	28,330

		788,867

	Machinery — 0.1%
80,000	Illinois Tool Works, Inc., 3.900%, 09/01/42	88,561
	Parker-Hannifin Corp.,
30,000	4.450%, 11/21/44	35,557
25,000	5.500%, 05/15/18	26,700

		150,818

	Professional Services — 0.0% (g)
37,000	Equifax, Inc., 2.300%, 06/01/21	37,389

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
50,000	3.000%, 03/15/23	52,628
25,000	3.600%, 09/01/20	26,911
40,000	3.900%, 08/01/46	42,878
25,000	4.375%, 09/01/42	28,111
35,000	4.700%, 09/01/45	41,256
77,000	5.150%, 09/01/43	95,990
126,000	5.400%, 06/01/41	161,435
100,000	5.650%, 05/01/17	102,581
85,000	5.750%, 05/01/40	110,666
	Canadian Pacific Railway Co., (Canada),
35,000	4.500%, 01/15/22	38,541
127,000	6.125%, 09/15/15 [1]	157,239
	CSX Corp.,
19,000	3.950%, 05/01/50	19,024
33,000	4.250%, 06/01/21	36,381
50,000	5.500%, 04/15/41	61,627
25,000	7.375%, 02/01/19	28,296
	ERAC USA Finance LLC,
50,000	2.600%, 12/01/21 (e)	50,967
45,000	4.500%, 08/16/21 (e)	49,826
12,000	5.625%, 03/15/42 (e)	14,550
	Norfolk Southern Corp.,
70,000	3.950%, 10/01/42	72,634
66,000	6.000%, 05/23/11 [2]	81,146
27,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	27,522

		1,300,209

	Trading Companies & Distributors — 0.1%
	Air Lease Corp.,
100,000	2.125%, 01/15/20	99,675
48,000	3.000%, 09/15/23	47,454
35,000	3.875%, 04/01/21	37,012
	W.W. Grainger, Inc.,
31,000	3.750%, 05/15/46	32,120
27,000	4.600%, 06/15/45	31,682

		247,943

	Total Industrials	3,556,611

	Information Technology — 1.4%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
50,000	1.850%, 09/20/21	50,327
11,000	2.900%, 03/04/21	11,570
56,000	3.000%, 06/15/22	59,976
75,000	5.900%, 02/15/39	100,685
60,000	Harris Corp., 3.832%, 04/27/25	63,551

		286,109

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
13,000	3.000%, 03/01/18	13,217
8,000	4.500%, 03/01/23	8,463
25,000	6.000%, 04/01/20	27,690
80,000	6.875%, 06/01/18	86,392
7,000	7.500%, 01/15/27	8,613

		144,375

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
50,000	2.600%, 07/15/22	50,407
70,000	3.450%, 08/01/24	72,722

		123,129

	IT Services — 0.2%
50,000	HP Enterprise Services LLC, 7.450%, 10/15/29	61,211
	International Business Machines Corp.,
174,000	2.250%, 02/19/21	179,066
169,000	4.000%, 06/20/42	177,762
50,000	6.220%, 08/01/27	66,219
	Xerox Corp.,
18,000	5.625%, 12/15/19	19,503
50,000	6.750%, 02/01/17	50,787

		554,548

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
49,000	3.700%, 07/29/25	54,393
60,000	4.000%, 12/15/32	65,899
38,000	4.100%, 05/19/46	40,763
24,000	4.900%, 07/29/45	28,793

		189,848

	Software — 0.5%
	Microsoft Corp.,
125,000	2.000%, 08/08/23	124,875
30,000	2.375%, 02/12/22	30,879
143,000	2.375%, 05/01/23	146,471
160,000	2.650%, 11/03/22	166,906
125,000	3.450%, 08/08/36	127,512
18,000	3.500%, 02/12/35	18,466
48,000	3.950%, 08/08/56	48,617
19,000	4.000%, 02/12/55	19,501
	Oracle Corp.,
52,000	1.900%, 09/15/21	52,136
101,000	2.400%, 09/15/23	101,844
100,000	3.850%, 07/15/36	104,055
66,000	4.300%, 07/08/34	71,715
50,000	5.750%, 04/15/18	53,488
100,000	6.500%, 04/15/38	138,666

		1,205,131

	Technology Hardware, Storage & Peripherals — 0.4%
	Apple, Inc.,
69,000	VAR, 1.009%, 05/03/18	69,161
126,000	1.550%, 08/04/21	125,656
55,000	2.150%, 02/09/22	55,912
142,000	2.400%, 05/03/23	144,624
74,000	2.450%, 08/04/26	74,245
126,000	2.850%, 05/06/21	132,792
32,000	3.200%, 05/13/25	34,127
31,000	3.450%, 02/09/45	29,700
117,000	3.850%, 08/04/46	119,156
43,000	4.500%, 02/23/36	49,253
25,000	Dell, Inc., 7.100%, 04/15/28	26,388
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
75,000	5.450%, 06/15/23 (e)	80,327
60,000	6.020%, 06/15/26 (e)	65,816
	HP, Inc.,
24,000	4.300%, 06/01/21	25,959
20,000	4.650%, 12/09/21	21,924
71,000	6.000%, 09/15/41	72,870

		1,127,910

	Total Information Technology	3,631,050

	Materials — 0.5%
	Chemicals — 0.3%
	Agrium, Inc., (Canada),
22,000	3.375%, 03/15/25	22,679
10,000	4.125%, 03/15/35	9,850
38,000	5.250%, 01/15/45	42,360
80,000	CF Industries, Inc., 7.125%, 05/01/20	92,110
30,000	Dow Chemical Co. (The), 7.375%, 11/01/29	40,983
25,000	E.I. du Pont de Nemours & Co., 4.900%, 01/15/41	28,096
90,000	Ecolab, Inc., 3.250%, 01/14/23	93,784
9,000	Monsanto Co., 4.700%, 07/15/64	8,620
	Mosaic Co. (The),
12,000	3.750%, 11/15/21	12,687
83,000	4.250%, 11/15/23	88,306
8,000	4.875%, 11/15/41	7,983
36,000	5.450%, 11/15/33	39,181
22,000	5.625%, 11/15/43	23,674
10,000	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	10,192
	PPG Industries, Inc.,
14,000	5.500%, 11/15/40	17,056
50,000	9.000%, 05/01/21	63,971
16,000	Praxair, Inc., 2.650%, 02/05/25	16,487
	Union Carbide Corp.,
100,000	7.500%, 06/01/25	125,279
80,000	7.750%, 10/01/96	104,310

		847,608

	Containers & Packaging — 0.0% (g)
	International Paper Co.,
57,000	3.000%, 02/15/27	56,964
40,000	7.300%, 11/15/39	53,053

		110,017

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
44,000	3.850%, 09/30/23	48,192
40,000	5.400%, 03/29/17	40,796
80,000	6.500%, 04/01/19	89,604
	Freeport-McMoRan, Inc.,
55,000	3.875%, 03/15/23	49,775
134,000	5.400%, 11/14/34	111,220
39,000	5.450%, 03/15/43	31,590

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
13,000	Nucor Corp., 4.000%, 08/01/23	14,014
	Teck Resources Ltd., (Canada),
26,000	3.750%, 02/01/23	23,822
42,000	4.750%, 01/15/22	40,946

		449,959

	Total Materials	1,407,584

	Real Estate — 0.8%
	Equity Real Estate Investment Trusts (REITs) — 0.8%
	American Tower Corp.,
44,000	3.375%, 10/15/26	44,626
40,000	3.500%, 01/31/23	41,735
80,000	4.700%, 03/15/22	88,927
38,000	5.000%, 02/15/24	43,063
30,000	5.900%, 11/01/21	34,996
80,000	American Tower Trust I, 3.070%, 03/15/23 (e)	83,329
	AvalonBay Communities, Inc.,
50,000	2.850%, 03/15/23	50,657
50,000	3.500%, 11/15/24	52,387
32,000	3.900%, 10/15/46	31,637
	Boston Properties LP,
30,000	2.750%, 10/01/26	29,400
30,000	3.125%, 09/01/23	30,847
67,000	3.650%, 02/01/26	70,905
50,000	Brixmor Operating Partnership LP, 3.850%, 02/01/25	50,872
	Crown Castle International Corp.,
38,000	2.250%, 09/01/21	37,972
50,000	4.875%, 04/15/22	55,775
30,000	5.250%, 01/15/23	33,970
18,000	Duke Realty LP, 3.250%, 06/30/26	18,412
	Equity Commonwealth,
75,000	5.875%, 09/15/20	83,274
100,000	6.650%, 01/15/18	103,447
50,000	ERP Operating LP, 3.000%, 04/15/23	51,276
79,000	Goodman Australia Industrial Fund Bond Issuer Pty Ltd., (Australia), 3.400%, 09/30/26 (e)	79,410
115,000	HCP, Inc., 3.875%, 08/15/24	117,774
19,000	Liberty Property LP, 3.250%, 10/01/26	19,158
	Prologis LP,
24,000	3.750%, 11/01/25	25,836
27,000	4.250%, 08/15/23	29,865
20,000	Realty Income Corp., 3.875%, 07/15/24	21,103
120,000	Scentre Group Trust 1/Scentre Group Trust 2, (Australia), 3.500%, 02/12/25 (e)	124,733
	Simon Property Group LP,
119,000	2.500%, 07/15/21	122,167
70,000	4.375%, 03/01/21	77,084
28,000	UDR, Inc., 2.950%, 09/01/26	27,811
	Ventas Realty LP,
45,000	3.125%, 06/15/23	45,927
9,000	3.500%, 02/01/25	9,290
29,000	3.750%, 05/01/24	30,500
34,000	4.125%, 01/15/26	36,589
100,000	VEREIT Operating Partnership LP, 4.600%, 02/06/24	104,000
	Welltower, Inc.,
50,000	3.750%, 03/15/23	52,530
70,000	4.000%, 06/01/25	74,267
37,000	4.500%, 01/15/24	40,421

	Total Real Estate	2,075,972

	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.3%
	AT&T, Inc.,
172,000	3.000%, 06/30/22	176,849
14,000	3.400%, 05/15/25	14,392
230,000	3.600%, 02/17/23	242,514
67,000	3.800%, 03/15/22	71,769
70,000	3.875%, 08/15/21	75,566
10,000	4.300%, 12/15/42	9,887
125,000	4.600%, 02/15/21	137,139
26,000	4.750%, 05/15/46	27,350
228,000	5.350%, 09/01/40	255,948
100,000	5.500%, 02/01/18	105,358
125,000	6.000%, 08/15/40	150,069
60,000	6.150%, 09/15/34	72,579
45,000	6.300%, 01/15/38	55,874
50,000	Centel Capital Corp., 9.000%, 10/15/19	57,912
70,000	Deutsche Telekom International Finance B.V., (Netherlands), 8.750%, 06/15/30	108,886
	GTP Acquisition Partners I LLC,
58,000	2.350%, 06/15/20 (e)	57,774
67,000	3.482%, 06/16/25 (e)	69,830
30,000	Orange S.A., (France), 9.000%, 03/01/31	47,900
	Telefonica Emisiones S.A.U., (Spain),
150,000	4.570%, 04/27/23	167,316
25,000	5.134%, 04/27/20	27,560
19,000	5.462%, 02/16/21	21,577

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Verizon Communications, Inc.,
16,000	2.625%, 02/21/20	16,455
264,000	2.625%, 08/15/26	259,035
89,000	3.500%, 11/01/24	94,985
20,000	4.272%, 01/15/36	20,881
122,000	4.400%, 11/01/34	129,338
106,000	4.500%, 09/15/20	116,328
89,000	4.522%, 09/15/48	94,353
81,000	4.672%, 03/15/55	85,206
285,000	4.862%, 08/21/46	320,030
38,000	5.012%, 08/21/54	42,077
195,000	5.150%, 09/15/23	226,954
20,000	5.850%, 09/15/35	24,717

		3,384,408

	Wireless Telecommunication Services — 0.1%
42,000	Crown Castle Towers LLC, 3.222%, 05/15/22 (e)	43,302
	Rogers Communications, Inc., (Canada),
80,000	4.100%, 10/01/23	88,766
50,000	6.800%, 08/15/18	54,797
25,000	8.750%, 05/01/32	36,728
	Vodafone Group plc, (United Kingdom),
75,000	1.500%, 02/19/18	74,947
25,000	1.625%, 03/20/17	25,035

		323,575

	Total Telecommunication Services	3,707,983

	Utilities — 1.8%
	Electric Utilities — 1.3%
62,000	Alabama Power Co., 6.125%, 05/15/38	83,511
9,000	Arizona Public Service Co., 4.500%, 04/01/42	10,382
47,000	Baltimore Gas & Electric Co., 3.500%, 08/15/46	47,073
30,000	Commonwealth Edison Co., 3.650%, 06/15/46	30,883
	Duke Energy Carolinas LLC,
39,000	4.300%, 06/15/20	42,886
75,000	5.100%, 04/15/18	79,576
	Duke Energy Indiana LLC,
60,000	3.750%, 05/15/46	62,334
60,000	6.350%, 08/15/38	84,078
46,000	Duke Energy Ohio, Inc., 3.700%, 06/15/46	47,269
	Duke Energy Progress LLC,
54,000	3.700%, 10/15/46	55,805
25,000	5.300%, 01/15/19	27,289
	Electricite de France S.A., (France),
40,000	2.150%, 01/22/19 (e)	40,566
75,000	6.000%, 01/22/14 [3] (e)	81,217
22,000	Entergy Arkansas, Inc., 3.500%, 04/01/26	23,867
21,000	Entergy Corp., 2.950%, 09/01/26	21,009
	Entergy Louisiana LLC,
59,000	2.400%, 10/01/26	58,481
38,000	3.050%, 06/01/31	39,051
33,000	Entergy Mississippi, Inc., 2.850%, 06/01/28	33,763
30,000	Florida Power & Light Co., 5.950%, 02/01/38	41,288
200,000	Fortis, Inc., (Canada), 3.055%, 10/04/26 (e)	199,416
25,000	Georgia Power Co., 5.950%, 02/01/39	32,559
18,000	Great Plains Energy, Inc., 4.850%, 06/01/21	19,704
100,000	Hydro-Quebec, (Canada), 8.050%, 07/07/24	137,695
	Kansas City Power & Light Co.,
24,000	3.150%, 03/15/23	24,435
50,000	5.300%, 10/01/41	58,275
56,000	Massachusetts Electric Co., 4.004%, 08/15/46 (e)	58,392
59,000	MidAmerican Energy Co., 3.500%, 10/15/24	64,374
	Niagara Mohawk Power Corp.,
19,000	3.508%, 10/01/24 (e)	20,411
40,000	4.881%, 08/15/19 (e)	43,552
65,000	Northern States Power Co., 6.250%, 06/01/36	90,783
40,000	Ohio Power Co., 6.050%, 05/01/18	42,680
	Oncor Electric Delivery Co. LLC,
30,000	6.800%, 09/01/18	32,986
25,000	7.000%, 09/01/22	31,678
	Pacific Gas & Electric Co.,
43,000	2.950%, 03/01/26	44,815
16,000	3.500%, 06/15/25	17,352
24,000	4.500%, 12/15/41	27,351
75,000	5.625%, 11/30/17	78,757
100,000	6.050%, 03/01/34	133,452
75,000	Potomac Electric Power Co., 6.500%, 11/15/37	106,617
30,000	PPL Capital Funding, Inc., 3.400%, 06/01/23	31,694
35,000	Progress Energy, Inc., 4.400%, 01/15/21	38,226
18,000	Public Service Co. of Colorado, 3.200%, 11/15/20	19,004
175,000	Public Service Co. of Oklahoma, Series G, 6.625%, 11/15/37	232,532

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
	Public Service Electric & Gas Co.,
83,000	3.000%, 05/15/25	87,787
28,000	5.375%, 11/01/39	36,001
	Southern California Edison Co.,
53,000	Series C, 3.500%, 10/01/23	57,796
14,929	1.845%, 02/01/22	14,975
50,000	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	57,623
200,000	State Grid Overseas Investment Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	200,652
50,000	Toledo Edison Co. (The), 6.150%, 05/15/37	62,411
	Virginia Electric & Power Co.,
120,000	5.400%, 04/30/18	127,712
70,000	6.350%, 11/30/37	97,043
	Xcel Energy, Inc.,
74,000	3.300%, 06/01/25	78,112
20,000	6.500%, 07/01/36	27,237

		3,344,417

	Gas Utilities — 0.1%
50,000	Atmos Energy Corp., 4.125%, 10/15/44	54,559
22,000	Boston Gas Co., 4.487%, 02/15/42 (e)	24,418
25,000	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	26,999
49,000	Dominion Gas Holdings LLC, 2.800%, 11/15/20	50,700
44,000	Southwest Gas Corp., 3.800%, 09/29/46	44,491

		201,167

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
15,000	2.950%, 01/15/20	15,459
33,000	4.000%, 10/01/20	35,247
45,000	4.250%, 06/15/22	48,298
29,000	5.750%, 10/01/41	30,673
37,000	PSEG Power LLC, 4.150%, 09/15/21	39,568
	Southern Power Co.,
86,000	1.850%, 12/01/17	86,545
50,000	5.150%, 09/15/41	54,289
25,000	Tri-State Generation & Transmission Association, Inc., 4.250%, 06/01/46	26,650

		336,729

	Multi-Utilities — 0.3%
70,000	CMS Energy Corp., 3.875%, 03/01/24	76,419
38,000	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	49,920
19,000	Consumers Energy Co., 3.250%, 08/15/46	18,749
30,000	DTE Energy Co., 3.300%, 06/15/22	31,750
70,000	San Diego Gas & Electric Co., 5.350%, 05/15/35	88,684
	Sempra Energy,
47,000	3.550%, 06/15/24	49,675
62,000	4.050%, 12/01/23	67,971
	Southern Co. Gas Capital Corp.,
19,000	2.450%, 10/01/23	19,068
17,000	3.250%, 06/15/26	17,577
37,000	3.500%, 09/15/21	39,050
21,000	3.950%, 10/01/46	21,284
42,000	4.400%, 06/01/43	45,343
96,000	5.875%, 03/15/41	119,861
43,000	WEC Energy Group, Inc., 3.550%, 06/15/25	46,189

		691,540

	Water Utilities — 0.0% (g)
34,000	American Water Capital Corp., 3.400%, 03/01/25	36,688

	Total Utilities	4,610,541

	Total Corporate Bonds (Cost $52,230,582)	54,994,245

Foreign Government Securities — 0.3%
7,000	Republic of Peru, (Peru), 5.625%, 11/18/50	9,258
50,000	Republic of Poland, (Poland), 4.000%, 01/22/24	55,187
	United Mexican States, (Mexico),
203,000	3.500%, 01/21/21	215,688
200,000	3.600%, 01/30/25	207,500
58,000	4.000%, 10/02/23	62,031
200,000	4.125%, 01/21/26	215,300
58,000	4.350%, 01/15/47	57,057
48,000	5.550%, 01/21/45	55,680

	Total Foreign Government Securities (Cost $839,609)	877,701

Mortgage Pass-Through Securities — 11.3%
	Federal Home Loan Mortgage Corp.,
41,252	ARM, 2.579%, 01/01/27	43,249
14,519	ARM, 2.659%, 04/01/30	15,286
68,879	ARM, 2.664%, 03/01/35	72,104
24,750	ARM, 2.723%, 01/01/37	26,388
72,297	ARM, 2.855%, 04/01/34	76,647

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
3,967	4.500%, 08/01/18	4,064
9,792	6.500%, 10/01/17—02/01/19	9,926
12,397	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 6.000%, 12/01/22	14,142
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
61,162	5.500%, 10/01/33	71,023
119,954	6.000%, 04/01/26—02/01/39	137,150
130,042	6.500%, 11/01/25—11/01/34	150,323
62,207	7.000%, 04/01/35	75,852
3,188	8.500%, 07/01/28	3,918
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
1,516,961	3.500%, 04/01/33—06/01/42	1,620,674
717,253	4.000%, 06/01/42—01/01/46	781,948
40,269	7.000%, 07/01/29	45,032
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
5,403	10.000%, 01/01/20—09/01/20	5,473
	Federal National Mortgage Association,
269	ARM, 2.271%, 03/01/19	273
211,621	ARM, 2.397%, 01/01/35	220,898
67,962	ARM, 2.547%, 01/01/34	71,747
79,020	ARM, 2.619%, 08/01/34	83,447
35,911	ARM, 2.652%, 07/01/33	37,904
61,138	ARM, 2.734%, 04/01/33	64,570
7,188	ARM, 2.762%, 04/01/34	7,352
55,656	ARM, 2.827%, 10/01/34	58,907
50,965	ARM, 2.845%, 05/01/35	53,410
1,436	ARM, 3.837%, 03/01/29	1,518
350,000	3.500%, 10/01/46	373,944
	Federal National Mortgage Association, 15 Year, Single Family,
16,676	3.500%, 05/01/19	17,580
46,339	4.500%, 03/01/23—05/01/23	49,689
3,049	5.000%, 06/01/18	3,133
19,317	5.500%, 04/01/22	20,198
23,259	6.000%, 03/01/18—09/01/22	24,008
11,600	6.500%, 08/01/20	12,113
	Federal National Mortgage Association, 20 Year, Single Family,
23,286	4.500%, 01/01/25	25,509
169,043	5.000%, 11/01/23	187,584
34,672	6.500%, 03/01/19—12/01/22	39,942
	Federal National Mortgage Association, 30 Year, FHA/VA,
21,033	8.500%, 10/01/26—06/01/30	22,137
38,478	9.000%, 04/01/25	43,400
	Federal National Mortgage Association, 30 Year, Single Family,
197,426	3.000%, 09/01/31	205,831
901,610	3.500%, 06/01/43	955,034
18,303	4.500%, 04/01/38—05/01/39	20,051
53,203	5.000%, 09/01/35	59,148
18,074	5.500%, 01/01/38—06/01/38	20,412
86,504	6.000%, 01/01/29—03/01/33	102,186
190,124	6.500%, 09/01/25—11/01/36	222,449
715	7.000%, 08/01/32	729
12,512	7.500%, 03/01/30	13,389
68,204	8.000%, 03/01/27—11/01/28	82,813
	Federal National Mortgage Association, Other,
489,000	ARM, 1.286%, 12/01/25	488,578
1,000,000	2.010%, 06/01/20	1,018,688
281,626	2.340%, 12/01/22	291,068
1,000,000	2.400%, 12/01/22—02/01/23	1,036,481
500,000	2.450%, 11/01/22	519,668
500,000	2.500%, 04/01/23	521,888
1,000,000	2.520%, 05/01/23	1,045,246
900,000	2.590%, 06/01/28	930,638
500,000	2.630%, 03/01/26	520,509
1,000,000	3.020%, 07/01/23	1,073,266
650,000	3.030%, 04/01/30	690,399
500,000	3.080%, 04/01/30	532,775
1,000,000	3.100%, 09/01/25	1,077,349
1,000,000	3.120%, 11/01/26	1,062,928
1,925,000	3.290%, 08/01/26	2,107,103
1,000,000	3.340%, 02/01/27	1,094,890
3,059,003	3.500%, 05/01/43—02/01/46	3,266,155
679,326	3.690%, 10/01/29	759,469
300,000	3.765%, 12/01/25	337,486
2,000,000	3.980%, 08/01/25	2,280,266
1,396,897	4.000%, 07/01/42—09/01/42	1,521,083
100,663	5.500%, 09/01/33—04/01/38	112,467
218,971	5.895%, 10/01/17	227,421
49,855	6.000%, 09/01/28	57,347
133,029	6.500%, 10/01/35	145,984
	Government National Mortgage Association II, 30 Year, Single Family,
1,895	7.500%, 12/20/26	2,256
39,579	8.000%, 11/20/26—01/20/27	48,093

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
1,855	8.500%, 05/20/25	2,100
	Government National Mortgage Association II, Other,
266,208	ARM, 2.375%, 07/20/34—09/20/34	274,134
166,711	3.750%, 12/20/32	177,856
	Government National Mortgage Association, 30 Year, Single Family,
101,125	6.000%, 05/15/37—10/15/38	115,932
49,631	6.500%, 03/15/28—12/15/38	58,367
20,206	7.000%, 12/15/25—06/15/33	23,778
12,591	7.500%, 05/15/23—09/15/28	13,677
8,637	8.000%, 09/15/22—10/15/27	9,706
2,000	9.000%, 11/15/24	2,203
35,915	9.500%, 10/15/24	38,809

	Total Mortgage Pass-Through Securities (Cost $28,450,715)	29,740,567

Municipal Bonds — 0.2% (t)
	Illinois — 0.1%
160,000	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	153,973

	New York — 0.1%
30,000	New York State Dormitory Authority, State Personal Income Tax, Series D, Rev., 5.600%, 03/15/40	40,575
130,000	Port Authority of New York & New Jersey, Consolidated 164, Rev., 5.647%, 11/01/40	171,762

		212,337

	Ohio — 0.0% (g)
98,000	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11 [2]	110,694

	Total Municipal Bonds (Cost $416,174)	477,004

Preferred Security — 0.1% (x)
	Financials — 0.1%
	Insurance — 0.1%
200,000	Dai-ichi Life Holdings, Inc., (Japan), VAR, 4.000%, 07/24/26 (Cost $200,000) (e)	201,000

U.S. Government Agency Securities — 9.6%
	Federal Home Loan Mortgage Corp.,
30,000	0.750%, 04/09/18	29,973
125,000	5.125%, 10/18/16	125,247
3,000,000	Federal National Mortgage Association, 12.914%, 10/09/19 (n)	2,879,409
630,000	Federal National Mortgage Association STRIPS, 13.780%, 03/23/28 (n)	478,491
	Financing Corp.,
100,000	6.070%, 09/26/19 (n)	96,886
2,000,000	14.513%, 11/02/18 (n)	1,957,858
	Residual Funding Corp. STRIPS,
8,000,000	1.221%, 10/15/19 (n)	7,736,432
8,000,000	1.913%, 10/15/20 (n)	7,587,552
4,100,000	11.637%, 07/15/20 (n)	3,914,012
	Tennessee Valley Authority,
161,000	4.250%, 09/15/65	192,185
33,000	4.625%, 09/15/60	41,959
140,000	5.250%, 09/15/39	193,957

	Total U.S. Government Agency Securities (Cost $23,527,739)	25,233,961

U.S. Treasury Obligations — 28.6%
	U.S. Treasury Bonds,
200,000	2.875%, 05/15/43	223,328
1,000,000	3.000%, 11/15/45	1,144,609
280,000	3.500%, 02/15/39	347,539
100,000	3.875%, 08/15/40	130,766
105,000	4.250%, 05/15/39	144,273
2,565,000	4.375%, 02/15/38	3,584,688
1,415,000	4.375%, 11/15/39	1,977,573
150,000	4.500%, 02/15/36	211,459
175,000	4.500%, 05/15/38	248,910
2,000,000	5.250%, 11/15/28	2,771,796
300,000	5.375%, 02/15/31	438,152
200,000	6.125%, 11/15/27	290,562
50,000	6.250%, 05/15/30	77,262
338,000	8.000%, 11/15/21	452,167
	U.S. Treasury Coupon STRIPS,
1,000,000	1.570%, 11/15/19 (n)	969,386
310,000	1.760%, 02/15/20 (n)	299,544
1,790,000	1.895%, 05/15/21 (n)	1,694,498
1,800,000	2.019%, 08/15/21 (n)	1,695,402
1,660,000	2.063%, 08/15/23 (n)	1,499,176
12,173,000	2.073%, 05/15/20 (n)	11,718,764
730,000	2.180%, 05/15/19 (n)	713,015
500,000	2.288%, 11/15/23 (n)	449,182
710,000	2.366%, 02/15/21 (n)	674,790
2,650,000	2.417%, 05/15/23 (n)	2,403,550
760,000	2.488%, 05/15/22 (n)	705,300
970,000	2.553%, 02/15/22 (n)	903,977
150,000	2.579%, 02/15/18 (n)	148,494
2,200,000	2.584%, 05/15/34 (n)	1,499,412
500,000	2.595%, 11/15/22 (n)	459,152
200,000	2.700%, 05/15/25 (n)	173,699

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
140,000	2.702%, 05/15/28 (n)	112,685
2,690,000	2.750%, 02/15/23 (n)	2,456,295
300,000	2.817%, 08/15/32 (n)	215,526
27,000	2.823%, 02/15/28 (n)	21,861
200,000	2.844%, 08/15/22 (n)	184,884
350,000	2.848%, 08/15/20 (n)	336,060
760,000	2.985%, 11/15/31 (n)	558,209
110,000	2.986%, 11/15/24 (n)	96,804
65,000	3.016%, 02/15/35 (n)	43,343
250,000	3.019%, 08/15/27 (n)	205,106
615,000	3.038%, 11/15/21 (n)	576,633
50,000	3.041%, 11/15/34 (n)	33,584
23,000	3.203%, 08/15/26 (n)	19,361
2,250,000	3.235%, 05/15/32 (n)	1,629,070
250,000	3.253%, 05/15/35 (n)	165,753
400,000	3.265%, 08/15/19 (n)	389,333
250,000	3.290%, 11/15/26 (n)	209,077
825,000	3.377%, 02/15/17 (n)	823,653
50,000	3.388%, 02/15/25 (n)	43,685
350,000	3.412%, 02/15/32 (n)	255,368
700,000	3.420%, 02/15/27 (n)	581,279
400,000	3.426%, 02/15/33 (n)	283,246
1,175,000	3.500%, 05/15/33 (n)	826,184
200,000	3.523%, 11/15/29 (n)	154,745
275,000	3.527%, 05/15/31 (n)	204,673
300,000	3.569%, 08/15/30 (n)	227,395
300,000	3.578%, 11/15/30 (n)	226,188
300,000	3.596%, 08/15/29 (n)	233,818
710,000	3.599%, 11/15/27 (n)	578,898
3,625,000	3.673%, 08/15/17 (n)	3,605,258
658,000	3.702%, 02/15/29 (n)	519,630
400,000	3.783%, 08/15/31 (n)	296,183
800,000	3.790%, 11/15/32 (n)	570,479
1,025,000	3.881%, 11/15/33 (n)	709,926
550,000	3.891%, 02/15/31 (n)	413,139
300,000	4.208%, 05/15/30 (n)	229,423
100,000	4.486%, 05/15/26 (n)	84,597
375,000	4.702%, 02/15/34 (n)	257,760
975,000	4.705%, 02/15/30 (n)	750,641
100,000	5.526%, 08/15/33 (n)	69,787
100,000	6.136%, 11/15/28 (n)	79,486
125,000	6.180%, 05/15/27 (n)	103,187
50,000	6.328%, 08/15/28 (n)	40,035
700,000	7.935%, 11/15/17 (n)	694,427
	U.S. Treasury Inflation Indexed Bonds,
100,000	2.500%, 01/15/29	142,558
300,000	3.625%, 04/15/28	617,372
170,000	U.S. Treasury Inflation Indexed Notes, 1.375%, 07/15/18	197,764
	U.S. Treasury Notes,
1,915,000	0.625%, 09/30/17	1,914,102
200,000	0.750%, 02/15/19	199,609
545,000	0.875%, 10/15/17	546,064
150,000	1.250%, 10/31/18	151,354
125,000	1.250%, 11/30/18	126,148
400,000	1.375%, 12/31/18	404,859
400,000	1.500%, 08/31/18	405,375
1,000,000	1.750%, 02/28/22	1,026,172
150,000	1.750%, 09/30/22	153,715
2,900,000	1.750%, 05/15/23	2,966,271
100,000	2.000%, 10/31/21	103,906
150,000	2.000%, 07/31/22	155,889
200,000	2.125%, 08/31/20	208,078
500,000	2.125%, 08/15/21	522,168
300,000	2.125%, 12/31/21	313,617
400,000	2.250%, 07/31/18	410,719
115,000	2.250%, 04/30/21	120,642
600,000	2.375%, 08/15/24	639,515
200,000	2.625%, 11/15/20	212,313
1,000,000	2.750%, 02/15/24	1,091,523
1,742,000	3.125%, 05/15/19	1,844,139
600,000	3.125%, 05/15/21	652,898
200,000	3.250%, 12/31/16	201,440
300,000	3.500%, 02/15/18	311,273
450,000	3.500%, 05/15/20	489,445
650,000	3.625%, 02/15/21	719,113

	Total U.S. Treasury Obligations (Cost $70,279,770)	75,015,140

SHARES
Short-Term Investment — 2.0%
	Investment Company — 2.0%
5,275,556	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.840%, (b) (l) (Cost $5,275,556)	5,275,556

	Total Investments — 100.6% (Cost $250,512,993)	264,086,467
	Liabilities in Excess of Other Assets — (0.6)%	(1,482,530)

	NET ASSETS — 100.0%	$262,603,937

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of September 30, 2016.
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2016.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2016.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of September 30, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2016.
[1]	—	Security matures in 2115.
[2]	—	Security matures in 2111.
[3]	—	Security matures in 2114.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,342,534
Aggregate gross unrealized depreciation	(769,060)

Net unrealized appreciation/depreciation	$13,573,474

Federal income tax cost of investments	$250,512,993

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at September 30, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$17,974,266	$5,906,771	$23,881,037
Collateralized Mortgage Obligations
Agency CMO	—	36,515,621	775	36,516,396
Non-Agency CMO	—	7,451,651	1,077,255	8,528,906

Total Collateralized Mortgage Obligations	—	43,967,272	1,078,030	45,045,302

Commercial Mortgage-Backed Securities	—	3,090,072	254,882	3,344,954

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Corporate Bonds
Consumer Discretionary	—	3,556,094	—	3,556,094
Consumer Staples	—	2,758,296	—	2,758,296
Energy	—	5,475,192	—	5,475,192
Financials	—	21,307,118	—	21,307,118
Health Care	—	2,907,804	—	2,907,804
Industrials	—	3,556,611	—	3,556,611
Information Technology	—	3,631,050	—	3,631,050
Materials	—	1,407,584	—	1,407,584
Real Estate	—	2,075,972	—	2,075,972
Telecommunication Services	—	3,707,983	—	3,707,983
Utilities	—	4,610,541	—	4,610,541

Total Corporate Bonds	—	54,994,245	—	54,994,245

Foreign Government Securities	—	877,701	—	877,701
Mortgage Pass-Through Securities	—	29,740,567	—	29,740,567
Municipal Bonds	—	477,004	—	477,004
Preferred Security
Financials	—	201,000	—	201,000
U.S. Government Agency Securities	—	25,233,961	—	25,233,961
U.S. Treasury Obligations	—	75,015,140	—	75,015,140
Short-Term Investment
Investment Company	5,275,556	—	—	5,275,556

Total Investments in Securities	$5,275,556	$251,571,228	$7,239,683	$264,086,467

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2015	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2016
Investments in Securities:
Asset-Backed Securities	$4,179,856	$584	$99,042	$(20)	$2,064,764	$(1,357,559)	$2,014,729	$(1,094,625)	$5,906,771
Collateralized Mortgage Obligations — Agency CMO	—	—	775	—	—	—	—	—	775
Collateralized Mortgage Obligations — Non-Agency CMO	1,412,403	—	(38,349)	22,720	—	(193,738)	—	(125,781)	1,077,255
Commercial Mortgage-Backed Securities	38,033	—	3,064	(36,215)	—	—	250,000	—	254,882
Corporate Bond — Financials	108,500	—	(108,500)	—	—	—	—	—	—	(b)

	$5,738,792	$584	$(43,968)	$(13,515)	$2,064,764	$(1,551,297)	$2,264,729	$(1,220,406)	$7,239,683

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(b)	Value is zero.

Transfers between level 2 to level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2016, which were valued using significant unobservable inputs (level 3), amounted to approximately $(36,880).

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at September 30, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$4,647,470	Discounted Cash Flow	Constant Prepayment Rate	0% - 30.00% (4.29%)
			Constant Default Rate	0.00% - 50.00% (9.98%)
			Yield (Discount Rate of Cash Flows)	1.96% - 5.30% (3.45%)

Asset-Backed Securities	4,647,470

	1,034,092	Discounted Cash Flow	Constant Prepayment Rate	5.00% - 30.00% (11.73%)
			Constant Default Rate	0.00% - 9.64% (5.21%)
			Yield (Discount Rate of Cash Flows)	0.50% - 163.81% (7.51%)

Collateralized Mortgage Obligations	1,034,092

	4,882	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
			Yield (Discount Rate of Cash Flows)	0.86% - 0.90% (0.89%)

Commercial Mortgage-Backed Securities	4,882

Total	$5,686,444

#	The table above does not include certain level 3 securities that are valued by brokers and pricing services. At September 30, 2016, the value of these securities was $1,553,239. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 4.5%
	United States — 4.5%
140,287	ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M1, VAR, 1.500%, 11/25/33	132,511
58,972	AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-1, Class A7, 7.610%, 03/25/27	59,242
87,251	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W5, Class M1, VAR, 1.424%, 04/25/34	82,999
	Asset-Backed Securities Corp. Home Equity Loan Trust,
90,949	Series 2004-HE3, Class M2, VAR, 2.205%, 06/25/34	82,345
100,348	Series 2003-HE6, Class M2, VAR, 3.000%, 11/25/33	94,791
	Bear Stearns Asset-Backed Securities Trust,
69,372	Series 2003-2, Class M1, VAR, 2.325%, 03/25/43	65,241
62,215	Series 2004-HE5, Class M2, VAR, 2.400%, 07/25/34	60,746
	CWABS, Inc., Asset-Backed Certificates,
66,259	Series 2004-1, Class M2, VAR, 1.350%, 03/25/34	61,413
69,611	Series 2004-2, Class M1, VAR, 1.275%, 05/25/34	66,102
96,064	Series 2004-5, Class M3, VAR, 2.250%, 07/25/34	87,885
60,040	Series 2004-5, Class M5, VAR, 2.850%, 05/25/34	57,428
92,091	Series 2004-6, Class 2A5, VAR, 1.305%, 11/25/34	89,693
132,801	Series 2006-19, Class 2A2, VAR, 0.685%, 03/25/37	127,892
118,989	GSAMP Trust, Series 2003-SEA, Class A1, VAR, 0.925%, 02/25/33	110,474
95,744	Home Equity Asset Trust, Series 2007-2, Class 2A2, VAR, 0.710%, 07/25/37	92,653
130,370	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-B, Class 2A3, VAR, 0.715%, 06/25/36	123,543
133,337	Long Beach Mortgage Loan Trust, Series 2004-4, Class M1, VAR, 1.425%, 10/25/34	122,117
	Morgan Stanley ABS Capital I, Inc. Trust,
76,575	Series 2003-NC10, Class M1, VAR, 1.545%, 10/25/33	72,847
373,176	Series 2003-SD1, Class M1, VAR, 2.775%, 03/25/33	350,541
59,491	Saxon Asset Securities Trust, Series 2003-3, Class M1, VAR, 1.499%, 12/25/33	56,558
64,438	Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, VAR, 1.500%, 10/25/33	63,148
	Structured Asset Securities Corp. Mortgage Loan Trust,
138,193	Series 2006-BC6, Class A4, VAR, 0.695%, 01/25/37	126,683
80,879	Series 2007-WF2, Class A1, VAR, 1.525%, 08/25/37	75,649
130,331	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-3, Class A2, VAR, 0.675%, 01/25/37	124,783

	Total Asset-Backed Securities (Cost $2,350,646)	2,387,284

Collateralized Mortgage Obligations — 3.2%
	Non-Agency CMO — 3.2%
	United States — 3.2%
62,948	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, VAR, 3.032%, 06/25/45	62,444
50,149	Banc of America Funding Trust, Series 2006-A, Class 1A1, VAR, 2.925%, 02/20/36	49,134
46,709	Banc of America Mortgage Trust, Series 2005-A, Class 2A2, VAR, 2.965%, 02/25/35	46,087
76,548	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2, VAR, 2.980%, 05/25/35	75,081
4,895	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1, VAR, 2.430%, 09/25/35	5,014
71,067	First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 4A1, VAR, 2.728%, 02/25/35	70,039
111,590	GSR Mortgage Loan Trust, Series 2005-AR3, Class 1A1, VAR, 0.965%, 05/25/35	105,082
147,568	Impac CMB Trust, Series 2004-7, Class 1A2, VAR, 1.445%, 11/25/34	136,386
55,590	JP Morgan Mortgage Trust, Series 2005-A3, Class 4A1, VAR, 2.959%, 06/25/35	55,744
16,533	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.500%, 01/25/36	14,760
43,824	Merrill Lynch Mortgage Investors Trust, Series 2007-1, Class 4A3, VAR, 5.243%, 01/25/37	42,746

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
49,661	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 4A, VAR, 3.141%, 07/25/34	47,704
89,186	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-5, Class 1APT, VAR, 0.805%, 12/25/35	77,737
47,685	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.000%, 08/25/19	47,664
56,201	RFMSI Trust, Series 2003-S20, Class 2A1, 4.750%, 12/25/18	56,547
	WaMu Mortgage Pass-Through Certificates Trust
39,796	Series 2005-AR3, Class A1, VAR, 2.784%, 03/25/35	38,740
65,535	Series 2005-AR5, Class A6, VAR, 2.718%, 05/25/35	65,410
60,374	Series 2005-AR10, Class 1A3, VAR, 2.732%, 09/25/35	58,446
	Wells Fargo Mortgage-Backed Securities Trust
74,469	Series 2004-EE, Class 2A2, VAR, 3.005%, 12/25/34	75,834
157,306	Series 2004-W, Class A1, VAR, 2.816%, 11/25/34	156,761
65,776	Series 2004-Z, Class 2A2, VAR, 2.855%, 12/25/34	66,905
36,603	Series 2005-16, Class A8, 5.750%, 01/25/36	38,916
27,224	Series 2005-AR2, Class 2A1, VAR, 2.875%, 03/25/35	27,005
52,353	Series 2005-AR2, Class 2A2, VAR, 2.875%, 03/25/35	52,789
79,063	Series 2005-AR3, Class 1A1, VAR, 3.055%, 03/25/35	80,667
51,708	Series 2005-AR4, Class 2A2, VAR, 2.995%, 04/25/35	51,645
94,148	Series 2006-AR3, Class A3, VAR, 3.027%, 03/25/36	92,214

	Total Collateralized Mortgage Obligations (Cost $1,663,255)	1,697,501

SHARES
Common Stocks — 31.8%
	Australia — 1.3%
8,527	AMP Ltd.	34,665
4,981	Australia & New Zealand Banking Group Ltd.	106,103
5,004	BHP Billiton Ltd.	86,682
1,763	Commonwealth Bank of Australia	98,311
349	CSL Ltd.	28,698
6,077	Dexus Property Group	42,713
11,131	Goodman Group	62,386
841	Macquarie Group Ltd.	53,189
854	National Australia Bank Ltd.	18,358
2,807	Wesfarmers Ltd.	95,160
1,862	Westpac Banking Corp.	42,364

		668,629

	Belgium — 0.2%
882	Anheuser-Busch InBev S.A./N.V.	115,990

	Bermuda — 0.0% (g)
616	Lazard Ltd., Class A	22,398

	Canada — 0.2%
700	Novadaq Technologies, Inc. (a)	8,099
998	Waste Connections, Inc.	74,550

		82,649

	Denmark — 0.1%
1,243	Novo Nordisk A/S, Class B	51,807

	Finland — 0.5%
620	Cargotec Oyj, Class B	28,454
13,448	Nokia OYJ	77,949
4,897	Outokumpu OYJ (a)	33,621
2,474	UPM-Kymmene OYJ	52,238
1,111	Wartsila OYJ Abp	50,016

		242,278

	France — 1.7%
886	Air Liquide S.A.	95,012
1,425	Airbus Group SE	86,428
582	Arkema S.A.	53,883
4,146	AXA S.A.	88,153
1,517	BNP Paribas S.A.	78,025
1,669	Engie S.A.	25,877
7,138	Natixis S.A.	33,305
496	Renault S.A.	40,805
774	Sanofi	58,941
1,181	Schneider Electric SE	82,155
310	Sodexo S.A.	36,927
767	Technip S.A.	47,151
1,901	TOTAL S.A.	90,413
2,940	Vivendi S.A.	59,336

		876,411

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Germany — 1.6%
320	adidas AG	55,656
104	Allianz SE	15,456
391	BASF SE	33,480
983	Bayer AG	98,723
1,289	Brenntag AG	70,442
1,350	Daimler AG	95,212
3,803	Deutsche Telekom AG	63,892
4,628	E.ON SE	32,894
329	HeidelbergCement AG	31,114
3,858	Infineon Technologies AG	68,794
300	Linde AG	50,976
1,269	SAP SE	116,053
1,142	Siemens AG	133,911
462	Uniper SE (a)	5,660

		872,263

	Hong Kong — 0.7%
4,600	AIA Group Ltd.	30,934
6,552	Cheung Kong Property Holdings Ltd.	48,195
5,552	CK Hutchison Holdings Ltd.	70,967
2,000	Hang Seng Bank Ltd.	35,903
5,500	Power Assets Holdings Ltd.	53,821
14,000	Sands China Ltd.	61,364
6,000	Wharf Holdings Ltd. (The)	44,019

		345,203

	Ireland — 0.2%
556	DCC plc	50,516
646	Ryanair Holdings plc, ADR	48,470

		98,986

	Israel — 0.2%
333	Mobileye N.V. (a)	14,176
1,517	Teva Pharmaceutical Industries Ltd., ADR	69,797

		83,973

	Italy — 0.5%
2,330	Assicurazioni Generali S.p.A.	28,435
2,323	Atlantia S.p.A.	58,999
19,425	Enel S.p.A.	86,572
61,320	Telecom Italia S.p.A. (a)	50,951
7,371	UniCredit S.p.A.	17,181

		242,138

	Japan — 4.4%
2,100	Bridgestone Corp.	77,372
100	Central Japan Railway Co.	17,121
700	Daikin Industries Ltd.	65,321
1,200	Dentsu, Inc.	61,077
2,900	DMG Mori Co., Ltd.	30,256
700	East Japan Railway Co.	63,185
14,000	Fujitsu Ltd.	75,343
12,000	Hitachi Ltd.	56,239
2,100	Honda Motor Co., Ltd.	60,607
3,100	J. Front Retailing Co., Ltd.	40,591
1,000	Japan Airlines Co., Ltd.	29,395
15,400	JX Holdings, Inc.	62,332
8,000	Kajima Corp.	55,983
1,400	KDDI Corp.	43,375
3,500	Kirin Holdings Co., Ltd.	58,169
2,300	Kyowa Hakko Kirin Co., Ltd.	36,329
2,300	Kyushu Electric Power Co., Inc.	21,588
1,900	LIXIL Group Corp.	40,705
900	Mabuchi Motor Co., Ltd.	49,942
4,300	Mazda Motor Corp.	65,970
17,200	Mitsubishi UFJ Financial Group, Inc.	87,137
4,200	Mitsui & Co., Ltd.	58,207
2,000	Mitsui Fudosan Co., Ltd.	42,549
2,000	MS&AD Insurance Group Holdings, Inc.	55,742
400	Nidec Corp.	36,973
3,300	Nippon Steel & Sumitomo Metal Corp.	67,717
1,800	Nippon Telegraph & Telephone Corp.	82,325
1,400	Omron Corp.	50,393
3,000	ORIX Corp.	44,258
1,300	Otsuka Holdings Co., Ltd.	59,257
1,900	Seiko Epson Corp.	36,585
2,000	Seven & i Holdings Co., Ltd.	94,551
2,400	Sony Corp.	79,513
2,400	Sumitomo Mitsui Financial Group, Inc.	81,071
1,200	Suntory Beverage & Food Ltd.	51,886
1,400	Suzuken Co., Ltd.	46,229
4,000	Takashimaya Co., Ltd.	32,844
13,000	Tokyo Gas Co., Ltd.	57,837
2,400	Toyota Motor Corp.	139,215
900	West Japan Railway Co.	55,831
3,100	Yamato Holdings Co., Ltd.	72,260

		2,343,280

	Luxembourg — 0.1%
8,197	ArcelorMittal (a)	49,988

	Netherlands — 1.2%
5,456	Aegon N.V.	20,812
674	ASML Holding N.V.	73,864
837	Heineken N.V.	73,573

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Netherlands — continued
7,363	ING Groep N.V., CVA	90,901
14,918	Koninklijke KPN N.V.	49,494
2,477	Koninklijke Philips N.V.	73,293
1,208	NN Group N.V.	37,086
377	NXP Semiconductors N.V. (a)	38,458
4,070	Royal Dutch Shell plc, Class A	101,253
3,893	Royal Dutch Shell plc, Class B	100,929

		659,663

	New Zealand — 0.1%
18,558	Spark New Zealand Ltd.	48,824

	Norway — 0.0% (g)
1,603	DNB ASA	21,074

	Portugal — 0.0% (g)
1,960	Galp Energia SGPS S.A.	26,777

	Singapore — 0.2%
284	Broadcom Ltd.	48,995
5,500	DBS Group Holdings Ltd.	62,408

		111,403

	Spain — 0.4%
11,494	Banco Santander S.A.	50,992
37,108	Bankia S.A.	30,450
5,446	Distribuidora Internacional de Alimentacion S.A.	33,724
2,222	Repsol S.A.	30,184
7,504	Telefonica S.A.	75,888

		221,238

	Sweden — 0.2%
6,094	Nordea Bank AB	60,517
4,676	Sandvik AB	51,453

		111,970

	Switzerland — 2.0%
359	Actelion Ltd. (a)	62,299
551	Allied World Assurance Co. Holdings AG	22,271
276	Chubb Ltd.	34,679
905	Cie Financiere Richemont S.A.	55,194
1,203	Credit Suisse Group AG (a)	15,811
447	LafargeHolcim Ltd. (a)	24,153
991	LafargeHolcim Ltd. (a)	53,678
3,458	Nestle S.A.	273,058
1,906	Novartis AG	150,422
785	Roche Holding AG	195,071
65	Syngenta AG (a)	28,471
4,753	UBS Group AG	64,928
1,231	Wolseley plc	69,235

		1,049,270

	United Kingdom — 3.2%
7,861	3i Group plc	66,279
1,121	Associated British Foods plc	37,772
1,649	AstraZeneca plc	106,776
8,403	Aviva plc	47,948
10,361	Barclays plc	22,463
5,482	Barratt Developments plc	35,096
11,753	BP plc	68,505

2,673	British American Tobacco plc	170,474
786	Burberry Group plc	14,026
22,919	Centrica plc	67,766
7,085	Dixons Carphone plc	33,841
5,689	GlaxoSmithKline plc	121,167
2,400	HSBC Holdings plc	17,959
12,820	HSBC Holdings plc	96,365
1,308	InterContinental Hotels Group plc	53,909
14,475	ITV plc	35,112
91,538	Lloyds Banking Group plc	64,673
4,370	Prudential plc	77,466
1,098	Reckitt Benckiser Group plc	103,371
1,352	Rio Tinto Ltd.	53,783
1,225	Rio Tinto plc	40,714
6,990	RSA Insurance Group plc	49,368
1,055	SABMiller plc	61,453
6,380	Standard Chartered plc (a)	51,919
14,898	Taylor Wimpey plc	29,715
1,565	Unilever N.V., CVA	72,105
41,979	Vodafone Group plc	120,393

		1,720,418

	United States — 12.8%
887	Acadia Healthcare Co., Inc. (a)	43,951
208	Acuity Brands, Inc.	55,037
360	Adobe Systems, Inc. (a)	39,074
568	Aetna, Inc.	65,576
195	Affiliated Managers Group, Inc. (a)	28,216
16	Alleghany Corp. (a)	8,400
301	Alphabet, Inc., Class C (a)	233,964
193	Amazon.com, Inc. (a)	161,601
582	American Electric Power Co., Inc.	37,370
1,171	American Homes 4 Rent, Class A	25,340
952	American International Group, Inc.	56,492
692	Amphenol Corp., Class A	44,925

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	United States — continued
358	Amplify Snack Brands, Inc. (a)	5,800
559	Apple, Inc.	63,195
710	Aramark	27,001
392	Arista Networks, Inc. (a)	33,351
360	Arrow Electronics, Inc. (a)	23,029
34	AutoZone, Inc. (a)	26,124
461	Ball Corp.	37,779
4,363	Bank of America Corp.	68,281
494	Bed Bath & Beyond, Inc.	21,296
641	Best Buy Co., Inc.	24,473
92	BlackRock, Inc.	33,346
352	Brinker International, Inc.	17,751
720	Bristol-Myers Squibb Co.	38,822
889	Brixmor Property Group, Inc.	24,705
1,040	Capital One Financial Corp.	74,703
677	Carlisle Cos., Inc.	69,440
100	Casey’s General Stores, Inc.	12,015
1,209	CBRE Group, Inc., Class A (a)	33,828
409	CBS Corp. (Non-Voting), Class B	22,389
207	Celgene Corp. (a)	21,638
2,085	Charles Schwab Corp. (The)	65,823
122	Charter Communications, Inc., Class A (a)	32,936
284	Cigna Corp.	37,011
1,313	Cisco Systems, Inc.	41,648
758	Citigroup, Inc.	35,800
1,164	Citizens Financial Group, Inc.	28,762
1,427	Clear Channel Outdoor Holdings, Inc., Class A	8,334
1,104	CNO Financial Group, Inc.	16,858
309	Columbia Sportswear Co.	17,533
435	Concho Resources, Inc. (a)	59,747
442	ConocoPhillips	19,214
1,785	Corning, Inc.	42,215
138	CoStar Group, Inc. (a)	29,881
327	CVS Health Corp.	29,100
1,477	Delta Air Lines, Inc.	58,135
850	DISH Network Corp., Class A (a)	46,563
579	Dollar General Corp.	40,524
492	Dover Corp.	36,231
225	Dr. Pepper Snapple Group, Inc.	20,545
398	Duke Energy Corp.	31,856
343	Eagle Materials, Inc.	26,514
603	East West Bancorp, Inc.	22,136
241	EastGroup Properties, Inc.	17,728
378	Edison International	27,310
813	Electronic Arts, Inc. (a)	69,430
286	Energizer Holdings, Inc.	14,289
934	Entercom Communications Corp., Class A	12,086
951	Envision Healthcare Holdings, Inc. (a)	21,179
297	EOG Resources, Inc.	28,723
280	EQT Corp.	20,334
241	Equifax, Inc.	32,434
431	Eversource Energy	23,352
238	Expedia, Inc.	27,779
949	Exxon Mobil Corp.	82,829
1,386	Facebook, Inc., Class A (a)	177,782
244	First Republic Bank	18,815
845	Fortune Brands Home & Security, Inc.	49,094
799	Gap, Inc. (The)	17,770
414	Genuine Parts Co.	41,586
718	Gilead Sciences, Inc.	56,808
1,199	GoDaddy, Inc., Class A (a)	41,401
390	Guidewire Software, Inc. (a)	23,392
591	Hanesbrands, Inc.	14,923
554	Harris Corp.	50,752
910	Hartford Financial Services Group, Inc. (The)	38,966
294	HCA Holdings, Inc. (a)	22,235
1,093	HD Supply Holdings, Inc. (a)	34,954
932	Hewlett Packard Enterprise Co.	21,203
2,964	Hilton Worldwide Holdings, Inc.	67,965
596	HollyFrontier Corp.	14,602
651	Home Depot, Inc. (The)	83,771
258	Honeywell International, Inc.	30,080
136	Humana, Inc.	24,057
270	Illinois Tool Works, Inc.	32,357
284	Illumina, Inc. (a)	51,591
136	Intercept Pharmaceuticals, Inc. (a)	22,384
594	Invesco Ltd.	18,574
504	Johnson & Johnson	59,537
1,127	KapStone Paper & Packaging Corp.	21,323
608	Kimco Realty Corp.	17,602
1,475	Kinder Morgan, Inc.	34,117
416	Kite Pharma, Inc. (a)	23,238
330	KLA-Tencor Corp.	23,004
685	Kohl’s Corp.	29,969
546	Kroger Co. (The)	16,205
1,385	La Quinta Holdings, Inc. (a)	15,484
191	Lam Research Corp.	18,090
394	Lennox International, Inc.	61,870

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	United States — continued
880	LKQ Corp. (a)	31,205
1,698	Loews Corp.	69,873
318	M&T Bank Corp.	36,920
680	Marathon Petroleum Corp.	27,601
192	Marsh & McLennan Cos., Inc.	12,912
150	Martin Marietta Materials, Inc.	26,866
610	MasterCard, Inc., Class A	62,080
1,054	Media General, Inc. (a)	19,425
796	Merck & Co., Inc.	49,678
1,917	Microsoft Corp.	110,419
180	Middleby Corp. (The) (a)	22,252
394	Mohawk Industries, Inc. (a)	78,934
170	Monster Beverage Corp. (a)	24,958
894	Morgan Stanley	28,662
229	National Bank Holdings Corp., Class A	5,352
336	Netflix, Inc. (a)	33,113
296	Newell Brands, Inc.	15,587
182	Nexstar Broadcasting Group, Inc., Class A	10,503
324	NextEra Energy, Inc.	39,632
335	Northern Trust Corp.	22,777
753	Norwegian Cruise Line Holdings Ltd. (a)	28,388
349	Old Dominion Freight Line, Inc. (a)	23,945
822	Outfront Media, Inc.	19,440
208	Palo Alto Networks, Inc. (a)	33,141
1,532	PayPal Holdings, Inc. (a)	62,766
752	PBF Energy, Inc., Class A	17,025
2,455	Pfizer, Inc.	83,151
387	Phillips 66	31,173
499	PNC Financial Services Group, Inc. (The)	44,955
301	Post Holdings, Inc. (a)	23,228
41	Priceline Group, Inc. (The) (a)	60,331
521	Procter & Gamble Co. (The)	46,760
279	Prudential Financial, Inc.	22,780
605	QUALCOMM, Inc.	41,442
1,132	Rayonier, Inc.	30,043
381	Red Rock Resorts, Inc., Class A	8,988
96	Regeneron Pharmaceuticals, Inc. (a)	38,594
620	Revance Therapeutics, Inc. (a)	10,050
392	S&P Global, Inc.	49,612
307	salesforce.com, Inc. (a)	21,898
279	Sempra Energy	29,906
421	ServiceNow, Inc. (a)	33,322
108	Sherwin-Williams Co. (The)	29,879
1,533	Shire plc	99,129
317	Signature Bank (a)	37,549
381	Sinclair Broadcast Group, Inc., Class A	11,003
891	Southwest Airlines Co.	34,651
238	Spark Therapeutics, Inc. (a)	14,294
397	Splunk, Inc. (a)	23,296
704	Sprouts Farmers Market, Inc. (a)	14,538
270	Stanley Black & Decker, Inc.	33,205
783	Starbucks Corp.	42,392
908	SunTrust Banks, Inc.	39,770
378	T. Rowe Price Group, Inc.	25,137
101	Tesla Motors, Inc. (a)	20,607
709	Texas Instruments, Inc.	49,758
1,344	TherapeuticsMD, Inc. (a)	9,153
431	Tiffany & Co.	31,304
235	Time Warner, Inc.	18,708
698	T-Mobile US, Inc. (a)	32,611
280	Travelers Cos., Inc. (The)	32,074
270	TreeHouse Foods, Inc. (a)	23,541
515	Tyson Foods, Inc., Class A	38,455
780	U.S. Bancorp	33,454
101	Ulta Salon Cosmetics & Fragrance, Inc. (a)	24,036
381	United Technologies Corp.	38,710
941	UnitedHealth Group, Inc.	131,740
764	Unum Group	26,977
756	Vantiv, Inc., Class A (a)	42,540
593	Veeva Systems, Inc., Class A (a)	24,479
617	Verizon Communications, Inc.	32,072
322	Vertex Pharmaceuticals, Inc. (a)	28,082
837	Visa, Inc., Class A	69,220
251	Vulcan Materials Co.	28,546
65	W.W. Grainger, Inc.	14,615
406	Wayfair, Inc., Class A (a)	15,984
2,612	Wells Fargo & Co.	115,659
825	WestRock Co.	39,996
526	Weyerhaeuser Co.	16,800
256	Workday, Inc., Class A (a)	23,473
919	Xcel Energy, Inc.	37,808

		6,774,184

	Total Common Stocks (Cost $15,888,104)	16,840,814

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — 1.9%
		Australia — 0.0% (g)
	8,000	BHP Billiton Finance USA Ltd., 5.000%, 09/30/43	9,480

		Luxembourg — 0.0% (g)
	20,000	Actavis Funding SCS, 4.750%, 03/15/45	21,922

		Netherlands — 0.1%
	20,000	Mylan N.V., 5.250%, 06/15/46 (e)	21,236
	20,000	Shell International Finance B.V., 3.750%, 09/12/46	19,819
	10,000	Teva Pharmaceutical Finance Netherlands III B.V., 4.100%, 10/01/46	10,028

			51,083

		United States — 1.8%
	20,000	21st Century Fox America, Inc., 4.950%, 10/15/45	22,729
	20,000	AbbVie, Inc., 4.450%, 05/14/46	20,941
	20,000	Altria Group, Inc., 3.875%, 09/16/46	20,819
	20,000	American International Group, Inc., 4.800%, 07/10/45	21,218
	20,000	Amgen, Inc., 4.400%, 05/01/45	21,061
	20,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	23,987
	30,000	Apple, Inc., 3.850%, 08/04/46	30,553
	30,000	AT&T, Inc., 4.500%, 03/09/48 (e)	30,172
		Bank of America Corp.,
	15,000	3.500%, 04/19/26	15,598
	15,000	4.875%, 04/01/44	17,427
	15,000	Berkshire Hathaway Energy Co., 4.500%, 02/01/45	16,802
	10,000	CBS Corp., 4.600%, 01/15/45	10,287
	15,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.484%, 10/23/45 (e)	18,180
		Citigroup, Inc.,
	15,000	3.400%, 05/01/26	15,508
	15,000	4.650%, 07/30/45	16,920
	20,000	Comcast Corp., 3.400%, 07/15/46	19,449
	20,000	CVS Health Corp., 5.125%, 07/20/45	24,384
	15,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.350%, 07/15/46 (e)	17,968
	15,000	Dominion Gas Holdings LLC, 4.600%, 12/15/44	16,194
	20,000	Enterprise Products Operating LLC, 4.900%, 05/15/46	21,071
	20,000	Exelon Corp., 4.450%, 04/15/46	21,540
	20,000	Express Scripts Holding Co., 4.800%, 07/15/46	20,837
	20,000	Ford Motor Co., 4.750%, 01/15/43	20,848
	20,000	General Motors Co., 5.200%, 04/01/45	20,852
	20,000	Gilead Sciences, Inc., 4.150%, 03/01/47	20,555
		Goldman Sachs Group, Inc. (The),
	15,000	3.750%, 02/25/26	15,760
	15,000	4.750%, 10/21/45	16,876
	20,000	Halliburton Co., 5.000%, 11/15/45	21,883
	15,000	Harris Corp., 5.054%, 04/27/45	17,221
	20,000	Hess Corp., 5.800%, 04/01/47	20,469
	20,000	Intel Corp., 4.100%, 05/19/46	21,454
	20,000	Kraft Heinz Foods Co., 4.375%, 06/01/46	21,215
	20,000	Kroger Co. (The), 3.875%, 10/15/46	20,180
	10,000	Lockheed Martin Corp., 3.800%, 03/01/45	10,220
	20,000	MetLife, Inc., 4.600%, 05/13/46	21,698
	20,000	Microsoft Corp., 3.700%, 08/08/46	20,259
		Morgan Stanley,
	15,000	3.125%, 07/27/26	15,150
	15,000	4.300%, 01/27/45	16,098
	17,000	Noble Energy, Inc., 5.050%, 11/15/44	16,822
	20,000	ONEOK Partners LP, 6.200%, 09/15/43	22,142
	20,000	Oracle Corp., 4.000%, 07/15/46	20,722
	10,000	Philip Morris International, Inc., 4.875%, 11/15/43	12,073
	20,000	Phillips 66, 4.875%, 11/15/44	22,272
	20,000	Prudential Financial, Inc., 4.600%, 05/15/44	21,412
	20,000	Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45	20,480
	20,000	Time Warner, Inc., 4.850%, 07/15/45	22,413
	30,000	Verizon Communications, Inc., 4.125%, 08/15/46	30,087

			932,806

		Total Corporate Bonds (Cost $1,019,030)	1,015,291

	Foreign Government Securities — 12.5%
		Australia — 0.8%
AUD	493,000	Republic of Australia, Reg. S, Series 122, 5.250%, 03/15/19	410,973

		Canada — 0.6%
CAD	410,000	Republic of Canada, 1.750%, 03/01/19	321,903

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — continued
		France — 0.5%
EUR	56,000	France Government Bond OAT, Reg. S, 3.250%, 05/25/45	98,536
EUR	75,000	Reg. S, 4.750%, 04/25/35	144,909

			243,445

		Italy — 0.5%
		Republic of Italy,
EUR	160,000	0.450%, 06/01/21	181,209
EUR	31,000	Reg. S, 3.500%, 03/01/30 (e)	43,406
EUR	21,000	Reg. S, 4.750%, 09/01/44 (e)	36,337

			260,952

		Japan — 1.0%
JPY	55,000,000	Government of Japan, Series 343, 0.100%, 06/20/26	552,739

		Spain — 0.3%
EUR	115,000	Kingdom of Spain, Reg. S, 4.000%, 04/30/20 (e)	147,872

		United Kingdom — 8.8%
		United Kingdom Gilt,
GBP	1,797,000	Reg. S, 1.000%, 09/07/17	2,347,750
GBP	1,798,000	Reg. S, 1.750%, 01/22/17	2,341,780

			4,689,530

		Total Foreign Government Securities (Cost $6,779,905)	6,627,414

SHARES
	Investment Companies — 35.0% (b)
	250,576	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	2,109,846
	82,388	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	1,865,256
	1,987,881	JPMorgan High Yield Fund, Class R6 Shares	14,591,049

		Total Investment Companies (Cost $17,933,765)	18,566,151

NUMBER OF CONTRACTS
	Options Purchased — 0.5%
		Call Option Purchased— 0.5%
EUR	30	Euro STOXX 50 Index, expiring 12/16/16 at EUR3,050.00, European Style	27,579
	273	iShares MSCI Emerging Markets ETF, expiring 12/16/16 at $37.50, American Style	40,131
	579	iShares MSCI Emerging Markets ETF, expiring 12/16/16 at $38.50, American Style	56,742
	23	S&P 500 Index, expiring 12/16/16 at $2150.00, European Style	134,205

		Total Options Purchased (Cost $303,289)	258,657

SHARES
	Preferred Stocks — 0.2%
		Germany — 0.2%
	734	Henkel AG & Co. KGaA	99,898
	199	Volkswagen AG	26,215

		Total Preferred Stocks (Cost $117,684)	126,113

PRINCIPAL AMOUNT
	U.S. Treasury Obligations — 2.6%
		U.S. Treasury Bonds,
	99,500	3.625%, 08/15/43	127,034
	124,000	3.750%, 08/15/41	159,723
	21,000	5.375%, 02/15/31	30,671
	22,500	6.125%, 08/15/29	33,869
		U.S. Treasury Notes,
	965,000	0.500%, 01/31/17 (k)	965,564
	70,000	2.125%, 05/15/25	73,227

		Total U.S. Treasury Obligations (Cost $1,397,386)	1,390,088

	Short-Term Investments— 8.9%
		Foreign Government Treasury Bill — 3.9%
CAD	2,707,000	Canadian Treasury Bill, 0.559%, 08/24/17 (n)	2,053,601

SHARES
		Investment Company — 5.0%
	2,652,034	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l)	2,652,034

		Total Short-Term Investments (Cost $4,696,596)	4,705,635

		Total Investments — 101.1% (Cost $52,149,660)	53,614,948
		Liabilities in Excess of Other Assets — (1.1)%	(583,897)

		NET ASSETS — 100.0%	$53,031,051

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Summary of Investments by Industry, September 30, 2016

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Investment Companies	34.6%
Foreign Government Securities	12.4
Asset-Backed Securities	4.5
Foreign Government Treasury Bill	3.8
Banks	3.2
Non-Agency CMO	3.2
Pharmaceuticals	2.3
U.S. Treasury Notes	1.9
Oil, Gas & Consumable Fuels	1.8
Insurance	1.6
Capital Markets	1.0
Diversified Telecommunication Services	1.0
Software	1.0
Others (each less than 1.0%)	22.8
Short-Term Investment	4.9

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1	10 Year Mini Japanese Government Bond	12/12/16	JPY	150,210	713
7	3 Year Australian Government Bond	12/15/16	AUD	607,054	712
12	E-mini Russell 2000	12/16/16	USD	1,497,960	45,756
46	E-mini S&P 500	12/16/16	USD	4,968,920	99,455
10	Euro STOXX 50 Index	12/16/16	EUR	336,726	2,541
1	FTSE 100 Index	12/16/16	GBP	88,825	2,732
41	Mini MSCI Emerging Markets Index	12/16/16	USD	1,870,625	19,697
20	10 Year U.S. Treasury Note	12/20/16	USD	2,622,500	12,993
1	U.S. Treasury Long Bond	12/20/16	USD	168,156	(2,721)
	Short Futures Outstanding
(12)	TOPIX Index	12/08/16	JPY	(1,582,209)	(12,005)
(71)	Euro STOXX 50 Index	12/16/16	EUR	(2,390,755)	(26,208)
(3)	10 Year U.S. Treasury Note	12/20/16	USD	(393,375)	626
(1)	Long Gilt	12/28/16	GBP	(168,824)	(1,349)

					142,942

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
640,196	AUD	Australia and New Zealand Banking Group Limited	12/30/16	478,936	488,990	10,054
205,906	CAD	Royal Bank of Canada	12/30/16	156,284	157,048	764
596,449	EUR	Australia and New Zealand Banking Group Limited	12/30/16	672,053	672,834	781

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
310,203	GBP	Goldman Sachs International	10/28/16	403,226	402,276	(950)
				1,710,499	1,721,148	10,649

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,207,762	AUD	Royal Bank of Canada	12/30/16	923,247	922,504	743
564,312	CAD	Goldman Sachs International	10/28/16	427,692	430,214	(2,522)
2,128,722	CAD	HSBC Bank, N.A.	10/28/16	1,617,551	1,622,872	(5,321)
631,333	CAD	Citibank, N.A.	12/30/16	484,314	481,530	2,784
1,172,266	EUR	Citibank, N.A.	12/30/16	1,321,802	1,322,392	(590)
3,930,067	GBP	HSBC Bank, N.A.	10/28/16	5,135,190	5,096,558	38,632
56,225,424	JPY	Australia and New Zealand Banking Group Limited	12/30/16	560,216	556,759	3,457
				10,470,012	10,432,829	37,183

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
EUR	—	Euro
ETF	—	Exchange Traded Fund
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
TOPIX	—	Tokyo Stock Price Index
Reg. S	—

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2016.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	—	Amount rounds to less than 0.05%.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,344,460
Aggregate gross unrealized depreciation	(879,172)

Net unrealized appreciation/depreciation	$1,465,288

Federal income tax cost of investments	$52,149,660

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures and options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at September 30, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
United States	$—	$563,522	$1,823,762	$2,387,284
Collateralized Mortgage Obligations
United States	—	1,697,501	—	1,697,501
Common Stocks
Australia	—	668,629	—	668,629
Belgium	—	115,990	—	115,990
Bermuda	22,398	—	—	22,398
Canada	82,649	—	—	82,649
Denmark	—	51,807	—	51,807
Finland	—	242,278	—	242,278
France	—	876,411	—	876,411
Germany	5,660	866,603	—	872,263
Hong Kong	—	345,203	—	345,203
Ireland	48,470	50,516	—	98,986
Israel	83,973	—	—	83,973
Italy	—	242,138	—	242,138
Japan	—	2,343,280	—	2,343,280
Luxembourg	—	49,988	—	49,988
Netherlands	129,359	530,304	—	659,663
New Zealand	—	48,824	—	48,824
Norway	—	21,074	—	21,074
Portugal	—	26,777	—	26,777
Singapore	48,995	62,408	—	111,403
Spain	—	221,238	—	221,238
Sweden	—	111,970	—	111,970
Switzerland	56,950	992,320	—	1,049,270
United Kingdom	—	1,720,418	—	1,720,418
United States	6,675,055	99,129	—	6,774,184

Total Common Stocks	7,153,509	9,687,305	—	16,840,814

Corporate Bonds
Australia	—	9,480	—	9,480
Luxembourg	—	21,922	—	21,922
Netherlands	—	51,083	—	51,083
United States	—	932,806	—	932,806

Total Corporate Bonds	—	1,015,291	—	1,015,291

Foreign Government Securities	—	6,627,414	—	6,627,414
Investment Companies
United States	18,566,151	—	—	18,566,151
Options Purchased
Call Options Purchased	231,078	27,579	—	258,657
Preferred Stocks
Germany	$—	$126,113	$—	$126,113
U.S. Treasury Obligations	—	1,390,088	—	1,390,088
Short-Term Investments
Foreign Government Treasury Bill	—	2,053,601	—	2,053,601
Investment Company	2,652,034	—	—	2,652,034

Total Investments in Securities	$28,602,772	$23,188,414	$1,823,762	$53,614,948

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$57,215	$—	$57,215
Futures Contracts	179,952	5,273	—	185,225

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Appreciation in Other Financial Instruments	$179,952	$62,488	$—	$242,440

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(9,383)	$—	$(9,383)
Futures Contracts	(4,070)	(38,213)	—	(42,283)

Total Depreciation in Other Financial Instruments	$(4,070)	$(47,596)	$—	$(51,666)

There were no significant transfers between levels 1 and 2 during the period ended September 30, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2016
Investments in Securities
Asset-Backed Securities	$1,291,015	$(2,118)	$25,662	$4,327	$870,655	$(531,094)	$165,315	$—	$1,823,762

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers between level 2 to level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2016, which were valued using significant unobservable inputs (level 3), amounted to $24,983.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at September 30, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,823,762	Discounted Cash Flow	Constant Prepayment Rate	1.00% - 12.00% (4.16%)
			Constant Default Rate	3.00% - 7.85% (5.08%)
			Yield (Discount Rate of Cash Flows)	2.68% - 6.85% (3.94%)

Asset-Backed Securities	1,823,762

Total	$1,823,762

#	The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Portfolio used derivative instruments including futures, forward foreign currency exchange contracts and options in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Portfolio can invest, to hedge portfolio investments or to generate income or gain to the Portfolio. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Portfolio may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Portfolio to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Portfolio’s risk of loss associated with these instruments may exceed their value.

The Portfolio is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Portfolio’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Portfolio in the event the Portfolio’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Portfolio to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Portfolio often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Portfolio. The ISDA agreements give the Portfolio and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Portfolio.

Notes (1) — (3) below describe the various derivatives used by the Portfolio, tailor lettering for notes used.

(1). Options — The Portfolio purchased call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Options Purchased — Premiums paid by the Portfolio for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Portfolio will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

The Portfolio is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Portfolio’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Portfolio’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Portfolio used treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to the stock and bond markets. The Portfolio also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Portfolio periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in appreciation or depreciation.

The Portfolio may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Portfolio to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Portfolio to unlimited risk of loss. The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Portfolio’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Portfolio may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Portfolio also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Portfolio also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Portfolio’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of September 30, 2016, the Portfolio did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 4.6%
	United States — 4.6%
68,216	ABFC Trust, Series 2004-OPT5, Class A1, VAR, 1.225%, 06/25/34	64,315
140,287	ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M1, VAR, 1.500%, 11/25/33	132,511
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
78,213	Series 2003-10, Class M1, VAR, 1.574%, 12/25/33	73,265
99,943	Series 2003-10, Class M2, VAR, 3.074%, 12/25/33	96,864
35,383	AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-1, Class A7, 7.610%, 03/25/27	35,545
105,629	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class M2, VAR, 3.000%, 11/25/33	99,780
62,215	Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M2, VAR, 2.400%, 07/25/34	60,747
	CWABS, Inc., Asset-Backed Certificates,
41,767	Series 2004-2, Class M1, VAR, 1.275%, 05/25/34	39,661
96,064	Series 2004-5, Class M3, VAR, 2.250%, 07/25/34	87,885
60,040	Series 2004-5, Class M5, VAR, 2.850%, 05/25/34	57,428
132,801	Series 2006-19, Class 2A2, VAR, 0.685%, 03/25/37	127,892
92,077	Fremont Home Loan Trust, Series 2003-A, Class M1, VAR, 1.500%, 08/25/33	86,319
101,663	GSAMP Trust, Series 2003-SEA, Class A1, VAR, 0.925%, 02/25/33	94,388
	Home Equity Asset Trust,
95,744	Series 2007-2, Class 2A2, VAR, 0.710%, 07/25/37	92,653
100,000	Series 2005-7, Class M1, VAR, 0.975%, 01/25/36	96,317
82,305	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-B, Class 2A3, VAR, 0.715%, 06/25/36	77,994
81,125	MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class M1, VAR, 1.425%, 09/25/34	76,656
	Morgan Stanley ABS Capital I, Inc. Trust,
101,954	Series 2004-HE3, Class M1, VAR, 1.380%, 03/25/34	97,498
106,893	Series 2004-NC7, Class M2, VAR, 1.455%, 07/25/34	104,706
45,945	Series 2003-NC10, Class M1, VAR, 1.545%, 10/25/33	43,708
223,906	Series 2003-SD1, Class M1, VAR, 2.775%, 03/25/33	210,325
44,731	Renaissance Home Equity Loan Trust, Series 2003-3, Class A, VAR, 1.025%, 12/25/33	41,820
46,027	Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, VAR, 1.500%, 10/25/33	45,106
138,193	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC6, Class A4 VAR, 0.695%, 01/25/37	126,683
112,084	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-3, Class A2, VAR, 0.675%, 01/25/37	107,314

	Total Asset-Backed Securities (Cost $2,151,329)	2,177,380

Collateralized Mortgage Obligations — 3.8%
	Non-Agency CMO — 3.8%
	United States — 3.8%
62,948	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, VAR, 3.229%, 06/25/45	62,444
50,149	Banc of America Funding Trust, Series 2006-A, Class 1A1, VAR, 2.925%, 02/20/36	49,134
27,895	Banc of America Mortgage Trust, Series 2005-A, Class 2A2, VAR, 2.965%, 02/25/35	27,524
76,548	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2, VAR, 2.980%, 05/25/35	75,081
45,624	Bear Stearns ARM Trust, Series 2006-1, Class A1, VAR, 2.580%, 02/25/36	44,534
97,633	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1, VAR, 2.430%, 09/25/35	100,002
51,264	CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 2A1, 5.250%, 03/25/21	51,581
33,664	First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 4A1, VAR, 2.728%, 02/25/35	33,176
66,939	GSR Mortgage Loan Trust, Series 2005-AR3, Class 1A1, VAR, 0.965%, 05/25/35	63,035
	Impac CMB Trust
102,875	Series 2004-6, Class 1A2, VAR, 1.305%, 10/25/34	96,354
147,568	Series 2004-7, Class 1A2, VAR, 1.445%, 11/25/34	136,386

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — continued
	United States — continued
97,331	Series 2007-A, Class M1, 0.925%, 05/25/37 (e)	90,239
16,309	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.500%, 01/25/36	14,561
50,239	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.970%, 04/21/34	51,354
26,294	Merrill Lynch Mortgage Investors Trust, Series 2007-1, Class 4A3, VAR, 5.243%, 01/25/37	25,648
29,212	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 4A, VAR, 3.141%, 07/25/34	28,061
89,186	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-5, Class 1APT, VAR, 0.805%, 12/25/35	77,737
28,611	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.000%, 08/25/19	28,598
40,540	RFMSI Trust, Series 2003-S20, Class 2A1, 4.750%, 12/25/18	40,789
	WaMu Mortgage Pass-Through Certificates Trust
39,796	Series 2005-AR3, Class A1, VAR, 2.784%, 03/25/35	38,740
65,535	Series 2005-AR5, Class A6, VAR, 2.718%, 05/25/35	65,410
	Wells Fargo Mortgage-Backed Securities Trust
74,469	Series 2004-EE, Class 2A2, VAR, 3.005%, 12/25/34	75,834
94,383	Series 2004-W, Class A1, VAR, 2.816%, 11/25/34	94,057
65,776	Series 2004-Z, Class 2A2, VAR, 2.855%, 12/25/34	66,905
21,962	Series 2005-16, Class A8, 5.750%, 01/25/36	23,350
45,158	Series 2005-AR1, Class 1A1, VAR, 2.765%, 02/25/35	45,104
36,647	Series 2005-AR2, Class 2A2, VAR, 2.875%, 03/25/35	36,952
79,063	Series 2005-AR3, Class 1A1, VAR, 3.055%, 03/25/35	80,667
57,826	Series 2005-AR3, Class 2A1, VAR, 3.076%, 03/25/35	58,189
71,298	Series 2006-AR2, Class 2A3, VAR, 2.894%, 03/25/36	69,855
56,651	Series 2006-AR3, Class A3, VAR, 3.027%, 03/25/36	55,487

	Total Collateralized Mortgage Obligations (Cost $1,770,783)	1,806,788

Commercial Mortgage-Backed Security — 0.1%
	United States — 0.1%
75,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AJ, VAR, 5.452%, 09/15/39 (Cost $72,820)	69,746

SHARES
Common Stocks — 23.5%
	Australia — 0.6%
4,382	Dexus Property Group	30,799
5,414	Goodman Group	30,344
22,623	Mirvac Group	39,002
14,359	Scentre Group	51,839
3,403	Suncorp Group Ltd.	31,748
3,800	Transurban Group	33,209
11,059	Westfield Corp.	82,750

		299,691

	Belgium — 0.3%
1,028	Anheuser-Busch InBev S.A./N.V.	135,190
293	KBC Group N.V. (a)	17,104

		152,294

	Canada — 0.3%
1,576	Allied Properties Real Estate Investment Trust	45,264
854	RioCan Real Estate Investment Trust	17,718
1,465	TransCanada Corp.	69,579

		132,561

	Czech Republic — 0.2%
24,209	Moneta Money Bank A.S. (a) (e)	77,095

	Denmark — 0.3%
3,974	Danske Bank A/S	116,263
146	Pandora A/S	17,683
523	Tryg A/S	10,509

		144,455

	Finland — 0.6%
497	Elisa OYJ	18,316
1,077	Fortum OYJ	17,404
386	Kone OYJ, Class B	19,596
629	Metso OYJ	18,356

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Finland — continued
479	Nokian Renkaat OYJ	17,464
381	Orion OYJ, Class B	15,020
2,032	Stora Enso OYJ, Class R	18,051
7,038	UPM-Kymmene OYJ	148,605

		272,812

	France — 1.6%
1,322	AXA S.A.	28,109
690	BNP Paribas S.A.	35,489
1,213	Cie Generale des Etablissements Michelin	134,322
1,035	CNP Assurances	17,389
1,764	Credit Agricole S.A.	17,400
771	Edenred	18,017
1,161	Electricite de France S.A.	14,132
1,356	Engie S.A.	21,024
155	Fonciere Des Regions	14,443
121	Gecina S.A.	19,068
187	ICADE	14,591
1,338	Klepierre	61,418
397	Lagardere S.C.A.	10,110
1,592	Orange S.A.	24,943
215	Renault S.A.	17,688
728	Societe Generale S.A.	25,185
327	Technip S.A.	20,102
1,120	TOTAL S.A.	53,268
830	Unibail-Rodamco SE	223,795
145	Veolia Environnement S.A.	3,341

		773,834

	Germany — 1.1%
629	Allianz SE	93,476
2,609	alstria office REIT-AG (a)	35,832
518	BASF SE	44,354
243	Bayerische Motoren Werke AG	20,459
539	Daimler AG	38,014
1,924	Deutsche Telekom AG	32,324
764	Deutsche Wohnen AG	27,800
2,249	E.ON SE	15,985
404	Evonik Industries AG	13,677
177	Hannover Rueck SE	18,974
1,382	Siemens AG	162,054
214	Uniper SE (a)	2,622

		505,571

	Hong Kong — 0.1%
4,000	Hongkong Land Holdings Ltd.	28,499
2,500	Link REIT	18,455
5,000	New World Development Co., Ltd.	6,557

		53,511

	Ireland — 0.3%
1,038	Accenture plc, Class A	126,813
173	Paddy Power Betfair plc	19,562

		146,375

	Italy — 0.4%
1,595	Assicurazioni Generali S.p.A.	19,465
2,174	Atlantia S.p.A.	55,214
5,085	Enel S.p.A.	22,663
1,775	Eni S.p.A.	25,578
1,932	Mediobanca S.p.A.	12,574
2,216	Poste Italiane S.p.A. (e)	15,204
3,679	Snam S.p.A.	20,400
2,814	Terna Rete Elettrica Nazionale S.p.A.	14,505

		185,603

	Japan — 0.9%
2,100	Daiwa House Industry Co., Ltd.	57,634
4	Japan Real Estate Investment Corp.	23,920
7	Japan Retail Fund Investment Corp.	17,265
1,700	Japan Tobacco, Inc.	69,590
10,100	Mitsubishi UFJ Financial Group, Inc.	51,167
29	Nippon Prologis REIT, Inc.	73,348
2,500	Nippon Telegraph & Telephone Corp.	114,340
10	Orix JREIT, Inc.	17,560

		424,824

	Luxembourg — 0.0% (g)
174	RTL Group S.A.	14,455

	Netherlands — 1.0%
662	ABN AMRO Group N.V., CVA (e)	13,688
207	Eurocommercial Properties N.V., CVA	9,347
2,473	ING Groep N.V.	30,531
1,123	Koninklijke Ahold Delhaize N.V. (a)	25,577
5,969	Koninklijke KPN N.V.	19,804
2,482	NN Group N.V.	76,198
6,976	Royal Dutch Shell plc, Class A	174,084
3,128	Royal Dutch Shell plc, Class B	81,096
548	Vastned Retail N.V.	22,161

		452,486

	Norway — 0.2%
975	Gjensidige Forsikring ASA	18,236
958	Marine Harvest ASA (a)	17,185
1,664	Orkla ASA	17,231
1,208	Statoil ASA	20,280

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Norway — continued
1,068	Telenor ASA	18,365
482	Yara International ASA	16,062

		107,359

	Portugal — 0.1%
5,594	EDP—Energias de Portugal S.A.	18,773
1,175	Galp Energia SGPS S.A.	16,053

		34,826

	Singapore — 0.0% (g)
4,020	Ascendas Real Estate Investment Trust	7,443
3,400	CapitaLand Commercial Trust	3,976

		11,419

	South Africa — 0.0% (g)
2,485	Investec plc	15,148

	Spain — 0.6%
1,257	Abertis Infraestructuras S.A.	19,583
657	ACS Actividades de Construccion y Servicios S.A.	19,860
129	Aena S.A. (e)	19,042
8,128	Banco Santander S.A.	36,059
615	Enagas S.A.	18,501
884	Endesa S.A.	18,953
813	Gas Natural SDG S.A.	16,714
4,360	Iberdrola S.A.	29,645
5,971	Mapfre S.A.	16,706
862	Red Electrica Corp. S.A.	18,599
1,531	Repsol S.A.	20,797
3,103	Telefonica S.A.	31,381

		265,840

	Sweden — 0.1%
511	ICA Gruppen AB	16,880
897	Swedbank AB, Class A	21,077

		37,957

	Switzerland — 0.5%
1,294	ABB Ltd. (a)	29,164
8	Banque Cantonale Vaudoise	5,253
68	Cembra Money Bank AG (a)	5,334
1,576	STMicroelectronics N.V.	12,881
951	Swiss Re AG	85,893
1,392	Wolseley plc	78,290
104	Zurich Insurance Group AG (a)	26,821

		243,636

	United Kingdom — 3.8%
3,630	Aberdeen Asset Management plc	15,322
591	Admiral Group plc	15,686
1,772	Amec Foster Wheeler plc	13,145
532	AstraZeneca plc	34,448
15,912	BAE Systems plc	108,095
2,514	Barratt Developments plc	16,095
9,053	BP plc	52,768
905	British American Tobacco plc	57,717
6,583	British Land Co. plc (The)	53,921
4,701	BT Group plc	23,652
6,663	Centrica plc	19,701
24,456	Direct Line Insurance Group plc	115,524
4,946	G4S plc	14,584
13,436	GlaxoSmithKline plc	286,167
15,663	HSBC Holdings plc	117,490
1,546	ICAP plc	9,310
1,093	IMI plc	15,211
637	Imperial Brands plc	32,787
1,181	Inmarsat plc	10,766
436	InterContinental Hotels Group plc	17,970
5,600	J Sainsbury plc	17,836
3,488	Kingfisher plc	17,018
37,729	Lloyds Banking Group plc	26,656
2,509	Meggitt plc	14,644
2,437	National Grid plc	34,417
7,573	Old Mutual plc	19,851
1,602	Pearson plc	15,661
4,243	Persimmon plc	99,764
932	Rio Tinto plc	30,976
2,716	Royal Mail plc	17,235
6,015	Safestore Holdings plc	29,960
6,426	Segro plc	37,753
508	Severn Trent plc	16,484
1,608	Sky plc	18,637
1,159	SSE plc	23,534
1,833	Tate & Lyle plc	17,792
1,078	Unilever plc	51,011
1,434	United Utilities Group plc	18,626
49,385	Vodafone Group plc	141,633
5,266	WPP plc	123,781

		1,803,628

	United States — 10.5%
1,278	Altria Group, Inc.	80,808
199	American Campus Communities, Inc.	10,123
794	Apartment Investment & Management Co., Class A	36,453
2,835	AT&T, Inc.	115,129

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	United States — continued
1,413	AvalonBay Communities, Inc.	251,288
346	Boston Properties, Inc.	47,156
2,567	Brandywine Realty Trust	40,097
1,954	Brixmor Property Group, Inc.	54,302
252	Camden Property Trust	21,102
1,856	CME Group, Inc.	193,989
3,713	Comcast Corp., Class A	246,320
2,230	DDR Corp.	38,869
417	Digital Realty Trust, Inc.	40,499
141	Douglas Emmett, Inc.	5,165
1,746	Duke Realty Corp.	47,718
1,339	E.I. du Pont de Nemours & Co.	89,673
540	Equity One, Inc.	16,529
569	Extra Space Storage, Inc.	45,184
4,283	General Motors Co.	136,071
3,457	HCP, Inc.	131,193
501	Highwoods Properties, Inc.	26,112
1,336	Home Depot, Inc. (The)	171,917
1,029	Hospitality Properties Trust	30,582
1,789	Johnson & Johnson	211,335
4,412	Kimco Realty Corp.	127,727
1,512	KLA-Tencor Corp.	105,402
3,417	LaSalle Hotel Properties	81,564
1,958	Liberty Property Trust	79,005
840	Macerich Co. (The)	67,931
1,944	MetLife, Inc.	86,372
4,398	Microsoft Corp.	253,325
512	Mid-America Apartment Communities, Inc.	48,123
2,745	Morgan Stanley	88,005
638	National Health Investors, Inc.	50,070
868	National Retail Properties, Inc.	44,138
805	NextEra Energy, Inc.	98,468
3,123	Occidental Petroleum Corp.	227,729
2,343	Omega Healthcare Investors, Inc.	83,059
4,808	Pfizer, Inc.	162,847
730	Philip Morris International, Inc.	70,971
2,024	Prologis, Inc.	108,365
177	Public Storage	39,496
582	Regency Centers Corp.	45,099
592	Senior Housing Properties Trust	13,444
945	Simon Property Group, Inc.	195,624
592	SL Green Realty Corp.	63,995
8,714	Spirit Realty Capital, Inc.	116,158
2,342	STORE Capital Corp.	69,019
901	Texas Instruments, Inc.	63,232
544	United Technologies Corp.	55,270
914	UnitedHealth Group, Inc.	127,960
305	Ventas, Inc.	21,542
626	Vornado Realty Trust	63,357
4,019	Wells Fargo & Co.	177,961
931	Welltower, Inc.	69,611

		4,992,483

	Total Common Stocks (Cost $10,582,647)	11,147,863

PRINCIPAL AMOUNT ($)
Corporate Bonds — 42.8%
	Australia — 0.1%
40,000	BHP Billiton Finance USA Ltd., 5.000%, 09/30/43	47,401

	Bermuda — 0.7%
	Aircastle Ltd.,
60,000	5.125%, 03/15/21	64,125
65,000	6.750%, 04/15/17	66,300
135,000	IHS Markit Ltd., 5.000%, 11/01/22 (e)	142,843
	Weatherford International Ltd.,
9,000	4.500%, 04/15/22	7,605
23,000	7.750%, 06/15/21	22,770
5,000	8.250%, 06/15/23	4,950

		308,593

	Canada — 1.0%
	Cenovus Energy, Inc.,
56,000	5.700%, 10/15/19	60,107
117,000	6.750%, 11/15/39	126,683
40,000	Emera, Inc., Series 16-A, VAR, 6.750%, 06/15/76	43,020
25,000	Lundin Mining Corp., 7.500%, 11/01/20 (e)	26,563
82,000	Precision Drilling Corp., 6.625%, 11/15/20	76,055
47,000	Teck Resources Ltd., 8.000%, 06/01/21 (e)	51,406
83,000	Videotron Ltd., 5.000%, 07/15/22	86,631

		470,465

	Cayman Islands — 0.1%
33,000	Transocean, Inc., 9.000%, 07/15/23 (e)	32,093

	Finland — 0.1%
47,000	Nokia OYJ, 6.625%, 05/15/39	50,995

	Liberia — 0.1%
52,000	Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	56,550

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	Luxembourg — 0.7%
	Actavis Funding SCS,
35,000	4.750%, 03/15/45	38,364
36,000	4.850%, 06/15/44	39,694
	ArcelorMittal,
157,000	7.250%, 02/25/22	178,195
70,000	7.750%, 03/01/41	72,975

		329,228

	Netherlands — 0.4%
12,000	LYB International Finance B.V., 4.875%, 03/15/44	13,012
35,000	Mylan N.V., 5.250%, 06/15/46 (e)	37,163
	Shell International Finance B.V.,
50,000	3.750%, 09/12/46	49,548
40,000	4.000%, 05/10/46	41,030
5,000	4.375%, 05/11/45	5,400
40,000	Teva Pharmaceutical Finance Netherlands III B.V., 4.100%, 10/01/46	40,111

		186,264

	Singapore — 0.1%
	Flex Ltd.,
27,000	4.625%, 02/15/20	28,909
25,000	5.000%, 02/15/23	27,211

		56,120

	United Kingdom — 0.9%
125,000	Anglo American Capital plc, 4.450%, 09/27/20 (e)	128,125
277,000	Royal Bank of Scotland Group plc, 6.125%, 12/15/22	293,538

		421,663

	United States — 38.6%
	21st Century Fox America, Inc.,
10,000	4.750%, 09/15/44	10,978
35,000	4.950%, 10/15/45	39,776
	AbbVie, Inc.,
15,000	4.450%, 05/14/46	15,706
51,000	4.700%, 05/14/45	55,051
142,000	ACCO Brands Corp., 6.750%, 04/30/20	149,810
173,000	ADT Corp. (The), 4.125%, 06/15/23	169,972
	AECOM,
90,000	5.750%, 10/15/22	94,528
90,000	5.875%, 10/15/24	95,850
332,000	AES Corp., 7.375%, 07/01/21	380,140
24,000	Aetna, Inc., 4.375%, 06/15/46	25,196
50,000	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	55,312
	Alcoa, Inc.,
142,000	5.125%, 10/01/24	151,053
72,000	5.400%, 04/15/21	77,040
36,000	5.900%, 02/01/27	38,520
40,000	5.950%, 02/01/37	40,220
115,000	Allstate Corp. (The), VAR, 5.750%, 08/15/53	123,481
	Ally Financial, Inc.,
110,000	3.250%, 02/13/18	111,100
216,000	4.125%, 03/30/20	219,780
74,000	8.000%, 11/01/31	91,205
35,000	Altria Group, Inc., 3.875%, 09/16/46	36,434
105,000	AMC Networks, Inc., 4.750%, 12/15/22	106,313
75,000	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	79,219
	American International Group, Inc.,
25,000	4.500%, 07/16/44	25,528
38,000	4.800%, 07/10/45	40,314
332,000	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	351,090
70,000	Amgen, Inc., 4.400%, 05/01/45	73,715
55,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	65,964
52,000	Anixter, Inc., 5.125%, 10/01/21	54,405
	Anthem, Inc.,
20,000	4.650%, 08/15/44	21,870
15,000	5.100%, 01/15/44	17,440
	Apple, Inc.,
40,000	3.850%, 08/04/46	40,737
60,000	4.650%, 02/23/46	69,415
89,000	Ashland LLC., 4.750%, 08/15/22	92,560
	AT&T, Inc.,
10,000	4.350%, 06/15/45	9,855
29,000	4.750%, 05/15/46	30,506
7,000	5.150%, 03/15/42	7,612
45,000	5.650%, 02/15/47	53,287
112,000	Ball Corp., 4.000%, 11/15/23	112,840
18,000	Baxalta, Inc., 5.250%, 06/23/45	21,347
3,000	Becton, Dickinson and Co., 4.685%, 12/15/44	3,430
15,000	Biogen, Inc., 5.200%, 09/15/45	17,687
	CalAtlantic Group, Inc.,
80,000	5.375%, 10/01/22	83,400
50,000	5.875%, 11/15/24	53,500
15,000	CBS Corp., 4.600%, 01/15/45	15,430

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
	CCO Holdings LLC/CCO Holdings Capital Corp.,
38,000	5.750%, 01/15/24	40,375
280,000	6.625%, 01/31/22	293,300
51,000	CDW LLC/CDW Finance Corp., 5.000%, 09/01/23	52,658
73,000	Celanese US Holdings LLC, 4.625%, 11/15/22	80,017
25,000	Celgene Corp., 5.000%, 08/15/45	28,217
124,000	Centene Corp., 4.750%, 05/15/22	128,030
175,000	CenturyLink, Inc., Series T, 5.800%, 03/15/22	179,375
	CF Industries, Inc.,
12,000	4.950%, 06/01/43	11,259
24,000	5.375%, 03/15/44	23,748
84,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.484%, 10/23/45 (e)	101,807
26,000	Chesapeake Energy Corp., 8.000%, 12/15/22 (e)	26,325
84,000	Choice Hotels International, Inc., 5.750%, 07/01/22	91,980
	CHS/Community Health Systems, Inc.,
14,000	5.125%, 08/15/18	14,140
67,000	5.125%, 08/01/21	66,330
137,000	Cinemark USA, Inc., 5.125%, 12/15/22	140,425
292,000	CIT Group, Inc., 5.375%, 05/15/20	312,075
44,000	Clearwater Paper Corp., 4.500%, 02/01/23	44,055
109,000	CNH Industrial Capital LLC, 3.375%, 07/15/19	110,908
154,000	CNO Financial Group, Inc., 5.250%, 05/30/25	153,615
40,000	Comcast Corp., 3.400%, 07/15/46	38,899
79,000	Commercial Metals Co., 4.875%, 05/15/23	78,408
205,000	Concho Resources, Inc., 5.500%, 04/01/23	211,406
11,000	ConocoPhillips Co., 4.300%, 11/15/44	11,300
15,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/54	17,234
	Constellation Brands, Inc.,
165,000	4.250%, 05/01/23	174,694
28,000	4.750%, 12/01/25	30,313
134,000	6.000%, 05/01/22	153,932
	Continental Resources, Inc.,
123,000	5.000%, 09/15/22	122,692
6,000	7.125%, 04/01/21	6,180
234,000	Covanta Holding Corp., 6.375%, 10/01/22	242,190
97,000	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	101,001
70,000	Crown Castle International Corp., 5.250%, 01/15/23	79,264
	CSC Holdings LLC,
105,000	6.750%, 11/15/21	111,038
35,000	7.875%, 02/15/18	37,450
83,000	CST Brands, Inc., 5.000%, 05/01/23	87,254
12,000	CVS Health Corp., 5.125%, 07/20/45	14,631
5,000	DCP Midstream Operating LP, 4.950%, 04/01/22	5,094
16,000	Devon Energy Corp., 5.000%, 06/15/45	15,601
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
79,000	7.125%, 06/15/24 (e)	86,885
35,000	8.350%, 07/15/46 (e)	41,926
277,000	DISH DBS Corp., 6.750%, 06/01/21	298,467
3,000	Dominion Gas Holdings LLC, 4.600%, 12/15/44	3,239
25,000	Dominion Resources, Inc., 4.700%, 07/30/76	27,733
30,000	Duke Energy Corp., 3.750%, 09/01/46	29,173
112,000	DuPont Fabros Technology LP, 5.875%, 09/15/21	117,180
44,000	E*TRADE Financial Corp., 5.375%, 11/15/22	46,905
129,000	Embarq Corp., 7.995%, 06/01/36	130,545
210,000	Energy Transfer Equity LP, 5.875%, 01/15/24	217,875
	Energy Transfer Partners LP,
5,000	5.150%, 02/01/43	4,617
8,000	6.125%, 12/15/45	8,338
	Enterprise Products Operating LLC,
15,000	4.850%, 03/15/44	15,625
43,000	4.900%, 05/15/46	45,304
	Equinix, Inc.,
78,000	4.875%, 04/01/20	80,828
77,000	5.750%, 01/01/25	81,812
	Exelon Corp.,
35,000	4.450%, 04/15/46	37,695
6,000	5.100%, 06/15/45	6,978
	Express Scripts Holding Co.,
30,000	4.800%, 07/15/46	31,255
6,000	6.125%, 11/15/41	7,447
	FedEx Corp.,
40,000	4.550%, 04/01/46	44,571
5,000	4.750%, 11/15/45	5,706

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
105,000	Felcor Lodging LP, 5.625%, 03/01/23	107,888
94,000	Ford Motor Co., 4.750%, 01/15/43	97,987
	Freeport-McMoRan, Inc.,
30,000	3.100%, 03/15/20	28,875
85,000	3.875%, 03/15/23	76,925
77,000	4.000%, 11/14/21	72,861
100,000	5.450%, 03/15/43	81,000
324,000	Frontier Communications Corp., 8.500%, 04/15/20	350,325
62,000	FTI Consulting, Inc., 6.000%, 11/15/22	65,100
	General Motors Co.,
130,000	3.500%, 10/02/18	133,648
113,000	4.875%, 10/02/23	122,483
29,000	6.250%, 10/02/43	34,200
45,000	6.750%, 04/01/46	56,540
	Gilead Sciences, Inc.,
30,000	4.150%, 03/01/47	30,833
60,000	4.750%, 03/01/46	66,984
	GLP Capital LP/GLP Financing II, Inc.,
54,000	4.875%, 11/01/20	58,185
75,000	5.375%, 11/01/23	80,812
	Goodyear Tire & Rubber Co. (The),
21,000	5.000%, 05/31/26	21,551
108,000	7.000%, 05/15/22	114,210
74,000	Graphic Packaging International, Inc., 4.750%, 04/15/21	78,995
60,000	Halliburton Co., 5.000%, 11/15/45	65,649
3,000	Harris Corp., 5.054%, 04/27/45	3,444
	HCA, Inc.,
72,000	4.250%, 10/15/19	75,060
130,000	4.750%, 05/01/23	135,525
84,000	5.875%, 03/15/22	93,030
44,000	6.500%, 02/15/20	48,730
30,000	Hess Corp., 5.800%, 04/01/47	30,704
57,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	57,143
15,000	Indiana Michigan Power Co., Series K, 4.550%, 03/15/46	16,926
	Intel Corp.,
20,000	4.100%, 05/19/46	21,454
19,000	4.900%, 07/29/45	22,795
289,000	International Lease Finance Corp., 8.250%, 12/15/20	343,187
87,000	Iron Mountain, Inc., 5.750%, 08/15/24	89,392
5,000	ITC Holdings Corp., 5.300%, 07/01/43	5,940
8,000	Kinder Morgan, Inc., 5.050%, 02/15/46	7,635
5,000	Kohl’s Corp., 5.550%, 07/17/45	4,913
	Kraft Heinz Foods Co.,
15,000	4.375%, 06/01/46	15,911
59,000	5.200%, 07/15/45	69,946
15,000	Kroger Co. (The), 3.875%, 10/15/46	15,135
299,000	L Brands, Inc., 5.625%, 10/15/23	333,759
147,000	Lamar Media Corp., 5.875%, 02/01/22	153,064
	Lennar Corp.,
61,000	4.750%, 05/30/25	62,220
88,000	4.875%, 12/15/23	90,200
52,000	Series B, 12.250%, 06/01/17	55,445
32,000	Level 3 Communications, Inc., 5.750%, 12/01/22	33,440
	Level 3 Financing, Inc.,
134,000	5.375%, 08/15/22	140,030
166,000	5.375%, 05/01/25	173,055
113,000	LifePoint Health, Inc., 5.500%, 12/01/21	117,802
20,000	Markel Corp., 5.000%, 04/05/46	21,824
137,000	Masco Corp., 4.450%, 04/01/25	145,563
15,000	McDonald’s Corp., 4.875%, 12/09/45	17,453
86,000	Meritage Homes Corp., 7.000%, 04/01/22	95,890
	MGM Resorts International,
80,000	6.000%, 03/15/23	86,800
63,000	6.625%, 12/15/21	70,875
48,000	6.750%, 10/01/20	53,760
	Micron Technology, Inc.,
19,000	5.250%, 01/15/24 (e)	18,477
47,000	5.875%, 02/15/22	48,234
	Microsoft Corp.,
50,000	3.950%, 08/08/56	50,643
60,000	4.750%, 11/03/55	69,508
15,000	Molson Coors Brewing Co., 4.200%, 07/15/46	15,670
23,000	MPLX LP, 5.500%, 02/15/23	23,767
117,000	Navient Corp., 4.625%, 09/25/17	118,755
89,000	NCR Corp., 5.000%, 07/15/22	91,003
17,000	Netflix, Inc., 5.750%, 03/01/24	18,275
257,000	Newfield Exploration Co., 5.625%, 07/01/24	263,425
143,000	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/01/20	146,396
	Noble Energy, Inc.,
5,000	5.050%, 11/15/44	4,948
5,000	5.250%, 11/15/43	5,092
83,000	NRG Energy, Inc., 6.625%, 03/15/23	83,830

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
166,000	NRG Yield Operating LLC, 5.375%, 08/15/24	170,565
	Nucor Corp.,
2,000	5.200%, 08/01/43	2,286
15,000	6.400%, 12/01/37	18,862
5,000	Oglethorpe Power Corp., 4.250%, 04/01/46	5,293
8,000	ONEOK Partners LP, 6.200%, 09/15/43	8,857
	Oracle Corp.,
50,000	4.000%, 07/15/46	51,804
45,000	4.375%, 05/15/55	47,943
71,000	Oshkosh Corp., 5.375%, 03/01/22	74,728
5,000	Philip Morris International, Inc., 4.875%, 11/15/43	6,037
59,000	Phillips 66, 4.875%, 11/15/44	65,702
	Plains All American Pipeline LP/PAA Finance Corp.,
3,000	4.700%, 06/15/44	2,644
3,000	4.900%, 02/15/45	2,755
136,000	PolyOne Corp., 5.250%, 03/15/23	140,776
	Prudential Financial, Inc.,
29,000	VAR, 5.375%, 05/15/45	30,232
130,000	VAR, 5.625%, 06/15/43	140,244
116,000	PVH Corp., 4.500%, 12/15/22	120,930
109,000	QEP Resources, Inc., 6.875%, 03/01/21	113,905
51,000	QUALCOMM, Inc., 4.800%, 05/20/45	55,814
69,000	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	68,482
105,000	Range Resources Corp., 5.000%, 03/15/23 (e)	102,637
147,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 03/01/22	162,047
26,000	Reynolds American, Inc., 5.850%, 08/15/45	33,749
134,000	Sabine Pass Liquefaction LLC, 5.625%, 03/01/25	144,050
116,000	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	120,930
172,000	Service Corp. International, 5.375%, 05/15/24	182,320
40,000	SESI LLC, 7.125%, 12/15/21	39,000
40,000	Southern Co. (The), 4.400%, 07/01/46	43,272
	Southern Power Co.,
2,000	5.150%, 09/15/41	2,171
2,000	5.250%, 07/15/43	2,185
100,000	Sprint Communications, Inc., 6.000%, 11/15/22	93,625
	Steel Dynamics, Inc.,
73,000	5.250%, 04/15/23	75,737
71,000	6.375%, 08/15/22	74,728
10,000	Stryker Corp., 4.625%, 03/15/46	11,228
	Sunoco Logistics Partners Operations LP,
12,000	5.300%, 04/01/44	12,204
30,000	5.350%, 05/15/45	30,719
20,000	Sysco Corp., 4.500%, 04/01/46	21,736
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
19,000	4.250%, 11/15/23	18,359
45,000	5.125%, 02/01/25 (e)	45,056
44,000	5.250%, 05/01/23	44,550
15,000	5.375%, 02/01/27 (e)	15,094
138,000	TEGNA, Inc., 5.125%, 07/15/20	142,485
	Teleflex, Inc.,
15,000	4.875%, 06/01/26	15,525
98,000	5.250%, 06/15/24	102,165
	Tenet Healthcare Corp.,
206,000	4.500%, 04/01/21	207,288
113,000	6.000%, 10/01/20	119,497
83,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	86,735
	Time Warner, Inc.,
5,000	4.650%, 06/01/44	5,427
44,000	4.850%, 07/15/45	49,308
210,000	T-Mobile USA, Inc., 6.375%, 03/01/25	228,375
171,000	Toll Brothers Finance Corp., 5.875%, 02/15/22	188,100
	TransDigm, Inc.,
14,000	6.000%, 07/15/22	14,770
12,000	6.500%, 07/15/24	12,630
10,000	Tri-State Generation & Transmission Association, Inc., 4.250%, 06/01/46 (e)	10,660
	United Rentals North America, Inc.,
83,000	4.625%, 07/15/23	85,075
105,000	6.125%, 06/15/23	110,250
81,000	VeriSign, Inc., 4.625%, 05/01/23	82,114
	Verizon Communications, Inc.,
10,000	4.125%, 08/15/46	10,029
35,000	4.522%, 09/15/48	37,105
59,000	4.862%, 08/21/46	66,252
2,000	Viacom, Inc., 4.375%, 03/15/43	1,844
	Voya Financial, Inc.,
20,000	4.800%, 06/15/46	19,828
50,000	VAR, 5.650%, 05/15/53	50,000

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — continued
	United States — continued
51,000	Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	56,357
86,000	Williams Cos., Inc. (The), 4.550%, 06/24/24	87,681
296,000	Williams Partners LP/ACMP Finance Corp., 6.125%, 07/15/22	307,319
63,000	WPX Energy, Inc., 6.000%, 01/15/22	62,213
75,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.375%, 03/15/22	77,719

		18,287,071

	Total Corporate Bonds (Cost $19,448,546)	20,246,443

SHARES
Investment Companies — 13.6% (b)
276,501	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	2,328,134
79,307	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	1,795,517
159,306	JPMorgan Equity Income Fund, Class R6 Shares	2,297,195

	Total Investment Companies (Cost $6,147,553)	6,420,846

PRINCIPAL AMOUNT ($)
Preferred Securities — 6.8% (x)
	United States — 6.8%
	American Express Co.,
70,000	Series C, VAR, 4.900%, 03/15/20	69,038
	Bank of America Corp.,
70,000	Series V, VAR, 5.125%, 06/17/19	68,775
115,000	Series AA, VAR, 6.100%, 03/17/25	119,744
25,000	Series DD, VAR, 6.300%, 03/10/26	27,156
60,000	Series Z, VAR, 6.500%, 10/23/24	64,988
50,000	Series K, VAR, 8.000%, 01/30/18	51,000
	Bank of New York Mellon Corp. (The),
65,000	Series D, VAR, 4.500%, 06/20/23	63,700
150,000	Series E, VAR, 4.950%, 06/20/20	153,014
200,000	Capital One Financial Corp., Series E, VAR, 5.550%, 06/01/20	203,500
	Citigroup, Inc.,
190,000	Series M, VAR, 6.300%, 05/15/24	194,750
35,000	Series O, VAR, 5.875%, 03/27/20	35,350
20,000	Series P, VAR, 5.950%, 05/15/25	20,402
80,000	Series R, VAR, 6.125%, 11/15/20	83,200
25,000	Series T, VAR, 6.250%, 08/15/26	26,930
	Fifth Third Bancorp,
40,000	Series J, VAR, 4.900%, 09/30/19	38,760
100,000	VAR, 5.100%, 06/30/23	96,250
227,000	General Electric Co., Series D, VAR, 5.000%, 01/21/21	241,392
	Goldman Sachs Group, Inc. (The),
100,000	Series L, VAR, 5.700%, 05/10/19	101,375
250,000	Series M, VAR, 5.375%, 05/10/20	251,243
30,000	Series O, VAR, 5.300%, 11/10/26	30,750
	MetLife, Inc.,
135,000	Series C, VAR, 5.250%, 06/15/20	135,675
	Morgan Stanley,
250,000	Series H, VAR, 5.450%, 07/15/19	250,835
90,000	Series J, VAR, 5.550%, 07/15/20	91,912
	PNC Financial Services Group, Inc. (The),
100,000	Series R, VAR, 4.850%, 06/01/23	99,740
80,000	VAR, 6.750%, 08/01/21	89,600
200,000	State Street Corp., Series F, VAR, 5.250%, 09/15/20	210,500
50,000	SunTrust Banks, Inc., VAR, 5.625%, 12/15/19	51,687
65,000	U.S. Bancorp, Series I, VAR, 5.125%, 01/15/21	68,461
	Wells Fargo & Co.,
125,000	Series K, VAR, 7.980%, 03/15/18	130,637
140,000	Series S, VAR, 5.900%, 06/15/24	145,075

	Total Preferred Securities (Cost $3,093,494)	3,215,439

SHARES
Preferred Stocks — 0.5%
	United States — 0.5%
2,000	BB&T Corp., Series G, 5.200%, 06/01/18 ($25 par value) @	52,200
5,000	Dominion Resources, Inc., Series A, 5.250%, 07/30/76 ($25 par value)	127,300
1,000	Southern Co. (The), 5.250%, 10/01/76 ($25 par value)	25,290
1,000	State Street Corp., Series G, VAR, 5.350%, 03/15/26 ($25 par value) @	26,810

	Total Preferred Stocks (Cost $220,513)	231,600

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.4%
210,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $209,888)	210,123

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 2.7%
	Investment Company — 2.7%
1,261,734	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $1,261,734)	1,261,734

	Total Investments — 98.8% (Cost $44,959,307)	46,787,962
	Other Assets in Excess of Liabilities — 1.2%	570,827

	NET ASSETS — 100.0%	$47,358,789

Percentages indicated are based on net assets.

Summary of Investments by Industry, September 30, 2016

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Investment Companies	13.7%
Equity Real Estate Investment Trusts (REITs)	8.1
Oil, Gas & Consumable Fuels	6.7
Banks	6.1
Asset-Backed Securities	4.7
Diversified Telecommunication Services	4.2
Media	4.1
Non-Agency CMO	3.9
Capital Markets	3.3
Insurance	2.9
Metals & Mining	2.9
Health Care Providers & Services	2.6
Pharmaceuticals	2.0
Consumer Finance	1.7
Trading Companies & Distributors	1.6
Household Durables	1.6
Specialty Retail	1.6
Automobiles	1.4
Independent Power & Renewable Electricity Producers	1.4
Hotels, Restaurants & Leisure	1.4
Commercial Services & Supplies	1.3
Beverages	1.2
Gas Utilities	1.2
Chemicals	1.1
Software	1.0
Wireless Telecommunication Services	1.0
Electric Utilities	1.0
Others (each less than 1.0%)	13.6
Short-Term Investments	2.7

JPMorgan Insurance Trust Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(10)	GBP FX	12/19/16	USD	$(812,312)	$22,356
(8)	Euro FX	12/19/16	USD	(1,127,700)	891
(33)	5 Year U.S. Treasury Note	12/30/16	USD	(4,010,016)	(1,100)

					$22,147

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of September 30, 2016.
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
GBP	—	British Pound
REIT	—	Real Estate Investment Trust.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2016.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2016.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of September 30, 2016.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,079,706
Aggregate gross unrealized depreciation	(251,051)

Net unrealized appreciation/depreciation	$1,828,655

Federal income tax cost of investments	$44,959,307

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at September 30, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Insurance Trust Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
United States	$—	$570,462	$1,606,918	$2,177,380
Collateralized Mortgage Obligations
Non-Agency CMO	—	1,806,788	—	1,806,788
Commercial Mortgage-Backed Securities
United States	—	69,746	—	69,746
Common Stocks
Australia	—	299,691	—	299,691
Belgium	—	152,294	—	152,294
Canada	132,561	—	—	132,561
Czech Republic	77,095	—	—	77,095
Denmark	—	144,455	—	144,455
Finland	—	272,812	—	272,812
France	—	773,834	—	773,834
Germany	2,622	502,949	—	505,571
Hong Kong	—	53,511	—	53,511
Ireland	126,813	19,562	—	146,375
Italy	—	185,603	—	185,603
Japan	—	424,824	—	424,824
Luxembourg	—	14,455	—	14,455
Netherlands	52,692	399,794	—	452,486
Norway	—	107,359	—	107,359
Portugal	—	34,826	—	34,826
Singapore	—	11,419	—	11,419
South Africa	—	15,148	—	15,148
Spain	—	265,840	—	265,840
Sweden	—	37,957	—	37,957
Switzerland	—	243,636	—	243,636
United Kingdom	—	1,803,628	—	1,803,628
United States	4,992,483	—	—	4,992,483

Total Common Stocks	5,384,266	5,763,597	—	11,147,863

Corporate Bonds
Australia	—	47,401	—	47,401
Bermuda	—	308,593	—	308,593
Canada	—	470,465	—	470,465
Cayman Islands	—	32,093	—	32,093
Finland	—	50,995	—	50,995
Liberia	—	56,550	—	56,550
Luxembourg	—	329,228	—	329,228
Netherlands	—	186,264	—	186,264
Singapore	—	56,120	—	56,120
United Kingdom	—	421,663	—	421,663
United States	—	18,287,071	—	18,287,071

Total Corporate Bonds	—	20,246,443	—	20,246,443

Investment Companies
United States	6,420,846	—	—	6,420,846
Preferred Securities
United States	—	3,215,439	—	3,215,439
Preferred Stocks
United States	231,600	—	—	231,600
U.S. Treasure Obligations
United States	—	210,123	—	210,123

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investment
Investment Company	1,261,734	—	—	1,261,734

Total Investments in Securities	13,298,446	31,882,598	1,606,918	46,787,962

Appreciation in Other Financial Instruments
Futures Contracts	23,247	—	—	23,247

Depreciation in Other Financial Instruments
Futures Contracts	(1,100)	—	—	(1,100)

There were no significant transfers between levels 1 and 2 during the period ended September 30, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value.

	Balance as of December 31, 2015	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2016
Investments in Securities
Asset-Backed Securities	$1,076,653	$(1,263)	$21,783	$3,511	$634,219	$(371,746)	$373,264	$(129,503)	$1,606,918

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers between level 2 to level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2016, which were valued using significant unobservable inputs (level 3), amounted to $21,375.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at September 30, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,606,918	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 8.00% (3.61%)
			Constant Default Rate	3.00% - 7.85% (5.02%)
			Yield (Discount Rate of Cash Flows)	2.52% - 6.85% (3.74%)

Asset-Backed Securities	1,606,918

Total	$1,606,918

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.0%
	Consumer Discretionary — 13.6%
	Diversified Consumer Services — 0.1%
100	Graham Holdings Co., Class B	48,137

	Hotels, Restaurants & Leisure — 2.8%
400	Brinker International, Inc.	20,172
1,075	Darden Restaurants, Inc.	65,919
36,375	International Game Technology plc	886,823
1,850	Vail Resorts, Inc.	290,228

		1,263,142

	Household Durables — 1.5%
22,175	D.R. Horton, Inc.	669,685

	Internet & Direct Marketing Retail — 1.2%
7,225	Groupon, Inc. (a)	37,209
25,650	Liberty Interactive Corp. QVC Group, Class A (a)	513,256

		550,465

	Leisure Products — 2.2%
2,200	Hasbro, Inc.	174,526
23,080	Mattel, Inc.	698,862
3,000	Vista Outdoor, Inc. (a)	119,580

		992,968

	Media — 0.4%
1,525	Discovery Communications, Inc., Class C (a)	40,123
5,775	Interpublic Group of Cos., Inc. (The)	129,071

		169,194

	Multiline Retail — 0.6%
550	Dollar Tree, Inc. (a)	43,412
5,450	Macy’s, Inc.	201,922

		245,334

	Specialty Retail — 2.9%
16,475	Best Buy Co., Inc.	629,015
10,375	Michaels Cos., Inc. (The) (a)	250,764
200	Murphy USA, Inc. (a)	14,272
11,350	Urban Outfitters, Inc. (a)	391,802

		1,285,853

	Textiles, Apparel & Luxury Goods — 1.9%
7,525	PVH Corp.	831,513

	Total Consumer Discretionary	6,056,291

	Consumer Staples — 6.9%
	Food & Staples Retailing — 1.4%
7,125	Rite Aid Corp. (a)	54,791
9,875	Sysco Corp.	483,974
3,650	US Foods Holding Corp. (a)	86,176

		624,941

	Food Products — 5.0%
6,250	Ingredion, Inc.	831,625
20,700	Pilgrim’s Pride Corp.	437,184
12,950	Tyson Foods, Inc., Class A	966,977

		2,235,786

	Personal Products — 0.5%
3,150	Herbalife Ltd. (a)	195,269
200	Nu Skin Enterprises, Inc., Class A	12,956

		208,225

	Total Consumer Staples	3,068,952

	Energy — 6.8%
	Energy Equipment & Services — 1.2%
376	Baker Hughes, Inc.	18,977
12,525	Ensco plc, (United Kingdom), Class A	106,462
12,950	Nabors Industries Ltd.	157,472
3,000	Rowan Cos. plc, Class A	45,480
11,400	Superior Energy Services, Inc.	204,060

		532,451

	Oil, Gas & Consumable Fuels — 5.6%
1,775	Cimarex Energy Co.	238,507
4,150	Devon Energy Corp.	183,057
2,850	EQT Corp.	206,967
1,300	Gulfport Energy Corp. (a)	36,725
24,125	Marathon Oil Corp.	381,416
2,225	Marathon Petroleum Corp.	90,313
2,450	Murphy Oil Corp.	74,480
365	Noble Energy, Inc.	13,045
1,225	ONEOK, Inc.	62,953
2,975	PBF Energy, Inc., Class A	67,354
16,750	QEP Resources, Inc.	327,127
2,675	Tesoro Corp.	212,823
1,525	Valero Energy Corp.	80,825
8,500	World Fuel Services Corp.	393,210
8,675	WPX Energy, Inc. (a)	114,423

		2,483,225

	Total Energy	3,015,676

	Financials — 9.9%
	Banks — 2.7%
1,825	Citizens Financial Group, Inc.	45,096
2,775	East West Bancorp, Inc.	101,870
1,225	Fifth Third Bancorp	25,063
17,000	Popular, Inc., (Puerto Rico)	649,740
15,050	Regions Financial Corp.	148,543
575	Signature Bank (a)	68,109
1,075	SVB Financial Group (a)	118,831
1,450	Zions Bancorporation	44,979

		1,202,231

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — 1.2%
475	Intercontinental Exchange, Inc.	127,946
875	Lazard Ltd., (Bermuda), Class A	31,815
3,525	MSCI, Inc.	295,888
700	Nasdaq, Inc.	47,278
475	Raymond James Financial, Inc.	27,650

		530,577

	Consumer Finance — 1.8%
6,825	Discover Financial Services	385,954
15,350	Synchrony Financial	429,800

		815,754

	Insurance — 4.1%
3,150	Allied World Assurance Co. Holdings AG, (Switzerland)	127,323
3,225	American Financial Group, Inc.	241,875
200	American National Insurance Co.	24,392
1,000	Aon plc, (United Kingdom)	112,490
750	Arch Capital Group Ltd., (Bermuda) (a)	59,445
1,550	Aspen Insurance Holdings Ltd., (Bermuda)	72,214
1,550	Assurant, Inc.	142,988
2,300	Assured Guaranty Ltd., (Bermuda)	63,825
925	Endurance Specialty Holdings Ltd., (Bermuda)	60,541
350	Everest Re Group Ltd., (Bermuda)	66,490
725	First American Financial Corp.	28,478
647	FNF Group	23,881
3,350	Hanover Insurance Group, Inc. (The)	252,657
2,100	Hartford Financial Services Group, Inc. (The)	89,922
1,425	Lincoln National Corp.	66,946
1,900	Principal Financial Group, Inc.	97,869
975	Torchmark Corp.	62,293
4,400	Unum Group	155,364
1,475	Validus Holdings Ltd., (Bermuda)	73,485

		1,822,478

	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
1,075	Annaly Capital Management, Inc.	11,287
525	Chimera Investment Corp.	8,374

		19,661

	Total Financials	4,390,701

	Health Care — 10.5%
	Biotechnology — 1.5%
1,225	ACADIA Pharmaceuticals, Inc. (a)	38,967
1,825	Alkermes plc, (Ireland) (a)	85,830
975	Alnylam Pharmaceuticals, Inc. (a)	66,086
1,500	BioMarin Pharmaceutical, Inc. (a)	138,780
1,825	Incyte Corp. (a)	172,079
400	Intercept Pharmaceuticals, Inc. (a)	65,836
800	Neurocrine Biosciences, Inc. (a)	40,512
800	Seattle Genetics, Inc. (a)	43,208

		651,298

	Health Care Equipment & Supplies — 4.2%
250	C.R. Bard, Inc.	56,070
6,250	Hill-Rom Holdings, Inc.	387,375
14,050	Hologic, Inc. (a)	545,562
1,650	St. Jude Medical, Inc.	131,604
5,925	Zimmer Biomet Holdings, Inc.	770,368

		1,890,979

	Health Care Providers & Services — 3.5%
8,550	AmerisourceBergen Corp.	690,669
3,379	Centene Corp. (a)	226,258
425	Cigna Corp.	55,386
150	Humana, Inc.	26,533
3,800	Premier, Inc., Class A (a)	122,892
16,800	Tenet Healthcare Corp. (a)	380,688
525	WellCare Health Plans, Inc. (a)	61,472

		1,563,898

	Life Sciences Tools & Services — 0.1%
2,200	VWR Corp. (a)	62,392

	Pharmaceuticals — 1.2%
7,650	Endo International plc, (Ireland) (a)	154,148
2,850	Mallinckrodt plc (a)	198,873
1,825	Perrigo Co. plc, (Ireland)	168,502

		521,523

	Total Health Care	4,690,090

	Industrials — 10.5%
	Aerospace & Defense — 3.0%
4,275	BWX Technologies, Inc.	164,032
5,066	Huntington Ingalls Industries, Inc.	777,226
1,375	L-3 Communications Holdings, Inc.	207,254
150	Northrop Grumman Corp.	32,092
3,475	Spirit AeroSystems Holdings, Inc., Class A (a)	154,776

		1,335,380

	Airlines — 0.6%
15,025	JetBlue Airways Corp. (a)	259,031

	Commercial Services & Supplies — 1.4%
13,800	KAR Auction Services, Inc.	595,608
1,350	R.R. Donnelley & Sons Co.	21,222

		616,830

	Construction & Engineering — 2.3%
23,500	AECOM (a)	698,655
1,475	Fluor Corp.	75,697
3,775	Jacobs Engineering Group, Inc. (a)	195,243

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Construction & Engineering — continued
2,700	KBR, Inc.	40,851

		1,010,446

	Electrical Equipment — 0.5%
3,550	Regal Beloit Corp.	211,190

	Machinery — 2.1%
6,750	Crane Co.	425,317
2,050	Ingersoll-Rand plc	139,277
3,120	Parker-Hannifin Corp.	391,654

		956,248

	Professional Services — 0.5%
6,325	TransUnion (a)	218,212

	Road & Rail — 0.1%
825	Landstar System, Inc.	56,166

	Total Industrials	4,663,503

	Information Technology — 16.8%
	Communications Equipment — 1.2%
13,775	ARRIS International plc (a)	390,246
1,000	F5 Networks, Inc. (a)	124,640

		514,886

	Electronic Equipment, Instruments & Components — 0.7%
375	Arrow Electronics, Inc. (a)	23,989
3,425	Avnet, Inc.	140,631
6,650	Fitbit, Inc., Class A (a)	98,686
975	Ingram Micro, Inc., Class A	34,768

		298,074

	Internet Software & Services — 1.7%
8,400	IAC/InterActive Corp.	524,748
5,875	Yelp, Inc. (a)	244,987

		769,735

	IT Services — 4.2%
8,275	Computer Sciences Corp.	432,038
9,600	CoreLogic, Inc. (a)	376,512
1,375	Leidos Holdings, Inc.	59,510
1,925	Teradata Corp. (a)	59,675
3,725	Total System Services, Inc.	175,634
11,450	Vantiv, Inc., Class A (a)	644,291
11,100	Xerox Corp.	112,443

		1,860,103

	Semiconductors & Semiconductor Equipment — 3.8%
17,150	Applied Materials, Inc.	517,073
1,125	Lam Research Corp.	106,549
64,450	Marvell Technology Group Ltd., (Bermuda)	855,251
3,800	ON Semiconductor Corp. (a)	46,816
2,000	Skyworks Solutions, Inc.	152,280

		1,677,969

	Software — 3.2%
3,300	Activision Blizzard, Inc.	146,190
11,225	CA, Inc.	371,323
22,200	Cadence Design Systems, Inc. (a)	566,766
4,225	Citrix Systems, Inc. (a)	360,054

		1,444,333

	Technology Hardware, Storage & Peripherals — 2.0%
12,975	NCR Corp. (a)	417,665
7,950	Western Digital Corp.	464,837

		882,502

	Total Information Technology	7,447,602

	Materials — 5.8%
	Chemicals — 1.7%
14,050	Cabot Corp.	736,361
575	Huntsman Corp.	9,355

		745,716

	Containers & Packaging — 2.5%
2,400	Avery Dennison Corp.	186,696
10,675	Berry Plastics Group, Inc. (a)	468,099
3,675	Crown Holdings, Inc. (a)	209,806
4,175	International Paper Co.	200,316
1,400	Sealed Air Corp.	64,148

		1,129,065

	Metals & Mining — 1.6%
1,000	Newmont Mining Corp.	39,290
375	Nucor Corp.	18,544
2,950	Reliance Steel & Aluminum Co.	212,488
16,900	Steel Dynamics, Inc.	422,331

		692,653

	Total Materials	2,567,434

	Real Estate — 10.4%
	Equity Real Estate Investment Trusts (REITs) — 10.4%
2,850	American Campus Communities, Inc.	144,979
13,250	American Homes 4 Rent, Class A	286,730
2,575	Apartment Investment & Management Co., Class A	118,218
400	Boston Properties, Inc.	54,516
12,475	Brandywine Realty Trust	194,859
5,750	Brixmor Property Group, Inc.	159,793
8,025	Corporate Office Properties Trust	227,509
875	Crown Castle International Corp.	82,434
3,775	CyrusOne, Inc.	179,577
2,050	DDR Corp.	35,731
525	Digital Realty Trust, Inc.	50,988
1,425	Douglas Emmett, Inc.	52,198
2,771	Equinix, Inc.	998,253
13,400	Equity Commonwealth (a)	404,948
2,125	Equity LifeStyle Properties, Inc.	164,007

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
2,025	Liberty Property Trust	81,709
675	Mid-America Apartment Communities, Inc.	63,443
2,550	Post Properties, Inc.	168,631
1,075	Regency Centers Corp.	83,302
6,775	Retail Properties of America, Inc., Class A	113,820
4,275	Senior Housing Properties Trust	97,085
150	SL Green Realty Corp.	16,215
6,725	Spirit Realty Capital, Inc.	89,644
1,225	Taubman Centers, Inc.	91,152
147	Ventas, Inc.	10,383
1,950	Vornado Realty Trust	197,360
650	Welltower, Inc.	48,601
8,950	Weyerhaeuser Co.	285,863
1,600	WP Carey, Inc.	103,248

	Total Real Estate	4,605,196

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.6%
9,125	CenturyLink, Inc.	250,299

	Wireless Telecommunication Services — 0.1%
7,625	Sprint Corp. (a)	50,554

	Total Telecommunication Services	300,853

	Utilities — 6.1%
	Electric Utilities — 1.9%
3,350	Alliant Energy Corp.	128,338
5,050	Edison International	364,863
3,400	Entergy Corp.	260,882
2,900	Great Plains Energy, Inc.	79,141
350	Pinnacle West Capital Corp.	26,596

		859,820

	Gas Utilities — 1.1%
10,537	UGI Corp.	476,694

	Independent Power & Renewable Electricity Producers — 0.3%
10,475	AES Corp.	134,604

	Multi-Utilities — 2.8%
2,075	Ameren Corp.	102,049
5,380	CenterPoint Energy, Inc.	124,977
5,050	CMS Energy Corp.	212,151
1,550	Consolidated Edison, Inc.	116,715
2,700	DTE Energy Co.	252,909
4,050	Public Service Enterprise Group, Inc.	169,573
2,475	Sempra Energy	265,295

		1,243,669

	Total Utilities	2,714,787

	Total Common Stocks (Cost $36,697,847)	43,521,085

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
6,425	Safeway, Inc., PDC CVR, expiring 01/30/17 (a)	321

6,425	Safeway, Inc., PDC CVR, expiring 01/30/18 (a)	418

	Total Rights (Cost $–)	739

SHARES
Short-Term Investment — 2.4%
	Investment Company — 2.4%
1,055,690	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (Cost $1,055,690) (b) (l)	1,055,690

	Total Investments — 100.4% (Cost $37,753,537)	44,577,514
	Liabilities in Excess of Other Assets — (0.4)%	(172,934)

	NET ASSETS — 100.0%	$44,404,580

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
6	S&P MidCap 400	12/16/16	USD	$929,760	$15,368

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

CVR	—	Contingent Value Rights
PDC	—	Property Development Center
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,416,696
Aggregate gross unrealized depreciation	(1,592,719)

Net unrealized appreciation/depreciation	$6,823,977

Federal income tax cost of investments	$37,753,537

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$44,576,775	$—	$739	$44,577,514

Appreciation in Other Financial Instruments	$15,368	$—	$—	$15,368

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of rights. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.0%
	Consumer Discretionary — 18.5%
	Auto Components — 0.7%
94,520	BorgWarner, Inc.	3,325,214

	Distributors — 0.9%
47,829	Genuine Parts Co.	4,804,423

	Hotels, Restaurants & Leisure — 1.5%
240,580	Hilton Worldwide Holdings, Inc.	5,516,499
31,656	Marriott International, Inc., Class A	2,131,399

		7,647,898

	Household Durables — 3.4%
47,360	Mohawk Industries, Inc. (a)	9,488,102
143,539	Newell Brands, Inc.	7,558,764

		17,046,866

	Internet & Direct Marketing Retail — 1.4%
59,720	Expedia, Inc.	6,970,518

	Media — 2.4%
65,292	CBS Corp. (Non-Voting), Class B	3,574,084
94,810	DISH Network Corp., Class A (a)	5,193,692
124,975	TEGNA, Inc.	2,731,953
46,860	Time, Inc.	678,533

		12,178,262

	Multiline Retail — 2.2%
148,200	Kohl’s Corp.	6,483,750
93,920	Nordstrom, Inc.	4,872,570

		11,356,320

	Specialty Retail — 4.5%
6,348	AutoZone, Inc. (a)	4,877,422
98,460	Bed Bath & Beyond, Inc.	4,244,611
106,420	Best Buy Co., Inc.	4,063,116
191,560	Gap, Inc. (The)	4,260,294
72,540	Tiffany & Co.	5,268,580

		22,714,023

	Textiles, Apparel & Luxury Goods — 1.5%
47,640	PVH Corp.	5,264,220
40,130	V.F. Corp.	2,249,287

		7,513,507

	Total Consumer Discretionary	93,557,031

	Consumer Staples — 6.3%
	Beverages — 2.1%
27,780	Constellation Brands, Inc., Class A	4,625,092
65,121	Dr. Pepper Snapple Group, Inc.	5,946,199

		10,571,291

	Food & Staples Retailing — 1.4%
195,604	Kroger Co. (The)	5,805,527
186,260	Rite Aid Corp. (a)	1,432,339

		7,237,866

	Food Products — 0.7%
39,020	TreeHouse Foods, Inc. (a)	3,402,154

	Household Products — 0.5%
50,890	Energizer Holdings, Inc.	2,542,464

	Personal Products — 1.6%
145,220	Coty, Inc., Class A (a)	3,412,670
56,810	Edgewell Personal Care Co. (a)	4,517,531

		7,930,201

	Total Consumer Staples	31,683,976

	Energy — 5.6%
	Oil, Gas & Consumable Fuels — 5.6%
198,063	Energen Corp.	11,432,197
143,760	EQT Corp.	10,439,851
171,150	PBF Energy, Inc., Class A	3,874,836
200,150	Southwestern Energy Co. (a)	2,770,076

	Total Energy	28,516,960

	Financials — 20.0%
	Banks — 6.8%
157,080	Citizens Financial Group, Inc.	3,881,447
332,580	Fifth Third Bancorp	6,804,587
55,760	First Republic Bank	4,299,653
245,170	Huntington Bancshares, Inc.	2,417,376
87,565	Investors Bancorp, Inc.	1,051,656
62,168	M&T Bank Corp.	7,217,705
159,280	SunTrust Banks, Inc.	6,976,464
49,660	Zions Bancorporation	1,540,453

		34,189,341

	Capital Markets — 4.4%
29,470	Ameriprise Financial, Inc.	2,940,222
163,060	Invesco Ltd.	5,098,886
38,710	Legg Mason, Inc.	1,296,011
64,110	Northern Trust Corp.	4,358,839
70,470	Raymond James Financial, Inc.	4,102,058
66,670	T. Rowe Price Group, Inc.	4,433,555

		22,229,571

	Consumer Finance — 0.6%
170,690	Ally Financial, Inc.	3,323,334

	Insurance — 8.2%
4,968	Alleghany Corp. (a)	2,608,299
19,973	Chubb Ltd., (Switzerland)	2,509,608
138,770	Hartford Financial Services Group, Inc. (The)	5,942,131
208,980	Loews Corp.	8,599,527
104,150	Marsh & McLennan Cos., Inc.	7,004,088
72,860	Progressive Corp. (The)	2,295,090
142,470	Unum Group	5,030,616
34,530	W.R. Berkley Corp.	1,994,453

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
157,480	XL Group Ltd., (Bermuda)	5,296,052

		41,279,864

	Total Financials	101,022,110

	Health Care — 4.5%
	Health Care Providers & Services — 4.5%
67,640	AmerisourceBergen Corp.	5,463,959
30,620	Cigna Corp.	3,990,398
26,210	Henry Schein, Inc. (a)	4,271,706
27,040	Humana, Inc.	4,783,106
32,651	Universal Health Services, Inc., Class B	4,023,256

	Total Health Care	22,532,425

	Industrials — 8.8%
	Building Products — 1.0%
83,500	Fortune Brands Home & Security, Inc.	4,851,350

	Electrical Equipment — 2.9%
110,140	AMETEK, Inc.	5,262,489
51,200	Hubbell, Inc.	5,516,288
62,410	Regal Beloit Corp.	3,712,771

		14,491,548

	Industrial Conglomerates — 1.1%
55,280	Carlisle Cos., Inc.	5,670,070

	Machinery — 2.8%
61,920	IDEX Corp.	5,793,854
153,260	Rexnord Corp. (a)	3,281,297
34,250	Snap-on, Inc.	5,204,630

		14,279,781

	Trading Companies & Distributors — 1.0%
72,790	MSC Industrial Direct Co., Inc., Class A	5,343,514

	Total Industrials	44,636,263

	Information Technology — 9.4%
	Communications Equipment — 0.8%
129,320	CommScope Holding Co., Inc. (a)	3,893,825

	Electronic Equipment, Instruments & Components — 4.1%
90,830	Amphenol Corp., Class A	5,896,684
107,400	Arrow Electronics, Inc. (a)	6,870,378
86,040	CDW Corp.	3,934,609
134,920	Keysight Technologies, Inc. (a)	4,275,615

		20,977,286

	Internet Software & Services — 0.4%
101,860	Match Group, Inc. (a)	1,812,089

	IT Services — 1.2%
72,770	Jack Henry & Associates, Inc.	6,225,473

	Semiconductors & Semiconductor Equipment — 1.3%
48,700	Analog Devices, Inc.	3,138,715
49,760	KLA-Tencor Corp.	3,468,770

		6,607,485

	Software — 1.6%
132,800	Synopsys, Inc. (a)	7,881,680

	Total Information Technology	47,397,838

	Materials — 4.3%
	Chemicals — 0.6%
11,800	Sherwin-Williams Co. (The)	3,264,588

	Containers & Packaging — 3.7%
69,980	Ball Corp.	5,734,861
99,760	Silgan Holdings, Inc.	5,046,858
158,680	WestRock Co.	7,692,807

		18,474,526

	Total Materials	21,739,114

	Real Estate — 9.6%
	Equity Real Estate Investment Trusts (REITs) — 9.6%
55,620	American Campus Communities, Inc.	2,829,389
108,280	American Homes 4 Rent, Class A	2,343,179
26,530	AvalonBay Communities, Inc.	4,718,095
34,690	Boston Properties, Inc.	4,727,900
153,510	Brixmor Property Group, Inc.	4,266,043
11,440	Essex Property Trust, Inc.	2,547,688
63,780	General Growth Properties, Inc.	1,760,328
37,200	HCP, Inc.	1,411,740
165,650	Kimco Realty Corp.	4,795,567
123,187	Outfront Media, Inc.	2,913,373
116,065	Rayonier, Inc.	3,080,365
38,430	Regency Centers Corp.	2,977,941
51,624	Vornado Realty Trust	5,224,865
104,790	Weyerhaeuser Co.	3,346,993
20,900	WP Carey, Inc.	1,348,677

	Total Real Estate	48,292,143

	Utilities — 9.0%
	Electric Utilities — 3.4%
86,980	Edison International	6,284,305
77,990	Westar Energy, Inc.	4,425,932
159,140	Xcel Energy, Inc.	6,547,020

		17,257,257

	Gas Utilities — 0.9%
86,950	National Fuel Gas Co.	4,701,387

	Multi-Utilities — 4.7%
266,230	CenterPoint Energy, Inc.	6,184,523
142,510	CMS Energy Corp.	5,986,845
55,530	Sempra Energy	5,952,261
91,040	WEC Energy Group, Inc.	5,451,475

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Multi-Utilities — continued

		23,575,104

	Total Utilities	45,533,748

	Total Common Stocks (Cost $342,606,822)	484,911,608

Short-Term Investment — 3.2%
	Investment Company — 3.2%
16,000,067	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $16,000,067)	16,000,067

	Total Investments — 99.2% (Cost $358,606,889)	500,911,675
	Other Assets in Excess of Liabilities — 0.8%	3,906,161

	NET ASSETS — 100.0%	$504,817,836

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$150,332,996
Aggregate gross unrealized depreciation	(8,028,210)

Net unrealized appreciation/depreciation	$142,304,786

Federal income tax cost of investments	$358,606,889

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$500,911,675	$—	$—	$500,911,675

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.4%
	Consumer Discretionary — 9.0%
	Auto Components — 2.6%
39,000	American Axle & Manufacturing Holdings, Inc. (a)	671,580
33,100	Cooper Tire & Rubber Co.	1,258,462
13,100	Cooper-Standard Holding, Inc. (a)	1,294,280
2,800	Dana Holding Corp.	43,652
13,200	Horizon Global Corp. (a)	263,076
1,700	Stoneridge, Inc. (a)	31,280
4,100	Tower International, Inc.	98,810

		3,661,140

	Diversified Consumer Services — 0.2%
1,400	Capella Education Co.	81,256
17,100	K12, Inc. (a)	245,385

		326,641

	Hotels, Restaurants & Leisure — 1.3%
77,200	Bloomin’ Brands, Inc.	1,330,928
15,300	Carrols Restaurant Group, Inc. (a)	202,113
2,900	DineEquity, Inc.	229,651
3,000	Isle of Capri Casinos, Inc. (a)	66,840

		1,829,532

	Household Durables — 0.9%
11,300	Helen of Troy Ltd. (a)	973,721
2,100	Libbey, Inc.	37,485
15,800	Lifetime Brands, Inc.	212,668
1,500	NACCO Industries, Inc., Class A	101,940

		1,325,814

	Internet & Direct Marketing Retail — 0.3%
16,100	Liberty TripAdvisor Holdings, Inc., Class A (a)	351,785

	Leisure Products — 0.2%
10,800	Nautilus, Inc. (a)	245,376

	Media — 0.5%
6,000	Gray Television, Inc. (a)	62,160
2,600	Nexstar Broadcasting Group, Inc., Class A	150,046
18,300	Sinclair Broadcast Group, Inc., Class A	528,504

		740,710

	Specialty Retail — 2.9%
4,200	Abercrombie & Fitch Co., Class A	66,738
1,100	At Home Group, Inc. (a)	16,665
22,100	Caleres, Inc.	558,909
19,500	Cato Corp. (The), Class A	641,355
14,300	Children’s Place, Inc. (The)	1,142,141
14,800	Express, Inc. (a)	174,492
154,045	Office Depot, Inc.	549,941
54,500	Pier 1 Imports, Inc.	231,080
44,300	Rent-A-Center, Inc.	559,952
11,100	Tilly’s, Inc., Class A (a)	104,229

		4,045,502

	Textiles, Apparel & Luxury Goods — 0.1%
7,400	Perry Ellis International, Inc. (a)	142,672

	Total Consumer Discretionary	12,669,172

	Consumer Staples — 2.5%
	Food & Staples Retailing — 0.9%
30,580	SpartanNash Co.	884,373
31,100	SUPERVALU, Inc. (a)	155,189
8,700	US Foods Holding Corp. (a)	205,407
2,500	Village Super Market, Inc., Class A	80,025

		1,324,994

	Food Products — 1.3%
20,200	Dean Foods Co.	331,280
22,400	Pilgrim’s Pride Corp.	473,088
3,000	Pinnacle Foods, Inc.	150,510
4,900	Post Holdings, Inc. (a)	378,133
2,600	Sanderson Farms, Inc.	250,458
1,900	TreeHouse Foods, Inc. (a)	165,661

		1,749,130

	Household Products — 0.2%
8,400	Central Garden & Pet Co., Class A (a)	208,320

	Personal Products — 0.1%
2,800	elf Beauty, Inc. (a)	78,736
600	USANA Health Sciences, Inc. (a)	83,010

		161,746

	Total Consumer Staples	3,444,190

	Energy — 2.9%
	Energy Equipment & Services — 1.4%
25,000	Archrock, Inc.	327,000
48,700	Atwood Oceanics, Inc.	423,203
20,200	Helix Energy Solutions Group, Inc. (a)	164,226
11,000	Matrix Service Co. (a)	206,360
5,300	PHI, Inc. (a)	96,301
2,400	Pioneer Energy Services Corp. (a)	9,696
28,800	RigNet, Inc. (a)	435,456
39,200	Seadrill Ltd., (United Kingdom) (a)	92,904
10,412	Superior Energy Services, Inc.	186,375

		1,941,521

	Oil, Gas & Consumable Fuels — 1.5%
23,600	Bill Barrett Corp. (a)	131,216
6,200	Callon Petroleum Co. (a)	97,340
4,900	Carrizo Oil & Gas, Inc. (a)	199,038
28,900	Delek U.S. Holdings, Inc.	499,681

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
90,200	Denbury Resources, Inc. (a)	291,346
61,800	Eclipse Resources Corp. (a)	203,322
57,100	EP Energy Corp., Class A (a)	250,098
6,400	Green Plains, Inc.	167,680
22,100	Renewable Energy Group, Inc. (a)	187,187
500	REX American Resources Corp. (a)	42,380
2,300	World Fuel Services Corp.	106,398

		2,175,686

	Total Energy	4,117,207

	Financials — 16.3%
	Banks — 9.0%
12,300	Banc of California, Inc.	214,758
6,400	Cathay General Bancorp	196,992
1,364	Community Trust Bancorp, Inc.	50,618
2,600	CU Bancorp (a)	59,306
10,157	Customers Bancorp, Inc. (a)	255,550
32,555	East West Bancorp, Inc.	1,195,094
24,744	Fidelity Southern Corp.	455,042
4,000	Financial Institutions, Inc.	108,440
119,200	First BanCorp, (Puerto Rico) (a)	619,840
3,900	First Business Financial Services, Inc.	91,650
17,800	First Commonwealth Financial Corp.	179,602
4,700	First Community Bancshares, Inc.	116,560
3,800	First Financial Bancorp	82,992
6,100	First Hawaiian, Inc. (a)	163,846
3,700	First Merchants Corp.	98,975
4,200	Franklin Financial Network, Inc. (a)	157,080
40,800	Fulton Financial Corp.	592,416
26,925	Hanmi Financial Corp.	709,205
11,000	Hilltop Holdings, Inc. (a)	247,060
48,292	Hope Bancorp, Inc.	838,832
103,300	Huntington Bancshares, Inc.	1,018,538
1,075	IBERIABANK Corp.	72,154
3,400	MainSource Financial Group, Inc.	84,830
2,471	NBT Bancorp, Inc.	81,222
19,800	PacWest Bancorp	849,618
33,400	Popular, Inc., (Puerto Rico)	1,276,548
8,500	Preferred Bank	303,875
1,600	Premier Financial Bancorp, Inc.	27,424
4,200	PrivateBancorp, Inc.	192,864
2,350	Sierra Bancorp	44,086
3,300	Southern National Bancorp of Virginia, Inc.	43,065
1,700	Stonegate Bank	57,375
1,300	SVB Financial Group (a)	143,702
91,500	TCF Financial Corp.	1,327,665
1,777	Towne Bank	42,701
12,600	TriCo Bancshares	337,302
12,100	TriState Capital Holdings, Inc. (a)	195,415
4,900	Triumph Bancorp, Inc. (a)	97,216

		12,629,458

	Capital Markets — 1.1%
53,300	BGC Partners, Inc., Class A	466,375
2,500	Evercore Partners, Inc., Class A	128,775
4,000	Houlihan Lokey, Inc.	100,200
11,500	INTL. FCStone, Inc. (a)	446,775
1,000	MarketAxess Holdings, Inc.	165,590
3,300	Piper Jaffray Cos. (a)	159,390
1,200	Stifel Financial Corp. (a)	46,140

		1,513,245

	Consumer Finance — 1.4%
56,900	EZCORP, Inc., Class A (a)	629,314
27,720	FirstCash, Inc.	1,305,057

		1,934,371

	Diversified Financial Services — 0.1%
9,600	FNFV Group (a)	119,808

	Insurance — 2.4%
29,600	American Equity Investment Life Holding Co.	524,808
5,925	Aspen Insurance Holdings Ltd., (Bermuda)	276,046
39,300	CNO Financial Group, Inc.	600,111
9,000	First American Financial Corp.	353,520
5,000	HCI Group, Inc.	151,800
1,400	Horace Mann Educators Corp.	51,310
1,600	Kinsale Capital Group, Inc.	35,200
4,000	Maiden Holdings Ltd., (Bermuda)	50,760
2,700	National General Holdings Corp.	60,048
2,900	Selective Insurance Group, Inc.	115,594
16,600	Stewart Information Services Corp.	737,870
3,300	United Fire Group, Inc.	139,656
8,700	Universal Insurance Holdings, Inc.	219,240
1,106	Validus Holdings Ltd., (Bermuda)	55,101

		3,371,064

	Mortgage Real Estate Investment Trusts (REITs) — 0.6%
26,500	Capstead Mortgage Corp.	249,895
46,400	Redwood Trust, Inc.	657,024

		906,919

	Thrifts & Mortgage Finance — 1.7%
5,500	Dime Community Bancshares, Inc.	92,180
29,300	Flagstar Bancorp, Inc. (a)	813,075
33,200	HomeStreet, Inc. (a)	831,992
5,900	Meta Financial Group, Inc.	357,599

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Thrifts & Mortgage Finance — continued
6,900	PennyMac Financial Services, Inc., Class A (a)	117,369
7,000	Walker & Dunlop, Inc. (a)	176,820
1,400	Washington Federal, Inc.	37,352

		2,426,387

	Total Financials	22,901,252

	Health Care — 14.2%
	Biotechnology — 5.5%
6,200	Acceleron Pharma, Inc. (a)	224,378
11,000	Achillion Pharmaceuticals, Inc. (a)	89,100
8,800	Acorda Therapeutics, Inc. (a)	183,744
4,400	Adamas Pharmaceuticals, Inc. (a)	72,204
8,300	Aduro Biotech, Inc. (a)	103,169
900	Adverum Biotechnologies, Inc. (a)	3,699
1,400	Agios Pharmaceuticals, Inc. (a)	73,948
8,800	AMAG Pharmaceuticals, Inc. (a)	215,688
15,500	Amicus Therapeutics, Inc. (a)	114,700
8,400	Audentes Therapeutics, Inc. (a)	149,604
5,700	Bellicum Pharmaceuticals, Inc. (a)	113,430
6,100	Bluebird Bio, Inc. (a)	413,458
10,600	Blueprint Medicines Corp. (a)	314,820
14,800	Cara Therapeutics, Inc. (a)	123,580
31,900	Celldex Therapeutics, Inc. (a)	128,876
6,600	Clovis Oncology, Inc. (a)	237,930
5,900	Coherus Biosciences, Inc. (a)	158,002
7,300	Corvus Pharmaceuticals, Inc. (a)	120,085
2,900	Dimension Therapeutics, Inc. (a)	23,171
11,800	Dynavax Technologies Corp. (a)	123,782
17,800	Epizyme, Inc. (a)	175,152
6,300	Esperion Therapeutics, Inc. (a)	87,255
9,800	Exelixis, Inc. (a)	125,342
5,800	FibroGen, Inc. (a)	120,060
500	Five Prime Therapeutics, Inc. (a)	26,245
6,200	Global Blood Therapeutics, Inc. (a)	142,910
4,400	Immune Design Corp. (a)	33,352
15,700	Insmed, Inc. (a)	227,964
15,800	Karyopharm Therapeutics, Inc. (a)	153,734
700	Loxo Oncology, Inc. (a)	18,326
7,100	MacroGenics, Inc. (a)	212,361
7,300	Neurocrine Biosciences, Inc. (a)	369,672
3,800	Ophthotech Corp. (a)	175,294
4,400	Puma Biotechnology, Inc. (a)	295,020
2,600	Radius Health, Inc. (a)	140,634
5,900	Sage Therapeutics, Inc. (a)	271,695
6,000	Sarepta Therapeutics, Inc. (a)	368,460
13,100	Selecta Biosciences, Inc. (a)	186,675
2,400	Seres Therapeutics, Inc. (a)	29,496
4,100	Spark Therapeutics, Inc. (a)	246,246
43,700	Synergy Pharmaceuticals, Inc. (a)	240,787
11,600	Syros Pharmaceuticals, Inc. (a)	160,892
1,400	TESARO, Inc. (a)	140,336
4,500	Ultragenyx Pharmaceutical, Inc. (a)	319,230
8,100	Vanda Pharmaceuticals, Inc. (a)	134,784
8,500	Voyager Therapeutics, Inc. (a)	102,085
10,200	Xencor, Inc. (a)	249,798

		7,741,173

	Health Care Equipment & Supplies — 3.6%
9,800	AngioDynamics, Inc. (a)	171,892
6,700	Cynosure, Inc., Class A (a)	341,298
20,700	Glaukos Corp. (a)	781,218
2,600	ICU Medical, Inc. (a)	328,588
12,300	Inogen, Inc. (a)	736,770
20,400	Masimo Corp. (a)	1,213,596
9,600	NuVasive, Inc. (a)	639,936
17,800	OraSure Technologies, Inc. (a)	141,866
6,900	Orthofix International N.V. (a)	295,113
1,000	Penumbra, Inc. (a)	75,990
4,400	West Pharmaceutical Services, Inc.	327,800

		5,054,067

	Health Care Providers & Services — 3.4%
6,097	American Renal Associates Holdings, Inc. (a)	111,392
1,813	Amsurg Corp. (a)	121,562
1,900	BioTelemetry, Inc. (a)	35,283
75,800	Cross Country Healthcare, Inc. (a)	892,924
50,700	Healthways, Inc. (a)	1,341,522
22,300	Kindred Healthcare, Inc.	227,906
17,000	Molina Healthcare, Inc. (a)	991,440
8,200	Owens & Minor, Inc.	284,786
11,300	PharMerica Corp. (a)	317,191
1,800	Surgical Care Affiliates, Inc. (a)	87,768
2,800	WellCare Health Plans, Inc. (a)	327,852

		4,739,626

	Health Care Technology — 0.4%
26,900	HMS Holdings Corp. (a)	596,373

	Life Sciences Tools & Services — 0.2%
2,600	Cambrex Corp. (a)	115,596
4,300	Medpace Holdings, Inc. (a)	128,398

		243,994

	Pharmaceuticals — 1.1%
6,800	Amphastar Pharmaceuticals, Inc. (a)	128,996

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — continued
5,600	Cempra, Inc. (a)	135,520
4,800	Flex Pharma, Inc. (a)	56,544
22,500	Horizon Pharma plc (a)	407,925
18,300	Lipocine, Inc. (a)	81,618
5,300	Medicines Co. (The) (a)	200,022
6,100	Pacira Pharmaceuticals, Inc. (a)	208,742
5,853	Reata Pharmaceuticals, Inc., Class A (a)	154,285
7,300	Revance Therapeutics, Inc. (a)	118,333
4,000	Theravance Biopharma, Inc., (Cayman Islands) (a)	144,960

		1,636,945

	Total Health Care	20,012,178

	Industrials — 17.4%
	Aerospace & Defense — 1.3%
13,000	AAR Corp.	407,160
10,300	Engility Holdings, Inc. (a)	324,450
4,700	HEICO Corp., Class A	284,397
2,600	Moog, Inc., Class A (a)	154,804
41,000	Vectrus, Inc. (a)	624,430

		1,795,241

	Air Freight & Logistics — 0.3%
6,400	Atlas Air Worldwide Holdings, Inc. (a)	274,048
3,000	Park-Ohio Holdings Corp.	109,350

		383,398

	Airlines — 1.1%
8,100	Hawaiian Holdings, Inc. (a)	393,660
44,100	SkyWest, Inc.	1,164,681

		1,558,341

	Building Products — 1.0%
1,900	American Woodmark Corp. (a)	153,083
18,900	NCI Building Systems, Inc. (a)	275,751
9,700	Universal Forest Products, Inc.	955,353

		1,384,187

	Commercial Services & Supplies — 3.2%
11,300	ABM Industries, Inc.	448,610
116,200	ACCO Brands Corp. (a)	1,120,168
21,000	Essendant, Inc.	430,920
2,100	Herman Miller, Inc.	60,060
13,100	Interface, Inc.	218,639
9,600	Kimball International, Inc., Class B	124,224
50,900	Quad/Graphics, Inc.	1,360,048
24,000	Steelcase, Inc., Class A	333,360
3,000	Viad Corp.	110,610
1,300	VSE Corp.	44,187
12,400	West Corp.	273,792

		4,524,618

	Construction & Engineering — 1.3%
11,775	EMCOR Group, Inc.	702,026
21,658	HC2 Holdings, Inc. (a)	118,036
25,900	MasTec, Inc. (a)	770,266
4,400	Orion Group Holdings, Inc. (a)	30,140
10,418	Tutor Perini Corp. (a)	223,674

		1,844,142

	Electrical Equipment — 1.5%
5,800	EnerSys	401,302
86,700	General Cable Corp.	1,298,766
6,100	Powell Industries, Inc.	244,305
2,700	Regal Beloit Corp.	160,623

		2,104,996

	Machinery — 3.4%
4,700	Barnes Group, Inc.	190,585
4,000	Columbus McKinnon Corp.	71,360
12,600	Federal Signal Corp.	167,076
43,200	Global Brass & Copper Holdings, Inc.	1,248,048
4,200	Greenbrier Cos., Inc. (The)	148,260
1,600	Hurco Cos., Inc.	44,912
3,100	Hyster-Yale Materials Handling, Inc.	186,403
7,600	Joy Global, Inc.	210,824
6,000	Kadant, Inc.	312,660
2,500	Kennametal, Inc.	72,550
84,300	Meritor, Inc. (a)	938,259
1,000	Standex International Corp.	92,870
7,800	TriMas Corp. (a)	145,158
66,800	Wabash National Corp. (a)	951,232

		4,780,197

	Marine — 0.0% (g)
1,300	Matson, Inc.	51,844

	Professional Services — 3.2%
47,300	Acacia Research Corp.	308,396
27,800	Barrett Business Services, Inc.	1,379,158
3,800	CRA International, Inc. (a)	101,042
14,400	Insperity, Inc.	1,046,016
1,600	Kelly Services, Inc., Class A	30,752
30,800	TriNet Group, Inc. (a)	666,204
25,400	TrueBlue, Inc. (a)	575,564
6,000	WageWorks, Inc. (a)	365,460

		4,472,592

	Road & Rail — 0.8%
43,600	ArcBest Corp.	829,272
2,000	Universal Logistics Holdings, Inc.	26,840
30,000	YRC Worldwide, Inc. (a)	369,600

		1,225,712

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Trading Companies & Distributors — 0.3%
6,800	Applied Industrial Technologies, Inc.	317,832
2,300	SiteOne Landscape Supply, Inc. (a)	82,639

		400,471

	Total Industrials	24,525,739

	Information Technology — 18.3%
	Communications Equipment — 0.8%
1,900	Bel Fuse, Inc., Class B	45,866
31,661	EMCORE Corp.	180,468
219,800	Extreme Networks, Inc. (a)	986,902

		1,213,236

	Electronic Equipment, Instruments & Components — 3.3%
27,300	Benchmark Electronics, Inc. (a)	681,135
37,600	Insight Enterprises, Inc. (a)	1,223,880
22,325	Kimball Electronics, Inc. (a)	309,424
2,000	Littelfuse, Inc.	257,620
6,700	Methode Electronics, Inc.	234,299
55,000	Sanmina Corp. (a)	1,565,850
4,000	Tech Data Corp. (a)	338,840

		4,611,048

	Internet Software & Services — 2.8%
7,500	Carbonite, Inc. (a)	115,200
7,100	Cornerstone OnDemand, Inc. (a)	326,245
43,498	Everyday Health, Inc. (a)	334,500
25,300	Five9, Inc. (a)	396,704
24,100	Nutanix, Inc. (a)	891,700
2,400	Q2 Holdings, Inc. (a)	68,784
119,800	RetailMeNot, Inc. (a)	1,184,822
6,300	Trade Desk, Inc. (The), Class A (a)	184,023
5,100	Web.com Group, Inc. (a)	88,077
24,200	Xactly Corp. (a)	356,224

		3,946,279

	IT Services — 2.8%
1,500	Blackhawk Network Holdings, Inc. (a)	45,255
8,900	Euronet Worldwide, Inc. (a)	728,287
1,900	EVERTEC, Inc., (Puerto Rico)	31,882
7,000	ExlService Holdings, Inc. (a)	348,880
38,200	Planet Payment, Inc. (a)	141,722
4,400	Science Applications International Corp.	305,228
11,300	Sykes Enterprises, Inc. (a)	317,869
89,100	Travelport Worldwide Ltd., (United Kingdom)	1,339,173
68,100	Unisys Corp. (a)	663,294

		3,921,590

	Semiconductors & Semiconductor Equipment — 4.5%
1,400	Acacia Communications, Inc. (a)	144,592
9,700	Advanced Energy Industries, Inc. (a)	459,004
64,500	Advanced Micro Devices, Inc. (a)	445,695
23,450	Alpha & Omega Semiconductor Ltd. (a)	509,334
23,475	Amkor Technology, Inc. (a)	228,177
13,900	Cirrus Logic, Inc. (a)	738,785
23,300	Cohu, Inc.	273,542
79,015	Cypress Semiconductor Corp.	960,822
11,700	First Solar, Inc. (a)	462,033
51,200	IXYS Corp.	616,960
3,700	Nanometrics, Inc. (a)	82,658
11,600	NeoPhotonics Corp. (a)	189,544
3,900	PDF Solutions, Inc. (a)	70,863
5,500	Rudolph Technologies, Inc. (a)	97,570
45,000	Sigma Designs, Inc. (a)	350,550
62,700	Ultra Clean Holdings, Inc. (a)	464,607
44,100	Xcerra Corp. (a)	267,246

		6,361,982

	Software — 4.1%
5,100	8x8, Inc. (a)	78,693
76,100	A10 Networks, Inc. (a)	813,509
16,100	AVG Technologies N.V., (Netherlands) (a)	402,661
3,500	Manhattan Associates, Inc. (a)	201,670
19,600	Pegasystems, Inc.	578,004
7,140	PTC, Inc. (a)	316,373
2,500	Qualys, Inc. (a)	95,475
6,900	Rapid7, Inc. (a)	121,785
34,000	RingCentral, Inc., Class A (a)	804,440
37,500	Take-Two Interactive Software, Inc. (a)	1,690,500
25,100	TiVo Corp. (a)	488,948
3,600	VASCO Data Security International, Inc. (a)	63,396
6,600	Zendesk, Inc. (a)	202,686

		5,858,140

	Total Information Technology	25,912,275

	Materials — 4.3%
	Chemicals — 2.3%
2,600	FutureFuel Corp.	29,328
14,300	Innophos Holdings, Inc.	558,129
1,000	Innospec, Inc.	60,810
10,100	Minerals Technologies, Inc.	713,969
11,500	OMNOVA Solutions, Inc. (a)	97,060
27,400	Trinseo S.A.	1,549,744
7,800	Valvoline, Inc. (a)	183,222

		3,192,262

	Containers & Packaging — 0.7%
2,600	AEP Industries, Inc.	284,362

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Containers & Packaging — continued
7,600	Berry Plastics Group, Inc. (a)	333,260
28,500	Graphic Packaging Holding Co.	398,715

		1,016,337

	Metals & Mining — 0.7%
44,600	AK Steel Holding Corp. (a)	215,418
15,800	Commercial Metals Co.	255,802
27,600	Ryerson Holding Corp. (a)	311,604
3,500	Worthington Industries, Inc.	168,105

		950,929

	Paper & Forest Products — 0.6%
10,800	Boise Cascade Co. (a)	274,320
15,700	Schweitzer-Mauduit International, Inc.	605,392

		879,712

	Total Materials	6,039,240

	Real Estate — 7.4%
	Equity Real Estate Investment Trusts (REITs) — 7.4%
1,000	Agree Realty Corp.	49,440
9,600	American Assets Trust, Inc.	416,448
3,683	American Campus Communities, Inc.	187,354
7,800	Armada Hoffler Properties, Inc.	104,520
83,700	Ashford Hospitality Trust, Inc.	492,993
15,800	Bluerock Residential Growth REIT, Inc.	205,400
7,300	Chatham Lodging Trust	140,525
6,400	Chesapeake Lodging Trust	146,560
7,000	CoreSite Realty Corp.	518,280
18,500	Cousins Properties, Inc.	193,140
7,800	CubeSmart	212,628
2,000	CyrusOne, Inc.	95,140
6,743	DCT Industrial Trust, Inc.	327,373
7,800	DDR Corp.	135,954
13,100	DiamondRock Hospitality Co.	119,210
7,300	DuPont Fabros Technology, Inc.	301,125
4,400	Easterly Government Properties, Inc.	83,952
6,433	Education Realty Trust, Inc.	277,519
3,200	EPR Properties	251,968
2,100	Equity One, Inc.	64,281
34,700	First Industrial Realty Trust, Inc.	979,234
2,500	Franklin Street Properties Corp.	31,500
4,300	Government Properties Income Trust	97,266
23,300	Gramercy Property Trust	224,612
5,900	Highwoods Properties, Inc.	307,508
4,700	Hudson Pacific Properties, Inc.	154,489
6,700	InfraREIT, Inc.	121,538
500	Life Storage, Inc.	44,470
10,700	LTC Properties, Inc.	556,293
17,400	New Senior Investment Group, Inc.	200,796
2,600	Parkway Properties, Inc.	44,226
1,475	PS Business Parks, Inc.	167,516
7,200	RAIT Financial Trust	24,336
2,300	Ramco-Gershenson Properties Trust	43,102
43,900	Retail Opportunity Investments Corp.	964,044
17,900	Rexford Industrial Realty, Inc.	409,731
17,100	RLJ Lodging Trust	359,613
39,100	Summit Hotel Properties, Inc.	514,556
2,100	Sun Communities, Inc.	164,808
30,425	Sunstone Hotel Investors, Inc.	389,136
18,200	Xenia Hotels & Resorts, Inc.	276,276

	Total Real Estate	10,398,860

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.7%
5,800	IDT Corp., Class B	99,992
51,700	Inteliquent, Inc.	834,438

	Total Telecommunication Services	934,430

	Utilities — 3.4%
	Electric Utilities — 1.7%
1,225	El Paso Electric Co.	57,293
5,300	IDACORP, Inc.	414,884
2,650	MGE Energy, Inc.	149,752
29,875	Portland General Electric Co.	1,272,376
15,700	Spark Energy, Inc., Class A	457,341
1,800	Westar Energy, Inc.	102,150

		2,453,796

	Gas Utilities — 0.4%
11,000	New Jersey Resources Corp.	361,460
2,500	Southwest Gas Corp.	174,650

		536,110

	Independent Power & Renewable Electricity Producers — 1.2%
8,400	Atlantic Power Corp.	20,748
12,600	Dynegy, Inc. (a)	156,114
96,400	Talen Energy Corp. (a)	1,335,140
52,500	TerraForm Global, Inc., Class A	215,775

		1,727,777

	Water Utilities — 0.1%
1,600	American States Water Co.	64,080

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Water Utilities — continued
1,900	Consolidated Water Co., Ltd., (Cayman Islands)	22,078

		86,158

	Total Utilities	4,803,841

	Total Common Stocks (Cost $111,119,321)	135,758,384

NUMBER OF WARRANTS
Warrant — 0.0%
	Financials — 0.0%
	Consumer Finance — 0.0%
355	Emergent Capital, Inc., expiring 10/01/19 (Strike Price $10.75) (a) (Cost $–)	—

SHARES
Short-Term Investment — 2.9%
	Investment Company — 2.9%
4,071,313	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $4,071,313)	4,071,313

	Total Investments — 99.3% (Cost $115,190,634)	139,829,697
	Other Assets in Excess of Liabilities — 0.7%	996,789

	NET ASSETS — 100.0%	$140,826,486

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
29	E-mini Russell 2000	12/16/16	USD	$3,620,070	$83,962

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,030,071
Aggregate gross unrealized depreciation	(6,391,008)

Net unrealized appreciation/depreciation	$24,639,063

Federal income tax cost of investments	$115,190,634

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$139,829,697	$—	$—	(b)	$139,829,697

Appreciation in Other Financial Instruments
Futures Contracts	$83,962	$—	$—	(b)	$83,962

(a)	All portfolio holdings designated in level 1 and level 3 are disclosed individually in the SOI. Level 3 consists of warrants. Please refer to the SOI for industry specifics of the portfolio holdings.
(b)	Value is zero.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.4%
	Consumer Discretionary — 15.3%
	Auto Components — 0.7%
10,227	Delphi Automotive plc, (United Kingdom)	729,390

	Automobiles — 1.6%
50,592	General Motors Co.	1,607,308

	Hotels, Restaurants & Leisure — 1.6%
3,452	Hilton Worldwide Holdings, Inc.	79,154
12,488	Royal Caribbean Cruises Ltd.	935,975
10,826	Starbucks Corp.	586,120

		1,601,249

	Household Durables — 1.3%
14,334	D.R. Horton, Inc.	432,887
5,799	Harman International Industries, Inc.	489,725
10,903	Toll Brothers, Inc. (a)	325,564

		1,248,176

	Internet & Direct Marketing Retail — 2.1%
2,425	Amazon.com, Inc. (a)	2,030,477

	Media — 4.6%
2,455	Charter Communications, Inc., Class A (a)	662,777
14,409	Comcast Corp., Class A	955,893
9,731	DISH Network Corp., Class A (a)	533,064
16,112	Time Warner, Inc.	1,282,676
31,150	Twenty-First Century Fox, Inc., Class A	754,453
6,230	Twenty-First Century Fox, Inc., Class B	154,130
1,870	Walt Disney Co. (The)	173,648

		4,516,641

	Specialty Retail — 3.3%
4,469	Best Buy Co., Inc.	170,626
3,860	Home Depot, Inc. (The)	496,705
23,001	Lowe’s Cos., Inc.	1,660,902
437	O’Reilly Automotive, Inc. (a)	122,408
10,725	TJX Cos., Inc. (The)	802,016

		3,252,657

	Textiles, Apparel & Luxury Goods — 0.1%
789	Carter’s, Inc.	68,414

	Total Consumer Discretionary	15,054,312

	Consumer Staples — 5.7%
	Beverages — 2.8%
1,238	Constellation Brands, Inc., Class A	206,115
8,546	Molson Coors Brewing Co., Class B	938,351
14,880	PepsiCo, Inc.	1,618,497

		2,762,963

	Food & Staples Retailing — 0.6%
2,023	Costco Wholesale Corp.	308,528
10,146	Kroger Co. (The)	301,133

		609,661

	Food Products — 1.1%
24,044	Mondelez International, Inc., Class A	1,055,532

	Household Products — 0.8%
4,504	Kimberly-Clark Corp.	568,135
2,030	Procter & Gamble Co. (The)	182,192

		750,327

	Tobacco — 0.4%
3,312	Philip Morris International, Inc.	321,993
2,468	Reynolds American, Inc.	116,366

		438,359

	Total Consumer Staples	5,616,842

	Energy — 7.5%
	Energy Equipment & Services — 0.8%
10,071	Schlumberger Ltd.	791,984

	Oil, Gas & Consumable Fuels — 6.7%
2,430	Cabot Oil & Gas Corp.	62,694
3,899	Concho Resources, Inc. (a)	535,528
5,890	Diamondback Energy, Inc. (a)	568,620
15,018	EOG Resources, Inc.	1,452,391
10,735	EQT Corp.	779,576
22,538	Occidental Petroleum Corp.	1,643,471
7,465	Pioneer Natural Resources Co.	1,385,877
490	TransCanada Corp., (Canada)	23,304
1,810	Valero Energy Corp.	95,930

		6,547,391

	Total Energy	7,339,375

	Financials — 15.1%
	Banks — 5.4%
34,191	Bank of America Corp.	535,089
39,646	Citigroup, Inc.	1,872,481
2,818	East West Bancorp, Inc.	103,449
36,925	KeyCorp	449,377
917	SVB Financial Group (a)	101,365
49,248	Wells Fargo & Co.	2,180,701
1,960	Zions Bancorporation	60,799

		5,303,261

	Capital Markets — 4.2%
1,002	BlackRock, Inc.	363,185
18,224	Charles Schwab Corp. (The)	575,332
4,811	Goldman Sachs Group, Inc. (The)	775,870
3,675	Intercontinental Exchange, Inc.	989,898

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — continued
45,117	Morgan Stanley	1,446,451

		4,150,736

	Consumer Finance — 0.8%
6,740	Capital One Financial Corp.	484,134
4,630	Discover Financial Services	261,827

		745,961

	Insurance — 4.7%
6,755	American International Group, Inc.	400,842
9,677	Arthur J. Gallagher & Co.	492,269
13,686	Chubb Ltd., (Switzerland)	1,719,646
10,286	Hartford Financial Services Group, Inc. (The)	440,447
8,790	Marsh & McLennan Cos., Inc.	591,127
20,028	MetLife, Inc.	889,844
1,558	Principal Financial Group, Inc.	80,253
1,580	XL Group Ltd., (Bermuda)	53,135

		4,667,563

	Total Financials	14,867,521

	Health Care — 15.0%
	Biotechnology — 3.7%
4,759	Alexion Pharmaceuticals, Inc. (a)	583,168
2,983	Biogen, Inc. (a)	933,768
2,234	BioMarin Pharmaceutical, Inc. (a)	206,690
5,400	Celgene Corp. (a)	564,462
9,955	Gilead Sciences, Inc.	787,640
6,416	Vertex Pharmaceuticals, Inc. (a)	559,539

		3,635,267

	Health Care Equipment & Supplies — 1.1%
11,920	Abbott Laboratories	504,097
25,324	Boston Scientific Corp. (a)	602,711

		1,106,808

	Health Care Providers & Services — 3.8%
4,365	Aetna, Inc.	503,939
628	Cigna Corp.	81,841
2,922	Humana, Inc.	516,873
1,358	McKesson Corp.	226,446
17,331	UnitedHealth Group, Inc.	2,426,340

		3,755,439

	Life Sciences Tools & Services — 0.7%
6,255	Agilent Technologies, Inc.	294,548
2,380	Illumina, Inc. (a)	432,351

		726,899

	Pharmaceuticals — 5.7%
5,600	Allergan plc (a)	1,289,736
16,548	Bristol-Myers Squibb Co.	892,268
13,178	Eli Lilly & Co.	1,057,666
4,910	Merck & Co., Inc.	306,433
59,839	Pfizer, Inc.	2,026,747

		5,572,850

	Total Health Care	14,797,263

	Industrials — 10.3%
	Aerospace & Defense — 0.8%
2,180	General Dynamics Corp.	338,249
2,004	Northrop Grumman Corp.	428,756
604	United Technologies Corp.	61,366

		828,371

	Airlines — 1.7%
23,352	Delta Air Lines, Inc.	919,135
4,740	Southwest Airlines Co.	184,338
10,823	United Continental Holdings, Inc. (a)	567,883

		1,671,356

	Building Products — 1.1%
6,353	Allegion plc, (Ireland)	437,785
2,853	Fortune Brands Home & Security, Inc.	165,759
14,950	Masco Corp.	512,935

		1,116,479

	Electrical Equipment — 0.2%
2,512	Eaton Corp. plc	165,063

	Industrial Conglomerates — 3.8%
52,129	General Electric Co.	1,544,061
18,784	Honeywell International, Inc.	2,190,027

		3,734,088

	Machinery — 1.7%
5,383	PACCAR, Inc.	316,413
2,250	Snap-on, Inc.	341,910
7,827	Stanley Black & Decker, Inc.	962,564

		1,620,887

	Road & Rail — 1.0%
2,287	Canadian Pacific Railway Ltd., (Canada)	349,225
6,455	Union Pacific Corp.	629,556

		978,781

	Total Industrials	10,115,025

	Information Technology — 23.8%
	Electronic Equipment, Instruments & Components — 0.6%
9,732	TE Connectivity Ltd., (Switzerland)	626,546

	Internet Software & Services — 5.8%
2,060	Alphabet, Inc., Class A (a)	1,656,364

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Internet Software & Services — continued
3,059	Alphabet, Inc., Class C (a)	2,377,730
13,353	Facebook, Inc., Class A (a)	1,712,789

		5,746,883

	IT Services — 4.2%
11,541	Accenture plc, (Ireland), Class A	1,409,964
6,330	Fidelity National Information Services, Inc.	487,600
2,840	First Data Corp., Class A (a)	37,374
6,606	MasterCard, Inc., Class A	672,293
2,190	PayPal Holdings, Inc. (a)	89,724
16,680	Visa, Inc., Class A	1,379,436

		4,076,391

	Semiconductors & Semiconductor Equipment — 6.3%
6,912	Analog Devices, Inc.	445,478
847	ASML Holding N.V., (Netherlands)	92,814
12,349	Broadcom Ltd., (Singapore)	2,130,450
11,265	Lam Research Corp.	1,066,908
9,547	NXP Semiconductors N.V., (Netherlands) (a)	973,890
3,190	QUALCOMM, Inc.	218,515
1,590	Skyworks Solutions, Inc.	121,063
16,169	Texas Instruments, Inc.	1,134,740

		6,183,858

	Software — 4.5%
8,417	Adobe Systems, Inc. (a)	913,581
58,362	Microsoft Corp.	3,361,651
2,278	Mobileye N.V., (Israel) (a)	96,975
720	Workday, Inc., Class A (a)	66,017

		4,438,224

	Technology Hardware, Storage & Peripherals — 2.4%
19,722	Apple, Inc.	2,229,572
9,340	HP, Inc.	145,050

		2,374,622

	Total Information Technology	23,446,524

	Materials — 2.7%
	Chemicals — 1.5%
11,541	E.I. du Pont de Nemours & Co.	772,901
6,195	Eastman Chemical Co.	419,278
13,088	Mosaic Co. (The)	320,132

		1,512,311

	Construction Materials — 0.4%
573	Martin Marietta Materials, Inc.	102,630
2,160	Vulcan Materials Co.	245,657

		348,287

	Containers & Packaging — 0.7%
9,231	Crown Holdings, Inc. (a)	526,997
3,875	WestRock Co.	187,860

		714,857

	Metals & Mining — 0.1%
3,300	United States Steel Corp.	62,238

	Total Materials	2,637,693

	Real Estate — 0.6%
	Equity Real Estate Investment Trusts (REITs) — 0.6%
2,264	AvalonBay Communities, Inc.	402,630
4,512	Kimco Realty Corp.	130,622

	Total Real Estate	533,252

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 0.7%
16,617	AT&T, Inc.	674,817

	Wireless Telecommunication Services — 0.5%
10,860	T-Mobile US, Inc. (a)	507,379

	Total Telecommunication Services	1,182,196

	Utilities — 2.2%
	Electric Utilities — 1.6%
5,722	Edison International	413,414
5,574	NextEra Energy, Inc.	681,812
2,310	PG&E Corp.	141,303
8,158	Xcel Energy, Inc.	335,620

		1,572,149

	Multi-Utilities — 0.6%
6,920	CMS Energy Corp.	290,709
8,116	Public Service Enterprise Group, Inc.	339,817

		630,526

	Total Utilities	2,202,675

	Total Common Stocks (Cost $79,073,089)	97,792,678

Short-Term Investment — 1.9%
	Investment Company — 1.9%
1,914,522	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $1,914,522)	1,914,522

	Total Investments — 101.3% (Cost $80,987,611)	99,707,200
	Liabilities in Excess of Other Assets — (1.3)%	(1,324,014)

	NET ASSETS — 100.0%	$98,383,186

Percentages indicated are based on net assets.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,997,267
Aggregate gross unrealized depreciation	(1,277,678)

Net unrealized appreciation/depreciation	$18,719,589

Federal income tax cost of investments	$80,987,611

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$99,707,200	$—	$—	$99,707,200

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Insurance Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
November 28, 2016